UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07840

Schroder Series Trust
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Carin F. Muhlbaum 875 Third Avenue, 22nd Floor New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2016

Date of reporting period:	January 31, 2016

Item 1.   Schedule of Investments

Schroder U.S. Small and Mid Cap Opportunities Fund

Schedule of Investments

January 31, 2016 (unaudited)

Shares		Value $

	COMMON STOCK — 91.4%
	Auto & Transportation — 0.8%
8,300	Ryder System	441,311
	Consumer Discretionary — 15.9%
7,100	Advance Auto Parts	1,079,555
36,475	Aramark	1,165,376
4,300	BRP (1)	47,638
10,600	Brunswick	422,410
200	Cable One	85,998
4,200	Domino’s Pizza	478,506
8,600	Fortune Brands Home & Security	417,874
1,200	Graham Holdings Class B	581,628
8,748	Jack in the Box	679,195
15,500	KAR Auction Services	518,010
8,000	Lamar Advertising Class A REIT	448,880
11,900	Mattel	328,321
6,800	Nordstrom	333,880
17,700	PVH	1,298,826
18,400	TEGNA	441,784
2,700	VeriSign (1)	204,120
		8,532,001
	Consumer Staples — 2.7%
18,692	Performance Food Group (1)	437,393
7,400	Spectrum Brands Holdings	703,296
7,476	WhiteWave Foods Class A (1)	282,219
		1,422,908
	Financial Services — 20.9%
1,889	Affiliated Managers Group (1)	253,485
3,543	Alexandria REIT	280,535
27,255	Ares Capital	378,844
12,314	Arthur J Gallagher	463,499
8,700	Brown & Brown	263,175
8,494	Commerce Bancshares	349,358
23,400	CoreLogic (1)	835,380
16,600	Douglas Emmett REIT	491,028
11,300	East West Bancorp	366,346
9,453	Equity LifeStyle Properties REIT	623,142
9,500	FCB Financial Holdings Class A (1)	319,390
5,835	First Interstate Bancsystem Class A	157,253
7,100	First Republic Bank	482,800
16,800	Genpact (1)	401,856
34,600	Gramercy Property Trust REIT	252,926
3,400	Mid-America Apartment Communities REIT	318,988
3,528	PartnerRe (1)	495,331
6,900	ProAssurance	345,828
24,500	Radian Group	246,470
8,700	Raymond James Financial	381,147
4,100	Reinsurance Group of America Class A	345,343
1,900	Signature Bank NY (1)	264,746
2,035	SVB Financial Group (1)	206,186
8,150	Torchmark	442,871
19,154	Vantiv Class A (1)	901,196
9,200	Webster Financial	305,164
3,100	Westamerica Bancorporation	135,377
5,700	Western Alliance Bancorp (1)	185,706
5,600	Wintrust Financial	235,704
20,200	Zions Bancorporation	458,136
		11,187,210
	Healthcare — 12.9%
4,100	Aerie Pharmaceuticals (1)	67,814
5,200	Akorn (1)	135,148
23,232	Catalent (1)	546,649
5,400	Centene (1)	335,124
11,941	Cepheid (1)	351,663
3,500	Cooper	459,025
18,084	Envision Healthcare Holdings (1)	399,656
3,269	Henry Schein (1)	495,057
3,700	LifePoint Health (1)	258,223
8,300	Masimo (1)	305,025
8,200	Parexel International (1)	524,472
13,200	PerkinElmer	637,824
3,618	Quintiles Transnational Holdings (1)	220,083
6,700	Sirona Dental Systems (1)	712,143
3,517	Universal Health Services Class B	396,155
31,387	VWR (1)	767,726
4,600	West Pharmaceutical Services	263,212
		6,874,999
	Materials & Processing — 8.6%
2,853	Airgas	399,420
13,200	Hexcel	546,216
30,500	Interface Class A	515,145
2,200	Lennox International	263,604
6,800	Minerals Technologies	278,732
13,972	Owens Corning	645,367
8,400	Packaging Corp. of America	426,972
6,900	Reliance Steel & Aluminum	392,886
9,800	Sealed Air	397,194
6,900	Valmont Industries	735,471
		4,601,007
	Other Energy — 2.1%
7,300	Helmerich & Payne	370,840
8,600	PDC Energy (1)	489,082
20,700	RPC (1)	258,129
		1,118,051
	Producer Durables — 13.1%
7,100	AGCO	346,267
18,900	Allison Transmission Holdings Class A	449,631
8,400	Carlisle	702,912
5,700	CLARCOR	267,102

Shares		Value $

6,300	Dover	368,235
2,500	Genesee & Wyoming Class A (1)	123,950
5,300	Graco	385,204
4,100	Herman Miller	105,042
5,591	IDEX	405,403
4,100	Kirby (1)	207,665
6,800	MSC Industrial Direct Class A	440,708
6,600	Quanta Services (1)	123,420
30,950	Rollins	852,673
4,000	Snap-on	646,240
13,000	Spirit Airlines (1)	543,400
3,168	Verisk Analytics Class A (1)	231,264
13,195	Waste Connections	791,304
		6,990,420
	Technology — 11.0%
11,857	Arrow Electronics (1)	611,821
25,100	Cadence Design Systems (1)	490,956
23,300	Ciena (1)	414,041
14,300	DigitalGlobe (1)	187,330
3,900	Gartner (1)	342,771
9,000	Integrated Device Technology (1)	229,320
9,900	Linear Technology	423,027
13,981	Match Group (1)	175,461
9,500	Microchip Technology	425,695
30,200	ON Semiconductor (1)	258,512
11,300	PTC (1)	334,593
33,500	Sabre	857,935
4,100	SBA Communications Class A (1)	407,048
13,994	Synopsys (1)	600,343
21,600	Viavi Solutions (1)	108,000
		5,866,853
	Utilities — 3.4%
8,300	Alliant Energy	542,322
9,200	NorthWestern	513,728
8,900	Portland General Electric	345,943
9,800	Westar Energy Class A	426,888
		1,828,881
	TOTAL COMMON STOCK (Cost $42,180,634)	48,863,641

	INVESTMENT COMPANY — 3.9%
45,500	SPDR Barclays 1-3 Month T-Bill ETF (1) (Cost $2,079,122)	2,078,895

	TOTAL INVESTMENTS — 95.3% (Cost $44,259,756)*	50,942,536
	OTHER ASSETS LESS LIABILITIES — 4.7%	2,504,343
	NET ASSETS — 100%	$53,446,879

(1) Denotes non-income producing security.

* At January 31, 2016, the tax basis cost of the Fund’s investments was $44,259,756, and the unrealized appreciation and depreciation were $9,261,389 and $(2,578,609), respectively.

The open futures contracts held by the Fund at January 31, 2016, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
Russell 2000 Index E-MINI	3	Mar-2016	$(17,707)
S&P Mid 400 Index E-MINI	3	Mar-2016	(12,043)
			$(29,750)

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Emerging Market Equity Fund

Schedule of Investments

January 31, 2016 (unaudited)

Shares		Value $

	COMMON STOCK — 95.6%
	Brazil — 3.5%
636,113	Ambev ADR	2,970,648
828,700	BB Seguridade Participacoes	4,792,197
1,675,156	Cia de Concessoes Rodoviarias	5,352,391
844,140	Cielo	7,148,113
287,934	Embraer ADR	8,286,740
485,200	Ultrapar Participacoes	7,203,154
1,030,100	Weg	3,981,536
		39,734,779
	Chile — 1.3%
247,020	Banco Santander Chile ADR	4,270,976
98,559	Empresa Nacional de Electricidad ADR	3,824,089
540,572	Enersis ADR	6,373,344
		14,468,409
	China — 25.2%
207,228	Alibaba Group Holding ADR (1)	13,890,493
22,085	Baidu ADR (1)	3,605,818
7,536,000	Brilliance China Automotive Holdings (2)	7,265,855
73,334,320	China Construction Bank Class H (2)	44,770,245
2,898,000	China Life Insurance Class H (2)	7,026,109
2,951,000	China Longyuan Power Group Class H (2)	1,763,258
3,717,000	China Mobile (2)	40,828,199
5,763,400	China Pacific Insurance Group Class H (2)	20,337,026
47,483,600	China Petroleum & Chemical Class H (2)	26,825,303
6,814,000	China Unicom Hong Kong (2)	7,549,284
2,483,644	Chongqing Changan Automobile Class B (2)	4,876,324
15,948,565	Industrial & Commercial Bank of China Class H (2)	8,300,290
460,420	JD.com ADR (1)	11,984,733
212,940	Mindray Medical International ADR	5,749,380
276,565	New Oriental Education & Technology Group ADR (1)	8,686,907
3,228,300	Tencent Holdings (2)	60,649,105
105,768	Yum! Brands	7,654,430
1,282,000	Zhuzhou CSR Times Electric Class H (2)	6,614,842
		288,377,601
	Egypt — 0.5%
970,991	Commercial International Bank	3,901,300
311,491	Commercial International Bank GDR (2)	1,210,498
		5,111,798
	Greece (2) — 0.7%
1,131,476	Alpha Bank AE (1)	2,294,790
713,707	Hellenic Telecommunications Organization	6,214,148
		8,508,938
	Hong Kong (2) — 2.6%
5,362,400	AIA Group	29,812,081

	Hungary (2) — 1.5%
805,560	OTP Bank	17,136,506

	India (2) — 8.7%
1,549,604	HDFC Bank	24,168,938
414,784	Lupin	10,505,291
274,654	Maruti Suzuki India	16,645,907
1,598,926	Sun Pharmaceutical Industries	20,696,330
481,226	Tata Consultancy Services	17,021,872
936,347	Tata Motors (1)	4,697,249
137,819	UltraTech Cement	5,796,302
		99,531,889
	Kuwait (2) — 0.5%
2,370,000	National Bank of Kuwait SAKP	5,508,690

	Mexico — 2.9%
130,597	Fomento Economico Mexicano ADR	12,383,208
119,913	Gruma Class B	1,807,513
574,081	Grupo Aeroportuario del Pacifico Class B	4,834,716
2,707,437	Grupo Financiero Banorte Class O	14,106,093
		33,131,530
	Philippines (2) — 0.9%
8,264,000	Ayala Land	5,484,010
260,050	SM Investments	4,548,154
		10,032,164
	Poland (2) — 1.2%
225,342	Bank Pekao	7,581,668
112,129	Polski Koncern Naftowy Orlen	1,719,627
608,973	Powszechny Zaklad Ubezpieczen	4,852,259
		14,153,554
	Russia — 5.6%
335,045	LUKOIL ADR	11,364,726
137,209	Luxoft Holding Class A (1)	10,301,652
335,954	Mail.Ru Group GDR (1)(2)	7,314,111
419,346	MMC Norilsk Nickel ADR	4,835,059
95,947	NovaTek GDR (2)	8,338,393
2,202,950	Sberbank of Russia ADR	12,226,373

Shares		Value $

497,736	X5 Retail Group GDR (1)	9,208,116
		63,588,430
	South Africa (2) — 3.2%
169,513	Naspers Class N	21,421,887
191,000	Sasol	5,024,548
1,670,361	Woolworths Holdings	9,883,141
		36,329,576
	South Korea (2) — 19.9%
47,044	Amorepacific	16,034,993
131,666	Coway	10,834,894
782,260	DGB Financial Group	5,851,927
547,488	Hana Financial Group	9,852,456
59,772	Hyundai Department Store	6,404,599
35,219	Hyundai Mobis	7,651,366
179,785	Hyundai Motor	20,159,766
56,339	Korea Electric Power	2,473,184
132,505	LG	8,198,907
73,780	LG Chem	18,462,008
59,984	LG Innotek	4,165,369
5,312	Medy-Tox	2,306,932
29,607	NAVER	15,610,871
23,247	POSCO	3,484,455
83,101	S-1 Class 1	7,088,164
59,100	Samsung Electronics	57,176,462
27,517	Samsung Fire & Marine Insurance	6,868,787
23,622	Samsung SDI	1,868,881
158,481	Shinhan Financial Group	5,122,563
490,671	SK Hynix	11,325,189
41,897	SK Innovation (1)	4,630,189
7,384	Yuhan	2,064,970
		227,636,932
	Taiwan (2) — 12.7%
13,282,000	Advanced Semiconductor Engineering	14,267,133
883,000	Catcher Technology	6,569,788
12,867,489	Cathay Financial Holding	14,052,937
4,217,000	Chipbond Technology	5,980,028
510,040	Eclat Textile	7,267,663
1,479,000	Formosa Plastics	3,439,591
9,491,194	Hon Hai Precision Industry	22,329,042
4,464,000	Taiwan Mobile	13,431,244
13,308,139	Taiwan Semiconductor Manufacturing	57,303,912
		144,641,338
	Thailand (2) — 2.1%
898,900	Advanced Info Service	4,278,746
1,038,375	Kasikornbank	4,976,315
1,409,325	Kasikornbank NVDR	6,733,699
6,346,730	Minor International	6,039,892
1,369,100	Thai Oil	2,484,883
		24,513,535
	Turkey (2) — 1.7%
2,646,853	Akbank	6,468,277
1,743,144	KOC Holding	6,996,464
219,240	Tupras Turkiye Petrol Rafinerileri (1)	5,573,015
		19,037,756
	United Arab Emirates (2) — 0.9%
8,008,518	Emaar Properties PJSC	10,783,544

	TOTAL COMMON STOCK (Cost $1,140,536,538)	1,092,039,050

	PREFERRED STOCK — 2.1%
	Brazil — 2.0%
2,127,992	Itau Unibanco Holding ADR	13,385,070
1,241,200	Lojas Americanas	5,784,281
422,400	Telefonica Brasil ADR	3,683,328
		22,852,679
	South Korea (2) — 0.1%
20,017	Hyundai Motor	1,699,633

	TOTAL PREFERRED STOCK (Cost $36,031,265)	24,552,312

	INVESTMENT COMPANY (1)(3) — 1.1%
1,210,635	Schroder Emerging Markets Small Cap Fund, R6 Shares (Cost $12,149,919)	12,057,923

	RIGHTS — 0.0%
	Taiwan — 0.0%
10,874	ECLAT Textile Expires 02/19/16 (Cost $—)	49,416

	TOTAL INVESTMENTS — 98.8% (Cost $1,188,717,722)*	1,128,698,701
	OTHER ASSETS LESS LIABILITIES — 1.2%	13,925,096
	NET ASSETS — 100%	$1,142,623,797

(1)         Denotes non-income producing security.

(2)         Security is fair valued.

(3)         Affiliated fund.

* At January 31, 2016, the tax basis cost of the Fund’s investments was $1,188,717,722, and the unrealized appreciation and depreciation were $90,960,719 and $(150,979,740), respectively.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder International Multi-Cap Value Fund

Schedule of Investments

January 31, 2016 (unaudited)

Shares		Value $

	COMMON STOCK — 96.6%
	Australia — 5.5%
65,829	Acrux (1)	32,939
202,545	Adelaide Brighton (1)	684,299
40,378	Ansell (1)	580,301
37,791	Ausdrill (1)	6,308
310,282	Beach Energy (1)	84,405
99,045	BHP Billiton (1)	1,087,707
93,531	BWP Trust REIT	203,223
69,442	Cabcharge Australia (1)	154,819
61,175	Collection House (1)	67,772
36,739	Computershare (1)	274,288
13,299	Decmil Group	9,459
38,906	Dexus Property Group REIT (1)	205,202
43,177	Downer EDI (1)	96,667
7,355	DWS (1)	5,372
13,276	Fleetwood (2)	11,087
29,018	Flight Centre Travel Group (1)	810,943
159,624	Independence Group NL (1)	253,007
21,739	IRESS (1)	149,705
98,377	MACA (1)	48,967
12,036	Macquarie Group (1)	620,836
222,513	Medusa Mining (1)(2)	59,880
19,575	Monadelphous Group (1)	87,574
38,073	NRW Holdings (1)(2)	1,328
137,742	OZ Minerals (1)	376,777
10,041	Perpetual (1)	296,405
26,653	RCR Tomlinson (1)	34,298
90,354	Resolute Mining (1)(2)	20,847
38,485	Rio Tinto (1)	1,086,806
45,472	Sandfire Resources NL (1)	164,664
424,178	Telstra (1)	1,709,160
60,488	Thorn Group (1)	85,926
17,644	Watpac (1)	13,276
206,499	Western Areas (1)	280,988
89,906	Woodside Petroleum (1)	1,811,996
102,213	Woolworths (1)	1,776,938
46,299	WorleyParsons (1)	113,595
		13,307,764
	Austria (1) — 0.3%
8,310	Atrium European Real Estate	28,596
964	Mayr Melnhof Karton	109,393
12,706	Oesterreichische Post	450,943
17,006	UNIQA Insurance Group	107,582
2,553	Vienna Insurance Group	63,072
		759,586
	Belgium — 1.5%
27,702	AGFA-Gevaert (1)(2)	118,225
14,067	Anheuser-Busch InBev (1)	1,769,148
2,642	Barco	165,914
1,599	Gimv (1)	77,052
31,314	Proximus (1)	1,082,434
2,774	Sioen Industries	50,034
2,358	Sofina (1)	248,899
359	Van de Velde (1)	21,919
		3,533,625
	Brazil — 1.2%
197,100	Ambev	919,518
49,400	BTG Pactual Group	207,490
13,900	Cia de Saneamento de Minas Gerais- COPASA (2)	44,726
209,017	Cia Energetica de Minas Gerais ADR	309,345
16,800	Cia Hering	54,351
13,600	Eternit	6,222
19,200	Ez Tec Empreendimentos e Participacoes Participacoes	59,283
12,300	Grendene	46,927
15,900	Helbor Empreendimentos	5,963
11,700	Mahle-Metal Leve	70,993
16,600	Multiplus	131,562
21,700	QGEP Participacoes	22,623
97,600	Qualicorp	329,172
35,500	Tractebel Energia	300,345
66,300	Transmissora Alianca de Energia Eletrica	288,254
53,300	Vale	129,525
11,000	Via Varejo	8,030
		2,934,329
	Cambodia (1) — 0.0%
170,000	NagaCorp	103,817

	Canada — 2.4%
73,500	Argonaut Gold (2)	56,139
3,900	Boardwalk REIT	122,604
4,500	Canfor Pulp Products	32,058
98,700	Centerra Gold	449,501
22,300	Corus Entertainment Class B	154,885
24,500	Dominion Diamond	261,457
15,400	Finning International	196,114
22,800	Genworth MI Canada	394,349
47,700	IAMGOLD (2)	69,461
36,500	Lundin Mining (2)	90,410
22,100	Magna International Class A	767,797
42,200	Medical Facilities	420,223
1,300	Morguard REIT	12,184
60,200	Nevsun Resources	163,725
12,600	Noranda Income Fund	18,528
9,400	North West	204,855
62,200	Potash Corp. of Saskatchewan	1,014,097

Shares		Value $

15,900	Ritchie Bros Auctioneers	362,968
36,000	Teck Resources Class B	134,399
139,500	Teranga Gold (2)	39,832
3,300	Torstar Class B	5,512
28,500	Transcontinental Class A	375,145
169,000	Turquoise Hill Resources (2)	353,466
5,300	Westshore Terminals Investment	49,599
10,410	Yellow Pages (2)	118,152
		5,867,460
	Chile — 0.2%
38,200	Enersis ADR	450,378

	China — 1.8%
110,000	361 Degrees International (1)	35,903
8,500	51job ADR (2)	236,555
152,000	Anhui Conch Cement Class H (1)	298,428
1,477,000	Bank of China Class H (1)	578,351
30,000	Baoye Group Class H (1)	17,406
60,000	Chaoda Modern Agriculture Holdings (1)(2)	1,461
207,000	China Child Care (1)	16,565
508,000	China Communications Services Class H (1)	200,056
339,000	China Construction Bank Class H (1)	206,958
94,000	China Life Insurance Class H (1)	227,900
510,000	China Lumena New Materials (1)(2)(3)	—
27,500	China Shenhua Energy Class H (1)	41,522
306,000	China Shineway Pharmaceutical Group (1)	351,260
80,000	China Taifeng Beddings Holdings (1)(2)(3)	1,093
268,000	Dongfeng Motor Group Class H (1)	319,039
88,000	Haitian International Holdings (1)	107,028
162,000	HOSA International (1)	53,518
1,496,000	Industrial & Commercial Bank of China Class H (1)	778,580
213,000	Pacific Online (1)	56,221
85,000	Pacific Textile Holdings (1)	123,932
68,000	Qingling Motors Class H (1)	18,767
131,500	Sinopec Engineering Group Class H (1)	110,756
212,000	Weichai Power Class H (1)	203,147
122,000	Xingda International Holdings (1)	22,639
85,000	Xinhua Winshare Publishing and Media Class H (1)	68,444
384,700	Yangzijiang Shipbuilding Holdings (1)	253,467
		4,328,996
	Colombia — 0.1%
30,600	Ecopetrol ADR	197,064

	Denmark (1) — 0.3%
377	AP Moeller - Maersk Class B	485,057
5,086	Royal Unibrew	213,248
9,556	Spar Nord Bank	78,641
		776,946
	Finland — 2.1%
11,647	Bittium	78,983
54,345	Fortum (1)(2)	854,542
11,899	Kone Class B (1)	523,008
10,384	Lassila & Tikanoja	194,944
18,351	Metso (1)	378,653
9,896	Nokian Renkaat (1)	336,464
40,918	Orion Class B (1)	1,349,967
37,004	Sponda (1)	151,354
12,742	Tieto (1)	343,050
30,019	Tikkurila (1)	509,129
21,217	UPM-Kymmene (1)	345,768
		5,065,862
	France — 5.2%
4,294	Altamir (1)	46,801
3,406	Axway Software	86,044
10,575	BNP Paribas (1)	500,954
3,713	Boiron	279,548
3,056	Cegid Group (1)	165,870
9,131	Christian Dior (1)	1,544,287
5,734	Cie Generale des Etablissements Michelin (1)	523,129
9,162	CNP Assurances (1)	122,518
15,572	Edenred (1)	292,983
11,574	Imerys (1)	716,260
9,619	IPSOS (1)	197,254
5,067	LVMH Moet Hennessy Louis Vuitton (1)	815,005
38,705	Metropole Television (1)	617,058
9,344	Neopost (1)	223,624
10,204	Peugeot (1)(2)	151,730
19,622	Publicis Groupe (1)	1,177,026
12,213	Saft Groupe (1)	319,233
20,470	Sanofi (1)	1,702,290
11,469	Schneider Electric (1)	611,934
10,810	Societe Generale (1)	412,374
1,102	Sword Group (1)	29,661
40,012	Total (1)	1,777,361
1,926	Vinci (1)	130,481
		12,443,425
	Gabon — 0.0%
272	Total Gabon	39,628

Shares		Value $

	Germany — 2.9%
4,596	Aurubis (1)	187,380
24,084	BASF (1)	1,605,268
1,505	Bijou Brigitte (1)	91,234
15,929	Commerzbank (1)(2)	129,446
32,024	Deutsche Bank (1)(2)	573,898
15,118	Deutsche Lufthansa (1)(2)	221,684
2,829	GFK (1)	85,929
10,449	Hamburger Hafen und Logistik (1)	145,210
4,592	HUGO BOSS (1)	365,717
11,434	K+S (1)	241,720
630	Leifheit	31,837
6,799	Salzgitter (1)	145,226
5,621	Siemens (1)	538,769
26,397	Software (1)	893,042
18,351	STADA Arzneimittel (1)	635,761
3,582	STO & KGaA	392,887
21,814	Takkt	405,035
6,098	Talanx (1)	176,194
		6,866,237
	Greece (1) — 0.2%
14,539	JUMBO (2)	154,424
6,500	Metka	49,218
26,228	OPAP	194,420
		398,062
	Guernsey — 0.1%
24,762	Tetragon Financial Group	227,563

	Hong Kong — 4.8%
606,000	Allied Properties HK (1)	102,660
32,000	AMVIG Holdings (1)	11,985
221,016	Asian Citrus Holdings (2)	12,203
323,000	Belle International Holdings (1)	217,625
90,000	Biostime International Holdings (1)	263,055
322,500	BOC Hong Kong Holdings (1)	858,532
300,000	Bolina Holding (1)	70,270
240,000	Champion REIT (1)	112,941
922,000	Champion Technology Holdings (1)(2)	12,474
700,000	China BlueChemical (1)	147,117
36,000	China Lilang (1)	20,676
109,000	China Mobile (1)	1,197,276
148,000	CIMC Enric Holdings (1)	74,980
761,000	CNOOC (1)	775,635
810,000	CSI Properties (1)	21,996
120,000	Dah Sing Banking Group (1)	188,952
48,000	Dah Sing Financial Holdings (1)	225,628
79,000	Dan Form Holdings (1)	11,688
13,000	Dickson Concepts International (1)	3,823
285,000	Emperor Entertainment Hotel (1)	50,901
48,000	Emperor International Holdings (1)	7,699
9,500	Fairwood Holdings (1)	27,702
40,000	First Pacific (1)	27,581
460,000	Geely Automobile Holdings (1)	198,033
424,000	Giordano International (1)	169,508
23,000	Goldlion Holdings (1)	8,533
47,279	Great Eagle Holdings (1)	132,797
898,000	Guangdong Investment (1)	1,148,940
6,811	Hanison Construction Holdings (1)	957
19,965	Henderson Land Development (1)	108,751
28,000	HKR International (1)	11,852
11,000	Hongkong & Shanghai Hotels (1)	11,051
39,000	Hongkong Land Holdings (1)	245,733
22,000	Hopewell Holdings (1)	66,764
531,000	Huabao International Holdings (1)(2)	197,961
120,000	Hutchison Telecommunications Hong Kong Holdings (1)	37,840
106,000	Hysan Development (1)	410,717
89,500	Kerry Properties (1)	207,140
17,000	Kowloon Development (1)	13,862
588,000	Kunlun Energy (1)	443,650
501,000	Lai Sun Development (1)	6,229
160,000	Lifestyle International Holdings (1)	198,072
60,000	Link REIT (1)	344,219
149,602	New World Development (1)	122,467
60,000	NWS Holdings (1)	89,457
125,000	Peak Sport Products (1)	31,758
63,000	Prosperity REIT (1)	22,092
446,000	Real Nutriceutical Group (1)	40,967
51,000	Regal REIT (1)	11,847
402,000	Sa Sa International Holdings (1)	109,768
370,000	Shenguan Holdings Group (1)	40,735
200,000	Sino Land (1)	256,943
91,000	Sitoy Group Holdings (1)	30,733
108,500	SmarTone Telecommunications Holdings (1)	168,308
8,000	SOCAM Development (1)(2)	4,416
20,000	Soundwill Holdings (1)	22,717
28,000	Sun Hung Kai Properties (1)	303,779
146,000	Sunlight REIT (1)	69,349
23,500	Swire Pacific Class A (1)	226,700
114,800	Swire Properties (1)	298,709
41,000	TAI Cheung Holdings (1)	30,446
23,000	Television Broadcasts (1)	80,547
126,000	Texwinca Holdings (1)	121,924
22,200	VTech Holdings (1)	222,862
86,000	Wharf Holdings (1)	402,456
66,000	Wheelock (1)	252,679
242,000	Yuexiu Transport Infrastructure (1)	141,335
		11,509,002
	Hungary (1) — 0.2%
15,927	OTP Bank	338,812

Shares		Value $

6,481	Wizz Air Holdings (2)(4)	175,486
		514,298
	India — 0.1%
49,600	ICICI Bank ADR	329,840

	Indonesia (1) — 0.8%
3,655,600	Bank Bukopin	167,714
1,837,000	Panin Financial (2)	20,802
1,721,500	Perusahaan Gas Negara	304,273
1,538,500	Perusahaan Perkebunan London Sumatra Indonesia	161,040
3,234,500	Telekomunikasi Indonesia Persero	793,550
226,700	United Tractors	289,738
1,244,500	Vale Indonesia (2)	132,756
		1,869,873
	Ireland — 0.7%
89,612	C&C Group (1)	348,659
52,140	Experian (1)	889,454
3,548	Irish Bank Resolution (1)(2)(3)	—
58,816	Origin Enterprises	430,523
		1,668,636
	Israel — 1.5%
4,471	Babylon (1)(2)	1,944
119,192	Bank Hapoalim (1)	553,630
143,417	Bank Leumi Le-Israel (1)(2)	472,317
247,874	Bezeq Israeli Telecommunication (1)	534,357
13,697	Cellcom Israel (1)(2)	88,846
117,323	Israel Chemicals (1)	472,831
4,997	Ituran Location and Control (1)	89,445
7,262	Matrix IT (1)	41,281
4,500	Taro Pharmaceutical Industries (2)	656,100
11,300	Teva Pharmaceutical Industries ADR	694,724
3,827	Union Bank of Israel (1)(2)	11,665
		3,617,140
	Italy — 0.4%
8,563	ACEA (1)	127,276
22,866	Ascopiave	54,644
17,734	Autostrada Torino-Milano (1)	193,295
13,864	Banca Popolare dell’Etruria e del Lazio SC (1)(2)(3)	—
4,098	Danieli & C Officine Meccaniche (1)	79,501
915	Engineering (1)	58,256
12,008	Immobiliare Grande Distribuzione SIIQ REIT (1)	9,487
39,765	Mediobanca (1)	318,691
10,753	Societa Cattolica di Assicurazioni (1)	76,576
62,474	Sogefi (1)(2)	116,840
		1,034,566
	Japan (1) — 18.0%
33,000	Achilles	39,930
11,400	ADEKA	155,323
11,400	Aica Kogyo	217,409
800	Aichi Bank	38,367
13,000	Aichi Steel	50,260
5,000	Akita Bank	14,821
2,300	Alpine Electronics	26,213
14,100	Amano	186,025
4,600	Amiyaki Tei	180,235
1,300	Amuse	56,359
4,300	Anest Iwata	33,877
1,300	Arakawa Chemical Industries	12,237
1,100	Arc Land Sakamoto	23,234
3,300	Asahi Broadcasting	19,325
17,000	Asahi Holdings	247,318
73,000	Asahi Kasei	474,308
19,000	Atsugi	17,646
56,000	Awa Bank	308,752
6,000	Bandai Namco Holdings	136,498
3,000	Bando Chemical Industries	11,894
17,000	Bank of Kochi	17,581
24,000	Bank of Kyoto	186,178
14,000	Bank of Nagoya	48,517
11,500	BML	352,523
19,000	Bridgestone	692,207
29,900	Brother Industries	302,159
12,000	Bunka Shutter	98,703
300	C Uyemura	11,890
12,700	Canon	354,869
1,000	Central Automotive Products	7,309
5,000	Central Japan Railway	928,068
3,400	Chiyoda Integre	85,866
2,100	Chori	26,973
11,000	Chugoku Marine Paints	76,610
2,200	Cleanup	13,119
6,200	Comture	111,360
3,300	CONEXIO	29,410
3,100	Corona Class A	27,466
3,900	CTS	24,855
26,100	Daicel	383,959
7,000	Daihatsu Diesel Manufacturing	40,549
21,200	Daihatsu Motor	330,959
13,000	Daiichi Jitsugyo	57,516
15,600	Daiichikosho	628,855
1,800	Dainichi	9,892
4,000	Daishinku (2)	6,684
11,000	Daiwa Industries	80,778
7,100	DeNA (2)	102,759
24,000	Dexerials	237,386
7,600	DTS	157,979

Shares		Value $

6,000	Eidai	20,724
18,800	Elecom	230,598
3,300	Enplas	115,717
29,500	F@N Communications	186,883
37,100	Fuji Heavy Industries	1,518,240
28,000	Fuji Kiko	100,795
2,400	Fuji Kosan	8,593
10,200	FUJIFILM Holdings	394,106
8,400	Fujikura Kasei	37,811
7,200	Fujimori Kogyo	172,976
1,600	Fujishoji	13,917
2,800	Fujitsu Frontech	30,858
19,000	Fujitsu General	255,488
1,100	FuKoKu	8,904
11,000	Fukushima Industries	238,915
1,700	Funai Electric (2)	12,218
5,600	Fuso Chemical	77,468
14,400	Future Architect	94,611
1,200	Fuyo General Lease	58,992
2,400	Gendai Agency	11,861
17,100	Geo	264,267
2,500	Graphite Design	8,260
17,800	Gree (2)	78,488
3,800	G-Tekt	48,222
54,000	Hachijuni Bank	301,963
2,000	Hagihara Industries	37,220
5,600	Happinet	49,666
10,900	Hazama Ando	53,119
2,800	HI-LEX	77,325
15,300	Hino Motors	173,628
1,600	Hirano Tecseed	10,889
26,000	Hitachi Metals	292,540
26,000	Hyakugo Bank	109,675
13,000	Hyakujushi Bank	42,059
5,800	Imasen Electric Industrial	56,367
6,000	Inaba Denki Sangyo	187,135
1,800	Infocom	23,992
6,800	Information Services International-Dentsu	136,261
124,300	Inpex	1,106,696
41,000	Isuzu Motors	415,451
13,000	ITOCHU	152,788
24,200	Itochu Enex	185,383
14,000	Iwatsu Electric (2)	8,400
36,400	Iyo Bank	308,565
15,900	Japan Airlines	596,780
14,500	Japan Digital Laboratory	192,971
3,900	Japan Foundation Engineering	15,045
21,600	Japan Petroleum Exploration	561,074
15,600	Japan Tobacco	610,954
1,900	JCU	61,433
32,100	JSR	466,166
26,900	JX Holdings	102,731
26,200	Kaken Pharmaceutical	1,730,574
2,000	Kamei	18,671
12,400	Kanamoto	303,428
86,000	Kanematsu	136,988
2,500	Kanematsu Electronics	42,396
5,400	Kato Sangyo	134,085
68,600	KDDI	1,737,131
12,300	Keihin	193,718
27,000	Keiyo Bank	117,034
22,800	Kimoto	43,740
2,000	Koatsu Gas Kogyo	9,861
2,300	Konaka	11,812
18,200	Konica Minolta Holdings	153,407
7,600	Konishi	153,291
19,000	Kyodo Printing	50,102
13,500	KYORIN Holdings	249,948
17,600	Kyowa Exeo	181,140
41,870	Kyushu Financial Group	261,170
4,300	Lasertec	40,991
19,400	Lawson	1,531,755
7,800	Lintec	158,196
23,000	Maeda Road Construction	359,726
900	Maezawa Kyuso Industries	10,622
13,200	Mazda Motor	240,210
5,500	MEC	35,028
2,900	Meiko Network Japan	27,117
9,000	Meisei Industrial	33,590
1,900	Melco Holdings	33,271
7,000	Mie Bank	13,725
9,900	Mirait Holdings	77,122
2,300	Miroku Jyoho Service	16,803
3,100	Mitani	78,661
1,300	Mitani Sekisan	16,609
58,000	Mitsubishi Electric	538,303
41,300	Mitsubishi Motors	333,521
14,000	Mitsuboshi Belting	103,463
22,600	Mitsui	256,887
2,800	Mitsui High-Tec	14,331
21,000	Mitsui Sugar	96,069
4,100	Mixi	131,366
7,900	Mochida Pharmaceutical	610,967
23,100	MTI	141,398
700	Nafco	10,842
15,700	Namura Shipbuilding	114,686
2,600	Natoco	19,554
11,600	Neturen	87,102
25,500	Nexon	413,897
32,100	NHK Spring	316,367
4,000	Nichireki	30,301

Shares		Value $

8,360	Nichirin	100,131
2,800	NIFTY	25,845
1,300	Nihon Eslead	11,737
40,100	Nihon Nohyaku	245,548
13,700	Nihon Parkerizing	129,974
18,000	Nikon	264,807
51,000	Nippon Electric Glass	263,959
6,000	Nippon Hume	33,022
7,000	Nippon Pillar Packing	54,100
13,000	Nippon Road	60,645
25,000	Nippon Telegraph & Telephone	1,064,316
11,400	Nissan Shatai	110,783
30,500	Nissin Kogyo	426,621
200	Nissin Sugar	7,488
8,000	Nittetsu Mining	30,919
11,900	Nitto Kogyo	197,064
31,000	NOF	220,303
81,400	NTT DoCoMo	1,805,309
13,000	Oita Bank	45,027
1,500	Onoken	13,585
26,000	ORIX	367,704
149,000	Osaka Gas	565,132
20,000	Pacific Metals (2)	49,241
2,000	Pack	40,571
13,000	PanaHome	94,695
1,800	Plant	18,505
10,000	Rhythm Watch	12,289
2,800	Ricoh Leasing	87,384
11,000	Riken	37,402
3,800	Roland DG	75,369
9,000	Sakai Chemical Industry	27,815
8,000	San-Ai Oil	62,038
3,300	Sanei Architecture Planning	32,724
45,000	San-In Godo Bank	324,919
2,000	Sansha Electric Manufacturing	11,097
70,200	Santen Pharmaceutical	1,121,439
10,900	Seiko Epson	152,849
11,000	Sekisui Jushi	132,502
30,000	Shiga Bank	133,956
17,000	Shikoku Chemicals	146,051
14,000	Shinagawa Refractories	28,479
19,000	Shin-Etsu Polymer	105,303
4,100	Shinko Plantech	32,216
98,000	Shinsei Bank	153,171
2,000	Shizuoka Bank	17,459
14,000	Showa	123,336
4,600	Sinko Industries	59,927
9,400	Sintokogio	70,702
3,600	SNT	17,984
30,700	Sony Financial Holdings	507,997
3,200	SRA Holdings	75,060
5,200	Sumitomo Densetsu	62,717
4,600	Sumitomo Forestry	58,405
32,000	Sumitomo Metal Mining	339,554
22,500	Sumitomo Rubber Industries	285,565
3,000	Suncall	13,423
6,000	T RAD	9,436
14,600	T&D Holdings	167,064
1,200	T&K Toka	10,253
5,000	Tabuchi Electric	28,396
20,000	Tadano	200,974
21,000	Takara Standard	148,616
24,000	Takiron	117,118
7,600	Tamron	108,630
8,000	Tayca	36,724
3,000	TBK	11,122
2,300	Techno Medica	49,442
29,700	Toagosei	248,204
2,600	Tocalo	49,726
7,000	Tochigi Bank	33,290
10,000	Togami Electric Manufacturing	45,168
1,800	Tokai	48,829
3,430	Token	257,952
10,400	Tokyo Seimitsu	223,101
4,900	Toppan Forms	58,869
8,900	Topre	196,113
15,000	Toyo Kohan	48,608
9,300	Toyo Machinery & Metal	30,474
15,100	TS Tech	374,586
6,000	TYK	9,180
6,700	Unipres	141,247
3,100	Utoc	10,009
7,000	Wakita	52,389
5,000	Watanabe Sato	11,491
700	YAMADA Consulting Group	20,216
4,000	Yamagata Bank	15,438
2,000	Yamanashi Chuo Bank	9,393
22,900	Yamazen	190,926
1,000	Yellow Hat	19,307
3,000	Yodogawa Steel Works	55,570
5,600	Yuasa Trading	126,080
		43,149,278
	Kazakhstan — 0.0%
20,279	KCell JSC GDR	62,865

	Luxembourg (1) — 0.3%
71,080	Tenaris	736,092

	Malaysia — 0.4%
48,400	AFFIN Holdings (1)	25,231
158,200	AMMB Holdings (1)	166,596

Shares		Value $

67,780	Berjaya Sports Toto	51,059
26,400	British American Tobacco Malaysia (1)	368,412
8,900	Carlsberg Brewery Malaysia (1)	25,064
66,600	KLCCP Stapled Group (1)	112,596
91,700	Padini Holdings (1)	44,584
160,300	Petronas Chemicals Group (1)	278,284
		1,071,826
	Malta — 0.0%
22,416	BGP Holdings (1)(2)(3)	1,376

	Mexico — 0.2%
97,000	Alpek Class A	125,142
224,851	Genomma Lab Internacional Class B (2)	151,614
43,400	Industrias Bachoco	156,609
800	Industrias Bachoco ADR	34,656
50,800	Urbi Desarrollos Urbanos (1)(2)(3)	—
		468,021
	Netherlands (1) — 1.2%
18,625	Aegon	105,323
9,409	Arcadis (2)	126,175
25,363	ArcelorMittal (2)	96,221
10,132	BE Semiconductor Industries	205,330
26,804	Boskalis Westminster	1,055,892
42,329	Koninklijke Ahold	957,462
7,353	NN Group	249,111
2,906	SNS Reaal (2)(3)	—
		2,795,514
	New Zealand (1) — 0.2%
66,740	Sky Network Television	198,232
136,321	Trade Me Group	354,797
		553,029
	Norway (1) — 2.8%
78,836	Aker Solutions	239,102
28,838	Fred Olsen Energy (2)	115,096
138,931	Kvaerner	108,172
101,852	Norsk Hydro	338,599
20,099	Salmar	396,296
145,616	Statoil	1,992,533
14,690	Storebrand (2)	59,836
105,534	Telenor	1,721,495
56,833	TGS Nopec Geophysical	823,641
22,616	Yara International	857,367
		6,652,137
	Philippines — 0.2%
356,500	Manila Water (1)	182,189
1,207,200	Nickel Asia (1)	104,616
2,500	Philippine Long Distance Telephone ADR	117,300
		404,105
	Poland (1) — 0.6%
8,560	Bank Pekao	288,003
9,145	Kernel Holding	100,834
19,681	KGHM Polska Miedz	278,603
530,167	Polskie Gornictwo Naftowe i Gazownictwo	676,650
88,521	Tauron Polska Energia	58,950
		1,403,040
	Portugal (1) — 0.2%
15,902	Altri SGPS	64,611
93,658	Portucel	313,528
		378,139
	Russia — 1.3%
51,500	CTC Media (NASDAQ) (2)	99,910
81,683	Gazprom PAO ADR	293,242
20,534	LUKOIL ADR	696,513
11,926	MegaFon PJSC GDR (1)	143,136
61,783	MMC Norilsk Nickel ADR	712,358
50,600	Mobile TeleSystems ADR	354,200
110,930	Surgutneftegas OAO ADR (1)	541,911
13,385	Tatneft PAO ADR	356,710
		3,197,980
	Singapore — 2.2%
14,100	Boustead Projects (1)(2)	6,685
47,000	Boustead Singapore (1)	26,197
226,600	Cache Logistics Trust REIT (1)	138,757
165,000	CapitaLand Commercial Trust REIT (1)	150,979
151,700	CapitaLand Mall Trust REIT (1)	213,135
115,000	CapitaLand Retail China Trust REIT (1)	114,354
186,900	China Merchants Holdings Pacific (1)	103,370
16,000	Far East Orchard (1)	16,507
40,000	First REIT	32,851
2,200	Haw Par (1)	11,934
30,000	Ho Bee Land (1)	39,644
64,000	Hong Fok (1)	31,102
11,000	Jardine Cycle & Carriage (1)	290,639
115,700	M1 (1)	188,152
207,600	Mapletree Industrial Trust REIT (1)	224,672
19,000	Metro Holdings (1)	11,178
91,600	OSIM International (1)	65,560
81,000	Sabana Shari’ah Compliant Industrial REIT (1)	37,884
326,200	SATS (1)	892,432
351,100	Silverlake Axis (1)	137,308

Shares		Value $

726,200	Singapore Telecommunications (1)	1,800,723
48,750	UMS Holdings (1)	17,343
37,400	United Overseas Bank (1)	475,458
49,000	UOL Group (1)	194,123
		5,220,987
	South Africa — 2.9%
29,780	AECI (1)	155,782
17,868	Assore (1)	92,955
14,537	Astral Foods (1)	89,562
58,670	AVI (1)	294,375
11,771	Bidvest Group (1)	271,829
137,072	FirstRand (1)	388,858
68,749	Kumba Iron Ore (1)	151,664
15,860	Lewis Group (1)	43,684
40,545	Liberty Holdings (1)	285,716
340,655	Life Healthcare Group Holdings (1)	752,472
135,050	MMI Holdings (1)	193,459
135,450	MTN Group (1)	1,196,959
99,506	Peregrine Holdings (1)	171,385
38,857	Reunert	156,698
225,917	SA Corporate Real Estate Fund REIT	61,865
122,308	Sanlam (1)	450,377
25,798	Sasol (1)	678,656
187,093	Sibanye Gold (1)	416,443
8,991	Truworths International (1)	55,841
105,835	Vodacom Group (1)	971,026
3,806	Wilson Bayly Holmes-Ovcon (1)	25,775
		6,905,381
	South Korea (1) — 2.7%
490	Daechang Forging	17,054
240	Dongil Industries	10,870
2,098	Dongyang E&P	22,021
5,220	e-LITECOM	62,550
4,600	Eugene Technology	54,063
2,829	Global & Yuasa Battery	92,086
9,577	Grand Korea Leisure	184,229
482	GS Home Shopping	65,714
4,420	Hankook Tire	172,371
7,810	Hanmi Semiconductor	82,211
1,096	Hy-Lok	24,496
1,427	Hyundai Home Shopping Network	133,482
7,810	Hyundai Hy Communications & Network	20,430
947	Hyundai Wia	84,025
3,615	Innochips Technology	27,000
1,183	INTOPS	19,437
1,950	Kangnam Jevisco	57,082
19,481	Kangwon Land	672,885
10,600	KB Financial Group	271,146
10,645	Kia Motors	404,168
6,572	KT&G	569,162
1,625	LG Chem	406,625
1,433	Lotte Chemical	333,285
100	Mi Chang Oil Industrial	6,537
358	Samchully	27,674
2,856	Sammok S-Form	52,467
877	Samsung Electronics	848,456
520	Sebang	6,604
630	Sewon Precision Industry	10,543
12,060	Shinhan Financial Group	389,814
4,058	Silicon Works	95,446
5,267	SK Telecom	923,892
5,019	Soulbrain	159,484
4,700	Yoosung Enterprise	14,336
1,493	Youngone Holdings	86,326
		6,407,971
	Spain — 0.5%
862	Baron de Ley (2)	89,505
825	Caja de Ahorros del Mediterraneo (1)(2)(3)	—
21,086	Cia de Distribucion Integral Logista Holdings (1)	439,573
17,828	Grupo Catalana Occidente (1)	547,238
50,652	Mapfre (1)	113,777
		1,190,093
	Sweden (1) — 3.5%
42,115	Alfa Laval	726,112
40,836	Atlas Copco Class A	874,167
19,560	Axfood	342,232
3,627	B&B Tools Class B	46,421
45,507	Boliden	633,122
47,427	Byggmax Group	394,510
15,406	Clas Ohlson Class B	255,429
12,223	Electrolux	266,244
32,847	Industrivarden Class C	520,228
32,669	Intrum Justitia	1,082,534
1,008	Investment Oresund	24,355
12,641	Kinnevik Investment Class B	326,107
5,848	Nolato Class B	154,456
51,101	SKF Class B	779,371
17,574	Swedish Match	625,156
221,076	TeliaSonera	1,044,139
50,900	Tethys Oil	350,049
		8,444,632
	Switzerland — 4.7%
28,283	ABB (1)	488,731
1,981	Baloise Holding (1)	242,841
56	Bell	196,808
1,123	BKW	40,947
6,682	Coltene Holding	403,784

Shares		Value $

5,748	Kuehne + Nagel International (1)	760,747
43	Metall Zug (1)	105,939
23,706	Nestle (1)	1,746,478
21,170	Novartis (1)	1,640,113
6,505	Roche Holding (1)	1,684,953
628	SGS (1)	1,220,487
1,048	Swatch Group (1)	358,425
6,375	Swiss Re (1)	593,425
1,271	Swisscom (1)	632,226
69,626	UBS Group (1)(2)	1,150,582
		11,266,486
	Taiwan — 4.2%
16,000	104 (1)	66,893
71,000	Ardentec (1)	46,327
14,000	Aten International (1)	28,698
52,000	Audix (1)	50,269
24,000	Casetek Holdings (1)	124,528
19,000	Chaun-Choung Technology (1)	84,206
167,600	Chimei Materials Technology (1)	96,439
351,300	China Life Insurance (1)	249,508
262,000	Chunghwa Telecom (1)	811,751
14,000	Cleanaway (1)	69,686
27,000	CviLux (1)	18,242
76,420	Cyberlink (1)	156,709
31,000	Delta Electronics (1)	131,212
40,000	Draytek (1)	31,348
34,000	Dynacolor (1)	53,612
20,000	Elite Advanced Laser (1)	76,639
133,000	Everlight Electronics (1)	222,544
154,000	Far EasTone Telecommunications (1)	318,283
66,000	Faraday Technology (1)	88,394
20,829	FLEXium Interconnect (1)	50,192
125,000	Foxconn Technology (1)	242,149
245,000	Fubon Financial Holding (1)	270,508
15,000	Global Mixed Mode Technology (1)	26,194
141,000	Greatek Electronics (1)	145,818
54,000	Hanpin Electron (1)	44,366
52,000	Holiday Entertainment (1)	82,176
217,000	Hon Hai Precision Industry (1)	510,516
75,000	ITEQ (1)	53,390
2,000	KD Holding (1)	9,533
19,000	Kinik (1)	28,591
128,000	Kinsus Interconnect Technology (1)	269,056
65,000	Lumax International (1)	82,906
46,000	MediaTek (1)	299,182
26,000	Mercuries & Associates Holding (1)	15,054
11,000	Microlife (1)	28,364
30,000	MIN AIK Technology (1)	45,108
85,000	New Era Electronics (1)	57,804
168,000	Novatek Microelectronics (1)	704,321
40,000	Polytronics Technology (1)	74,336
28,000	Portwell (1)	35,568
3,841	Raydium Semiconductor (1)	4,614
80,470	Realtek Semiconductor (1)	200,214
9,000	Richtek Technology (1)	52,060
62,000	Shin Zu Shing (1)	231,658
78,000	Simplo Technology (1)	236,069
5,676	Sinmag Equipment (1)	15,330
32,000	Sirtec International (1)	33,526
59,000	Sonix Technology (1)	63,172
35,000	St. Shine Optical (1)	679,613
18,000	Taiwan Secom (1)	50,245
69,000	Taiwan Semiconductor (1)	67,849
76,200	Taiwan Semiconductor Manufacturing ADR	1,703,070
93,302	Test Research (1)	128,152
32,000	Thinking Electronic Industrial (1)	48,856
106,000	Transcend Information (1)	287,161
94,000	TXC (1)	99,183
42,000	United Integrated Services (1)	54,370
88,000	Vanguard International Semiconductor (1)	126,332
84,821	Win Semiconductors (1)	135,176
40,000	Yageo (1)	63,140
50,000	Zippy Technology (1)	61,632
		10,141,842
	Thailand (1) — 1.7%
157,700	Advanced Info Service NVDR	750,704
114,400	Bangkok Bank	491,009
147,200	BEC World	124,430
13,300	Delta Electronics Thai	29,720
83,100	Delta Electronics Thai NVDR	185,697
210,800	Hana Microelectronics NVDR	181,531
6,100	PTT	40,823
52,800	PTT NVDR	353,496
5,500	PTT Exploration & Production	8,916
392,800	PTT Exploration & Production NVDR	636,716
47,100	Ratchaburi Electricity Generating Holding	65,800
5,400	Siam City Cement	41,977
105,800	Siam Commercial Bank	388,485
676,500	Thai Beverage	323,822
66,600	Thai Vegetable Oil	42,861
221,300	Total Access Communication	209,296
74,800	TTW (2)	21,185
668,100	TTW NVDR	189,223
		4,085,691
	Turkey (1) — 1.0%
126,900	Adana Cimento Sanayii Class C	26,684
7,670	Akcansa Cimento	34,216
238,570	Enka Insaat ve Sanayi	355,214

Shares		Value $

274,129	Eregli Demir ve Celik Fabrikalari	287,761
22,963	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim (2)	8,654
117,403	Koza Altin Isletmeleri	500,124
130,770	Soda Sanayii	204,972
25,826	TAV Havalimanlari Holding	153,265
152,760	Turk Telekomunikasyon	279,830
104,206	Turkcell Iletisim Hizmetleri	371,714
299,831	Turkiye Sinai Kalkinma Bankasi	149,456
		2,371,890
	United Kingdom — 15.5%
22,648	Acacia Mining (1)	66,915
31,597	Aggreko (1)	385,698
142,962	Ashmore Group (1)	449,580
26,936	AstraZeneca (1)	1,734,433
249,862	Barclays (1)	668,603
62,319	Berendsen (1)	971,762
3,605	Berkeley Group Holdings (1)	182,258
111,704	BHP Billiton (1)	1,084,667
31,418	Bodycote (1)	245,728
182,856	BP (1)	987,468
10,762	British American Tobacco (1)	599,699
74,949	Britvic (1)	773,783
23,655	Burberry Group (1)	405,378
109,926	Cairn Energy (1)(2)	224,705
23,835	Carillion (1)	93,674
50,836	Chesnara (1)	237,139
2,753	Computacenter	32,441
48,531	Dart Group	382,757
69,621	Debenhams (1)	78,170
18,692	Diploma (1)	179,055
172,211	Direct Line Insurance Group (1)	925,036
62,112	Fenner (1)	94,215
2,088	Fidessa Group	56,053
29,212	Gem Diamonds	49,117
85,263	GlaxoSmithKline (1)	1,756,468
10,047	Go-Ahead Group (1)	352,753
15,614	Greggs (1)	232,718
115,118	Halfords Group (1)	625,765
152,076	Highland Gold Mining	108,347
162,538	HSBC Holdings (1)	1,146,309
129,600	HSBC Holdings (Hong Kong Shares) (1)	916,158
11,265	Imperial Tobacco Group (1)	609,954
257,144	Indivior (1)	556,677
63,497	ITE Group	126,216
84,601	John Wood Group (1)	782,002
19,914	Keller Group	232,538
287,135	Legal & General Group (1)	1,002,199
157,478	Meggitt (1)	819,046
24,974	Millennium & Copthorne Hotels	147,894
173,328	Mitie Group (1)	700,250
5,577	Novae Group (1)	65,226
15,262	PayPoint (1)	172,422
6,918	Persimmon (1)	201,863
52,756	Premier Farnell (1)	75,848
63,905	Prudential (1)	1,255,496
53,817	QinetiQ Group (1)	178,523
15,514	Restaurant Group (1)	118,194
47,532	Rio Tinto (1)	1,165,575
219,622	Rotork (1)	537,730
230,199	Royal Bank of Scotland Group (1)(2)	833,385
39,645	Royal Dutch Shell Class A (1)	866,070
85,490	Royal Dutch Shell (Amsterdam Shares) Class A (1)	1,869,344
100,433	Royal Mail (1)	660,287
34,839	RPS Group (1)	91,085
153,183	Senior (1)	479,285
28,398	Shire (1)	1,592,910
46,777	Smiths Group (1)	632,858
150,420	Soco International (1)	345,627
43,387	Spectris (1)	982,823
55,145	Standard Chartered (1)	372,010
47,015	Subsea 7 (1)(2)	281,532
12,343	Unilever (1)	542,660
29,538	Weir Group (1)	365,725
16,858	WH Smith (1)	444,847
199,396	William Hill (1)	1,110,074
44,085	WPP (1)	958,744
3,706	Zytronic	20,331
		37,244,102
	TOTAL COMMON STOCK (Cost $266,916,253)	231,996,574

	PREFERRED STOCK — 0.4%
	Brazil — 0.3%
53,700	Banco do Estado do Rio Grande do Sul	59,744
32,900	Cia Energetica de Sao Paulo	108,493
164,582	Itausa - Investimentos Itau	283,095
60,800	Vale Class A	110,054
58,200	Vale Class B ADR	107,670
		669,056
	Germany (1) — 0.1%
8,720	Porsche Automobil Holding	395,469

	TOTAL PREFERRED STOCK (Cost $2,833,164)	1,064,525

Shares		Value $

	INVESTMENT COMPANIES (1) — 0.3%
	Guernsey — 0.2%
163,008	HSBC Infrastructure	351,792

	Switzerland — 0.1%
1,122	BB Biotech	260,711

	TOTAL INVESTMENT COMPANIES (Cost $502,054)	612,503

	RIGHTS (2) — 0.0%
	Hong Kong — 0.0%
250,500	Lai Sun Development Expires 02/04/16 (Cost $—)	—

	TOTAL INVESTMENTS — 97.3% (Cost $270,251,471)*	233,673,602

	OTHER ASSETS LESS LIABILITIES — 2.7%	6,481,121

	NET ASSETS — 100%	$240,154,723

(1)   Security is fair valued.

(2)   Denotes non-income producing security.

(3)         Security considered illiquid. On January 31, 2016 the value of the securities amounted to $2,469, representing 0.0% of the total net assets of the Fund.

(4)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2016, the value of these securities amounted to $175,486, representing 0.1% of the net assets of the Fund.

* At January 31, 2016, the tax basis cost of the Fund’s investments was $270,251,471, and the unrealized appreciation and depreciation were $10,093,896 and $(46,671,765), respectively.

The open futures contracts held by the Fund at January 31, 2016, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
MINI MSCI EAFE	44	Mar-2016	$65,328

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2016, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
BNP Paribas	2/17/16	AUD	2,347,400	USD	1,645,772	$(14,448)
HSBC	2/3/16	GBP	2,109,833	USD	3,073,404	67,085
HSBC	3/9/16	USD	1,547,419	GBP	1,088,000	2,955
JPMorgan	2/17/16	USD	2,069,014	JPY	245,167,000	(43,406)
JPMorgan	2/17/16	USD	1,430,231	ZAR	23,992,700	75,996
JPMorgan	4/20/16	ZAR	23,992,700	USD	1,413,396	(74,161)
Northern Trust Company	2/17/16	JPY	245,167,000	USD	2,080,402	54,794
Royal Bank of Canada	2/17/16	TRY	5,516,000	USD	1,827,837	(30,807)
State Street Bank	2/17/16	ZAR	23,992,700	USD	1,486,905	(19,322)
Standard Chartered	2/17/16	ILS	5,431,635	USD	1,386,328	14,485
Standard Chartered	3/9/16	GBP	2,109,833	USD	3,016,932	10,470
						$43,641

ADR — American Depositary Receipt

AUD — Australian Dollar

EAFE — Europe, Australasia and Far East

GBP — British Pound

GDR — Global Depositary Receipt

ILS — Israeli Shekel

JSC — Joint Stock Company

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

NVDR — Non-Voting Depository Receipt

PJSC — Private Joint Stock Company

REIT — Real Estate Investment Trust

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Emerging Markets Multi-Cap Equity Fund

Schedule of Investments

January 31, 2016 (unaudited)

Shares		Value $

	COMMON STOCK — 92.8%
	Bermuda — 0.2%
1,600	Genpact (1)	38,272

	Brazil — 4.4%
45,600	Ambev	212,735
15,300	BTG Pactual Group	64,263
7,100	Centrais Eletricas Brasileiras (1)	10,331
21,861	Cia Energetica de Minas Gerais ADR	32,354
10,900	Cia Hering	35,263
2,600	Cia Paranaense de Energia ADR	14,274
5,600	Eternit	2,562
7,426	Ez Tec Empreendimentos e Participacoes	22,929
3,600	Gerdau ADR	3,276
2,700	Grendene	10,301
2,100	Linx (1)	26,320
2,400	M Dias Branco (1)	34,808
5,000	Mahle-Metal Leve	30,339
3,700	Multiplus	29,324
7,800	Natura Cosmeticos	43,702
25,600	Odontoprev	64,643
5,100	Petroleo Brasileiro ADR (1)	17,697
13,300	QGEP Participacoes	13,866
9,900	Qualicorp	33,390
3,500	Smiles	24,921
8,000	TOTVS	64,803
8,923	Tractebel Energia	75,492
11,300	Transmissora Alianca de Energia Eletrica	49,129
14,700	Vale	35,723
		952,445
	Chile — 0.8%
9,700	Enersis ADR	114,363
4,100	Sociedad Quimica y Minera de Chile ADR	66,543
		180,906
	China — 11.4%
32,000	361 Degrees International (2)	10,444
4,900	51job ADR (1)	136,367
1,500	Alibaba Group Holding ADR (1)	100,545
76,000	Anhui Conch Cement Class H (2)	149,214
10,000	ANTA Sports Products (2)	24,174
400	Autohome ADR (1)	9,828
516,000	Bank of China Class H (2)	202,051
43,000	Bank of Communications Class H (2)	26,289
23,000	Changshouhua Food (2)	10,398
700	Changyou.com ADR (1)	12,873
92,000	China Child Care (2)	7,362
108,000	China Creative Home Group (2)	8,263
20,000	China Life Insurance Class H (2)	48,489
322,000	China Lumena New Materials (1)(2)(3)	—
39,200	China Pacific Insurance Group Class H (2)	138,323
178,000	China Petroleum & Chemical Class H (2)	100,559
33,500	China Shenhua Energy Class H (2)	50,582
91,000	China Shineway Pharmaceutical Group (2)	104,460
90,000	Consun Pharmaceutical Group (2)	49,825
138,000	Dongfeng Motor Group Class H (2)	164,282
34,500	Great Wall Motor Class H (2)	26,637
51,000	Haitian International Holdings (2)	62,027
18,000	Harbin Electric Class H (2)	6,519
15,000	Hengan International Group (2)	134,369
78,000	HOSA International (2)	25,768
383,000	Industrial & Commercial Bank of China Class H (2)	199,329
28,000	Jiangsu Expressway Class H (2)	33,690
15,000	Kingsoft (2)	32,591
4,200	Mindray Medical International ADR	113,400
300	NetEase ADR	46,842
4,000	On-Bright Electronics (2)	28,793
88,000	Pacific Online (2)	23,228
89,000	Peak Sport Products (2)	22,612
9,000	Ping An Insurance Group of China Class H (2)	40,776
39,500	Sinopec Engineering Group Class H (2)	33,269
26,500	SOHO China (2)	12,364
700	Sohu.com (1)	35,273
5,500	SouFun Holdings ADR	32,780
6,600	Tencent Holdings (2)	123,992
40,000	TravelSky Technology Class H (2)	61,090
39,000	Weichai Power Class H (2)	37,371
55,000	Xingda International Holdings (2)	10,206
		2,497,254
	Colombia — 0.4%
11,690	Cemex Latam Holdings (1)	34,545
7,200	Ecopetrol ADR	46,368
		80,913
	Czech Republic (2) — 0.3%
327	Komercni Banka	68,765

	Egypt — 1.2%
4,304	Alexandria Mineral Oils (2)	13,235
37,805	Commercial International Bank	151,895
1,944	Eastern Tobacco	37,934

Shares		Value $

3,380	Egyptian International Pharmaceutical Industrial (2)	28,420
37,807	Telecom Egypt (2)	29,650
		261,134
	Greece (2) — 0.4%
1,656	Athens Water Supply & Sewage	8,388
1,630	JUMBO (1)	17,313
1,189	Metka	9,003
8,333	OPAP	61,770
		96,474
	Hong Kong (2) — 7.5%
162,000	Belle International Holdings	109,150
22,000	Biostime International Holdings	64,302
74,000	Bolina Holding	17,333
5,000	China Animal Healthcare (1)(3)	1,170
202,000	China BlueChemical	42,454
91,000	China Lesso Group Holdings	49,525
33,000	China Lilang	18,953
14,000	China Medical System Holdings	16,459
18,000	China Merchants China Direct Investments	25,479
19,500	China Mobile	214,192
46,000	CIMC Enric Holdings	23,304
65,000	CITIC	91,998
180,000	CNOOC	183,462
2,000	ENN Energy Holdings	9,018
150,000	Geely Automobile Holdings	64,576
25,000	Goldlion Holdings	9,275
13,000	Goldpac Group	3,898
120,000	Guangdong Investment	153,533
12,000	Haier Electronics Group	21,185
135,000	Huabao International Holdings (1)	50,329
186,000	Kunlun Energy	140,338
21,500	Longfor Properties	27,467
100,000	Real Nutriceutical Group	9,185
102,000	Shenguan Holdings Group	11,230
34,000	Shougang Fushan Resources Group	3,657
276,000	Sino Biopharmaceutical	190,188
14,000	Skyworth Digital Holdings	7,275
230,000	Universal Health International Group Holding	28,857
46,000	XTEP International Holdings	20,615
68,000	Yuexiu Transport Infrastructure	39,714
		1,648,121
	Hungary (2) — 0.8%
6,085	OTP Bank	129,445
2,685	Richter Gedeon Nyrt	52,399
		181,844
	India — 1.7%
29,500	ICICI Bank ADR	196,175
10,300	Infosys ADR	184,473
		380,648
	Indonesia (2) — 5.6%
213,800	Astra International	101,651
329,200	Bank Bukopin	15,103
114,800	Bank Central Asia	110,075
75,200	Bank Mandiri	53,106
261,500	Bank Negara Indonesia Persero	94,293
636,900	Bank Pembangunan Daerah Jawa Timur	20,913
214,900	Bank Rakyat Indonesia Persero	177,234
74,200	Indocement Tunggal Prakarsa	107,356
335,800	Perusahaan Gas Negara	59,352
309,000	Perusahaan Perkebunan London Sumatra Indonesia	32,344
78,100	Semen Indonesia Persero	63,387
906,400	Telekomunikasi Indonesia Persero	222,376
101,000	United Tractors	129,085
333,500	Vale Indonesia (1)	35,576
		1,221,851
	Kazakhstan — 0.1%
1,873	KazMunaiGas Exploration Production JSC GDR	12,455

	Malaysia — 2.6%
36,200	AFFIN Holdings (2)	18,871
69,200	AMMB Holdings (2)	72,872
11,600	Astro Malaysia Holdings (2)	7,810
41,020	Berjaya Auto (2)	21,482
18,985	Berjaya Sports Toto	14,302
4,300	British American Tobacco Malaysia (2)	60,007
12,500	Carlsberg Brewery Malaysia (2)	35,202
18,800	Guinness Anchor (2)	60,386
4,100	Harbour-Link Group (2)	2,776
4,000	Hong Leong Financial Group (2)	13,333
28,000	JCY International (2)	4,749
4,900	KLCCP Stapled Group (2)	8,284
4,700	Lingkaran Trans Kota Holdings (2)	5,677
2,900	Malaysian Pacific Industries (2)	5,677
10,200	Padini Holdings (2)	4,959
122,300	Petronas Chemicals Group (2)	212,315
4,400	Scientex (2)	11,139
2,900	Ta Ann Holdings (2)	3,513
		563,354
	Mexico — 1.3%
500	Grupo Aeroportuario del Sureste ADR	68,350

Shares		Value $

10,200	Grupo Industrial Maseca Class B	13,126
6,100	Industrias Bachoco	22,012
50,400	Kimberly-Clark de Mexico Class A	120,291
22,200	Wal-Mart de Mexico	55,727
		279,506
	Morocco — 1.0%
195	Ciments du Maroc	22,110
16,650	Maroc Telecom (2)	194,373
		216,483
	Peru — 0.1%
3,800	Cia de Minas Buenaventura ADR (1)	15,200

	Philippines — 0.7%
75,000	Manila Water (2)	38,329
357,200	Nickel Asia (2)	30,955
2,000	Philippine Long Distance Telephone ADR	93,840
		163,124
	Poland (2) — 1.7%
1,414	Asseco Poland	19,507
4,400	Bank Pekao	148,039
4,364	KGHM Polska Miedz	61,776
3,686	MCI Capital (1)	9,301
111,188	Polskie Gornictwo Naftowe i Gazownictwo	141,909
		380,532
	Qatar (2) — 0.4%
2,423	Industries Qatar	68,482
2,169	United Development QSC	11,019
		79,501
	Russia — 4.0%
5,300	CTC Media (NASDAQ) (1)	10,282
1,690	Gazprom Neft PAO ADR (2)	16,545
27,577	Gazprom PAO ADR	99,002
4,723	LUKOIL ADR	160,204
5,281	MegaFon PJSC GDR (2)	63,383
12,892	MMC Norilsk Nickel ADR	148,645
4,800	Mobile TeleSystems ADR	33,600
391	NovaTek GDR (2)	33,980
32,006	Surgutneftegas OAO ADR (2)	156,354
6,096	Tatneft PAO ADR	162,458
		884,453
	South Africa — 12.3%
3,345	AECI (2)	17,498
10,997	African Rainbow Minerals (2)	39,858
1,332	Anglo American Platinum (1)(2)	19,573
2,695	Astral Foods (2)	16,604
12,744	AVI (2)	63,943
8,083	Bidvest Group (2)	186,662
7,536	Coronation Fund Managers (2)	29,053
2,528	Famous Brands (2)	18,538
70,242	FirstRand (2)	199,268
11,114	Fortress Income Fund REIT (2)	24,279
11,114	Fortress Income Fund Class A REIT (2)	10,187
10,899	Kumba Iron Ore (2)	24,044
6,517	Lewis Group (2)	17,950
15,367	Liberty Holdings (2)	108,289
84,276	Life Healthcare Group Holdings (2)	186,157
66,602	MMI Holdings (2)	95,407
8,142	Mr Price Group (2)	84,029
29,156	MTN Group (2)	257,649
12,492	Peregrine Holdings (2)	21,516
35,056	Rand Merchant Investment Holdings (2)	87,602
5,592	Reunert	22,551
32,339	RMB Holdings (2)	115,509
59,163	Sanlam (2)	217,857
1,635	Santam (2)	18,391
8,682	Sasol (2)	228,393
24,102	Sibanye Gold (2)	53,648
4,481	Tiger Brands (2)	82,334
34,406	Truworths International (2)	213,688
23,749	Vodacom Group (2)	217,895
		2,678,372
	South Korea (2) — 9.9%
618	AMOREPACIFIC Group	77,469
147	Asia Paper Manufacturing	2,000
464	AtlasBX	15,253
81	CJ O Shopping	12,177
240	Daechang Forging	8,353
332	Daihan Pharmaceutical	6,813
1,951	DGB Financial Group	14,595
646	Dongyang E&P	6,781
827	e-LITECOM	9,910
841	Global & Yuasa Battery	27,375
3,156	Grand Korea Leisure	60,711
297	GS Home Shopping	40,492
1,290	Hana Financial Group	23,215
1,536	Hankook Tire	59,901
2,556	Hansol PNS	3,089
627	Hyundai Engineering & Construction	19,342
198	Hyundai Home Shopping Network	18,521
4,000	Hyundai Hy Communications & Network	10,463
202	Hyundai Motor	22,651
212	Hyundai Wia	18,810
2,230	Industrial Bank of Korea	21,576

Shares		Value $

535	INTOPS	8,790
860	Kangnam Jevisco	25,175
6,002	Kangwon Land	207,313
4,010	KB Financial Group	102,575
2,621	Kia Motors	99,514
177	Korea Petrochemical Industries	29,713
969	KT&G	83,919
252	Kwangju Bank (1)	1,568
798	LG Chem	199,684
840	LG Display	15,439
661	Lotte Chemical	153,734
202	S&T	3,898
213	Samsung Electronics	206,067
427	Samsung Electronics GDR	202,618
2,901	Shinhan Financial Group	93,769
992	Silicon Works	23,332
1,377	SK Hynix	31,783
814	SK Telecom	142,785
23	Taekwang Industrial	19,086
496	Top Engineering (1)	2,285
2,292	Woori Bank	16,941
375	Youngone Holdings	21,683
		2,171,168
	Taiwan — 15.1%
4,000	Asustek Computer (2)	32,428
26,000	Cathay Financial Holding (2)	28,395
5,000	Chaun-Choung Technology (2)	22,159
162,000	China Life Insurance (2)	115,059
9,000	China Steel Chemical (2)	29,182
19,000	ChipMOS TECHNOLOGIES (2)	17,997
12,000	Chroma ATE (2)	23,826
67,000	Chunghwa Telecom (2)	207,585
10,000	Cleanaway (2)	49,776
10,000	Cyberlink (2)	20,506
38,000	Delta Electronics (2)	160,840
17,000	Draytek (2)	13,323
13,000	DYNACOLOR (2)	20,499
6,000	Elite Advanced Laser (2)	22,992
24,000	Elite Material (2)	41,736
83,000	Far EasTone Telecommunications (2)	171,542
912	FLEXium Interconnect (2)	2,198
7,054	Flytech Technology (2)	21,433
14,000	Formosan Rubber Group (2)	7,161
34,160	Foxconn Technology (2)	66,174
42,000	Fubon Financial Holding (2)	46,373
5,300	GeoVision (2)	11,384
34,000	Greatek Electronics (2)	35,162
3,000	Holiday Entertainment (2)	4,741
60,000	Hon Hai Precision Industry (2)	141,156
4,000	KD Holding (2)	19,066
27,000	King’s Town Bank (2)	17,087
26,000	Kinsus Interconnect Technology (2)	54,652
2,000	Largan Precision (2)	143,547
7,000	Lumax International (2)	8,928
22,000	MediaTek (2)	143,087
12,000	Microlife (2)	30,942
9,000	New Era Electronics (2)	6,120
43,000	Novatek Microelectronics (2)	180,273
7,000	Phison Electronics (2)	50,926
9,000	Polytronics Technology (2)	16,726
8,000	Portwell (2)	10,162
26,000	President Chain Store (2)	171,926
2,608	Raydium Semiconductor (2)	3,133
11,000	Realtek Semiconductor (2)	27,369
7,000	Richtek Technology (2)	40,491
1,000	Senao Networks (2)	7,162
18,000	Simplo Technology (2)	54,478
4,784	Sinmag Equipment (2)	12,921
16,000	Sirtec International (2)	16,763
8,000	St. Shine Optical (2)	155,340
44,000	Taiwan Mobile (2)	132,387
31,465	Taiwan Secom (2)	87,832
50,000	Taiwan Semiconductor Manufacturing (2)	215,296
9,600	Taiwan Semiconductor Manufacturing ADR	214,560
7,720	Test Research (2)	10,604
32,000	Thinking Electronic Industrial (2)	48,856
13,000	Transcend Information (2)	35,218
15,000	Tripod Technology (2)	24,766
6,000	Yung Chi Paint & Varnish Manufacturing (2)	12,948
19,000	Yungtay Engineering (2)	24,773
		3,291,966
	Thailand (2) — 6.1%
46,100	Advanced Info Service NVDR	219,451
21,600	Bangkok Bank	92,708
33,300	BEC World	28,149
5,600	BEC World NVDR	4,734
9,300	Bumrungrad Hospital	57,595
28,200	Central Pattana	35,522
21,100	Delta Electronics Thai	47,150
16,300	Delta Electronics Thai NVDR	36,424
58,000	Hana Microelectronics NVDR	49,947
40,600	Kasikornbank NVDR	193,985
135,400	Krung Thai Bank	66,417
6,900	PTT	46,177
7,600	PTT NVDR	50,882

Shares		Value $

11,100	PTT Exploration & Production	17,994
90,300	PTT Exploration & Production NVDR	146,373
14,600	Ratchaburi Electricity Generating Holding	20,397
1,300	Siam City Cement	10,106
15,900	Siam Commercial Bank	58,383
244,500	Thai Beverage	117,035
9,000	Thai Vegetable Oil	5,792
17,700	Total Access Communication	16,740
		1,321,961
	Turkey (2) — 2.5%
7,041	Akcansa Cimento	31,410
77,034	Enka Insaat ve Sanayi	114,699
79,112	Eregli Demir ve Celik Fabrikalari	83,046
11,983	Koza Altin Isletmeleri	51,046
24,806	Koza Anadolu Metal Madencilik Isletmeleri (1)	9,328
6,327	Soda Sanayii	9,917
9,257	TAV Havalimanlari Holding	54,936
30,385	Turk Telekomunikasyon	55,660
37,736	Turkcell Iletisim Hizmetleri	134,608
10,654	Turkiye Sinai Kalkinma Bankasi	5,311
		549,961
	United Arab Emirates (2) — 0.2%
17,731	Dubai Islamic Bank PJSC	27,891
2,380	First Gulf Bank PJSC	6,520
		34,411
	United Kingdom (2) — 0.1%
7,911	Anglo American	31,747
	TOTAL COMMON STOCK (Cost $25,553,416)	20,282,821

	PREFERRED STOCK — 1.7%
	Brazil — 1.4%
26,700	Banco do Estado do Rio Grande do Sul	29,705
8,900	Bradespar	7,387
4,100	Eucatex Industria e Comercio	2,429
93,373	Itausa - Investimentos Itau	160,610
8,700	Metalurgica Gerdau Class A	2,240
12,200	Petroleo Brasileiro (1)	14,763
6,200	Petroleo Brasileiro Class A ADR (1)	15,066
18,600	Vale Class A	33,668
18,700	Vale Class A ADR	34,595
		300,463
	South Korea (2) — 0.3%
286	Hyundai Motor	24,284

Shares/
Principal
Amount($)

213	LG Chemical	38,786
		63,070
	TOTAL PREFERRED STOCK (Cost $838,077)	363,533

	WARRANTS (1) — 0.0%
	Malaysia — 0.0%
10,566	CB Industrial Product Holding Expires 11/06/19	877
4,950	OSK Holdings Expires 07/22/20	328
	TOTAL WARRANTS (Cost $676)	1,205

	U.S. TREASURY OBLIGATION (4)(5) — 2.3%
	U.S Treasury Bill
513,700	0.005%, 03/03/16 (Cost $513,698)	513,599

	TOTAL U.S. TREASURY OBLIGATION
	TOTAL INVESTMENTS — 96.8% (Cost $26,905,867)*	21,161,158
	OTHER ASSETS LESS LIABILITIES — 3.2%	697,254
	NET ASSETS — 100%	$21,858,412

(1)   Denotes non-income producing security.

(2)   Security is fair valued.

(3)         Security considered illiquid. On January 31, 2016 the value of the securities amounted to $1,170, representing 0.0% of the total net assets of the Fund.

(4)   Zero Coupon Security.

(5)   Rate disclosed is the effective yield at time of purchase.

* At January 31, 2016, the tax basis cost of the Fund’s investments was $26,905,867, and the unrealized appreciation and depreciation were $683,405 and $(6,428,114), respectively.

The open futures contracts held by the Fund at January 31, 2016, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
SGX S&P CNX Nifty Index	78	Feb-2016	$14,776

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2016, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Citigroup Global Markets	2/17/16	USD	1,146,164	INR	76,841,731	$(17,227)
HSBC	2/17/16	THB	21,086,754	USD	579,147	(10,698)
HSBC	2/17/16	USD	129,948	TRY	385,900	12
HSBC	4/20/16	USD	81,352	ZAR	1,312,500	(8)
JPMorgan	2/17/16	USD	768,272	ZAR	12,888,080	40,526
JPMorgan	4/20/16	ZAR	12,888,080	USD	759,229	(39,535)
Royal Bank of Canada	2/17/16	TRY	1,052,322	USD	348,708	(5,683)
State Street Bank	2/17/16	ZAR	12,888,080	USD	798,716	(10,082)
						$(42,695)

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

INR — Indian Rupee

NASDAQ — National Association of Securities Dealers Automated Quotations

NVDR — Non-Voting Depository Receipt

PJSC — Private Joint Stock Company

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

THB — Thai Baht

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Emerging Markets Small Cap Fund

Schedule of Investments

January 31, 2016 (unaudited)

Shares		Value $

	COMMON STOCK — 96.1%
	Brazil — 4.0%
44,700	AES Tiete Energia	146,735
35,600	Mahle-Metal Leve	216,013
48,100	Odontoprev	121,459
		484,207
	China — 16.3%
80,700	Anhui Gujing Distillery Class B (1)	241,122
243,000	Baoxin Auto Group (1)	138,767
520,000	Best Pacific International Holdings	223,883
105,000	Boer Power Holdings (1)	183,281
7,000	China Lodging Group ADR	194,250
138,000	China Shineway Pharmaceutical Group (1)	158,411
170,000	Haitian International Holdings (1)	206,758
9,931	Hollysys Automation Technologies	182,830
226,000	Nexteer Automotive Group (1)	233,989
728,000	Tenwow International Holdings (1)	199,003
		1,962,294
	Colombia — 0.7%
11,149	Grupo Nutresa	79,954

	Georgia — 1.8%
4,787	BGEO Group (1)	121,200
37,553	Georgia Healthcare Group (2)(4)	93,040
		214,240

	Hong Kong (1) — 2.0%
33,900	ASM Pacific Technology	246,613

	India (1) — 11.1%
11,532	Apollo Hospitals Enterprise	251,353
69,235	Arvind	335,564
511	Eicher Motors	125,257
52,557	Gateway Distriparks	234,983
6,796	Pfizer	224,845
15,841	Supreme Industries	173,590
		1,345,592
	Indonesia (1) — 2.2%
138,100	Matahari Department Store	162,128
79,000	United Tractors	100,967
		263,095
	Malaysia (1) — 1.5%
87,500	Bursa Malaysia	176,303

	Mexico — 4.9%
26,074	Grupo Aeroportuario del Pacifico Class B	219,587
131,517	Inmobiliaria Vesta	188,526
111,551	PLA Administradora Industrial S de RL REIT	178,110
		586,223
	Philippines (1) — 1.6%
1,118,100	D&L Industries	190,850

	Poland (1) — 3.8%
4,490	CCC	131,664
6,522	UNIWHEELS (2)	195,506
15,616	Warsaw Stock Exchange	132,472
		459,642
	Russia — 1.3%
40,997	Globaltrans Investment GDR (2)	161,118

	Singapore (1) — 1.9%
189,000	First Resources	232,807

	South Korea (1) — 12.7%
6,530	Hanon Systems (3)	292,028
2,369	KEPCO Plant Service & Engineering	197,550
676	Medy-Tox	293,578
16,440	Nexen Tire	158,094
3,727	S-1 Class 1	317,897
18,315	Sung Kwang Bend	135,161
10,572	Suprema HQ (2)(3)	144,837
		1,539,145
	Sri Lanka (1) — 1.6%
174,830	John Keells Holdings	187,950

	Taiwan (1) — 20.2%
246,000	Aerospace Industrial Development	283,535
159,000	Chipbond Technology	225,474
91,000	Chroma ATE	180,679
203,000	CTCI	225,009
12,000	Eclat Textile	170,990
48,000	Gourmet Master	320,631
68,000	Merida Industry	300,756
14,000	PChome Online	126,977
48,000	Posiflex Technology	228,386
160,000	ScinoPharm Taiwan	242,016
50,000	Toung Loong Textile Manufacturing	140,387
		2,444,840

Shares		Value $

	Thailand (1) — 4.5%
33,200	Bumrungrad Hospital	205,611
87,000	KCE Electronics	186,688
375,300	LPN Development	155,302
		547,601
	Turkey (1) — 1.6%
9,245	Ford Otomotiv Sanayi	101,249
13,494	Tofas Turk Otomobil Fabrikasi	93,318
		194,567
	United Arab Emirates (1) — 2.4%
369,643	Aramex PJSC	291,335

	TOTAL COMMON STOCK (Cost $11,706,984)	11,608,376

	PREFERRED STOCK — 1.0%
	Brazil — 1.0%
14,400	Cia Energetica do Ceara Class A (Cost $149,651)	117,726

	RIGHTS — 0.0%
	Taiwan — 0.0%
276	ECLAT Textile Expires 02/19/16 (Cost $—)	1,254

	TOTAL INVESTMENTS — 97.1% (Cost $11,856,635)*	11,727,356
	OTHER ASSETS LESS LIABILITIES — 2.9%	350,935

	NET ASSETS — 100%	$12,078,291

(1)   Security is fair valued.

(2)   Denotes non-income producing security.

(3)         Security considered illiquid. On January 31, 2016 the value of the securities amounted to $436,865, representing 3.6% of the total net assets of the Fund.

(4)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2016, the value of these securities amounted to $93,040, representing 0.8% of the net assets of the Fund.

* At January 31, 2016, the tax basis cost of the Fund’s investments was $11,856,635, and the unrealized appreciation and depreciation were $770,223 and $(899,502), respectively.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PJSC — Private Joint Stock Company

REIT — Real Estate Investment Trust

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Broad Tax-Aware Value Bond Fund

Schedule of Investments

January 31, 2016 (unaudited)

Principal
Amount ($)		Value $

	MUNICIPAL BONDS — 61.3%
	Arizona — 2.9%
	Salt River Project Agricultural Improvement & Power District RB, Series A
2,360,000	5.000%, 01/01/39	2,598,832
	Scottsdale Municipal Property RB
100,000	5.000%, 07/01/30	124,772
600,000	5.000%, 07/01/34	763,380
		3,486,984
	California — 18.6%
	Bay Area Toll Authority RB, Series S-4
2,515,000	5.000%, 04/01/43	2,916,469
	Desert Sands Unified School District GO, AMBAC (1)
60,000	5.000%, 06/01/16	60,973
	East Side Union High School District GO, Series B, NATL
20,000	5.250%, 02/01/24	25,276
	Escondido Union High School District GO, Series C (2)
2,000,000	0.000%, 08/01/41	731,980
1,500,000	0.000%, 08/01/46	415,845
	Hacienda La Puente Unified School District GO, NATL
50,000	5.000%, 08/01/19	56,946
	Imperial Irrigation District RB, Series A (1)
400,000	5.125%, 11/01/38	446,091
	Los Angeles Department of Water & Power RB, Series A
75,000	5.000%, 07/01/39	82,976
	Los Angeles Department of Water & Power RB, Series Sub A-1, AMBAC
30,000	5.000%, 07/01/39	31,787
	Los Angeles Unified School District GO, Series I
60,000	5.000%, 07/01/19	68,446
	Los Angeles Unified School District GO, Series KRY
390,000	5.000%, 07/01/22	458,149
	Merced Union High School District GO, Series C (2)
1,000,000	0.000%, 08/01/34	495,560
	Metropolitan Water District of Southern California RB, Series A, NATL
100,000	5.750%, 07/01/21	117,508
	Moreno Valley Unified School District GO, NATL (2)
4,675,000	0.000%, 08/01/25	3,662,301
	Murrieta Valley Unified School District Public Financing Authority GO, Series A, NATL (2)
315,000	0.000%, 09/01/20	290,131
	North Orange County Community College District GO, Series B, NATL (2)
200,000	0.000%, 08/01/28	142,952
	Orange Redevelopment Agency Successor Agency TA
50,000	5.000%, 09/01/22	60,311
	Rialto Unified School District GO, Series A, AGM (2)
300,000	0.000%, 08/01/29	190,929
	Riverside County Transportation Commission RB, Series A
345,000	5.250%, 06/01/39	418,316
	Sacramento Municipal Utility District RB, Series A
2,580,000	5.000%, 08/15/41	2,997,831
	San Diego Community College District GO
1,075,000	5.000%, 08/01/43	1,243,549
	San Diego Unified School District GO, Series C (2)
3,445,000	0.000%, 07/01/42	1,200,445
1,525,000	0.000%, 07/01/45	471,454
1,290,000	0.000%, 07/01/43	430,770
	San Francisco City & County Public Utilities Commission Water RB, Series Sub A
295,000	5.000%, 11/01/41	342,663
	San Francisco City & County Public Utilities Commission Water RB, Series Sub C
1,300,000	5.000%, 11/01/41	1,510,041
	San Joaquin County Transportation Authority RB, Series A
315,000	6.000%, 03/01/36	383,938
180,000	5.000%, 03/01/21	214,848
140,000	4.000%, 03/01/19	153,416
	State Educational Facilities Authority RB
220,000	5.250%, 04/01/40	304,658
	State GO
500,000	6.000%, 11/01/39	590,290

Principal
Amount ($)		Value $

	University of California RB, Series AI
525,000	5.000%, 05/15/38	611,531
	University of California RB, Series O (1)
1,000,000	5.250%, 05/15/39	1,131,604
		22,259,984
	Connecticut — 0.3%
	State Health & Educational Facility Authority RB, Series A-2
320,000	5.000%, 07/01/40	348,902

	District of Columbia — 0.2%
	Water & Sewer Authority RB, Series A
230,000	5.000%, 10/01/44	265,395

	Florida — 3.5%
	Miami-Dade County Transit System Sales Surtax RB
1,840,000	5.000%, 07/01/42	2,095,926
	Miami-Dade County Water & Sewer System RB, Series A
1,945,000	5.000%, 10/01/42	2,194,855
		4,290,781
	Georgia — 0.6%
	Metropolitan Atlanta Rapid Transit Authority RB, Series A, NATL
420,000	5.250%, 07/01/29	547,646
	State Road & Tollway Authority RB, Series B
75,000	5.000%, 10/01/21	90,994
		638,640
	Illinois — 4.9%
	Chicago Emergency Telephone System GO, NATL
135,000	5.250%, 01/01/20	145,483
	Chicago Transit Authority RB
1,145,000	5.000%, 06/01/25	1,352,005
	Chicago Wastewater Transmission RB, Series B, NATL
125,000	5.000%, 01/01/17	129,378
	Chicago Wastewater Transmission RB, Series C
55,000	5.000%, 01/01/23	63,652
	Chicago Waterworks Revenue RB
295,000	5.000%, 11/01/23	341,728
	Metropolitan Pier & Exposition Authority RB (2)
7,055,000	0.000%, 12/15/51	1,200,620
	Metropolitan Pier & Exposition Authority RB, NATL (2) (3)
5,000	0.000%, 06/15/16	4,992
20,000	0.000%, 06/15/16	19,936
	Metropolitan Pier & Exposition Authority RB, Series A, NATL (2)
770,000	0.000%, 12/15/17	746,600
80,000	0.000%, 06/15/20	71,347
	Metropolitan Pier & Exposition Authority RB, Series B, AGM
1,445,000	0.000%, 06/15/46 (2)	359,747
330,000	5.000%, 06/15/50	350,467
	Metropolitan Water Reclamation District of Greater Chicago GO, Series C
390,000	5.250%, 12/01/32	483,612
	State Finance Authority RB, Series A
500,000	5.000%, 11/15/23	611,035
		5,880,602
	Indiana — 0.2%
	State Finance Authority RB, Series A
225,000	5.000%, 12/01/19	258,777

	Louisiana — 0.4%
	State Gasoline & Fuels Tax RB, Series B
375,000	5.000%, 05/01/45	423,285

	Massachusetts — 3.0%
	State Bay Transportation Authority RB, Series A
190,000	5.250%, 07/01/30	254,579
45,000	5.250%, 07/01/31	60,548
	State GO, Series B, AGM
250,000	5.250%, 09/01/24	322,023
	State GO, Series B, NATL
155,000	5.250%, 08/01/22	192,592
	State Health & Educational Facilities Authority RB, Series K
165,000	5.500%, 07/01/32	233,115
	State School Building Authority RB, Series B
2,170,000	5.000%, 10/15/41	2,551,182
		3,614,039

Principal
Amount ($)		Value $

	Michigan — 3.2%
	Southgate Community School District GO
255,000	5.000%, 05/01/24	316,231
350,000	5.000%, 05/01/25	437,976
	State Finance Authority RB
480,000	5.000%, 08/01/23	579,437
	State Finance Authority RB, Series A
1,840,000	5.000%, 05/01/25	2,231,534
	Taylor GO, NATL
75,000	5.000%, 09/01/16	76,617
		3,641,795
	Minnesota — 0.2%
	University of Minnesota RB, Series A
255,000	5.000%, 12/01/19	294,237

	Missouri — 1.8%
	Cass County GO
350,000	4.000%, 09/01/22	398,076
	Jackson County RB, AMBAC (1)
245,000	5.000%, 12/01/16	254,408
	Kansas City Metropolitan Community Colleges Building RB, Series Junior College, NATL (3)
250,000	4.250%, 07/01/16	254,237
	Ritenour Consolidated School District GO, Series A
75,000	5.000%, 03/01/18	81,660
	Saint Louis County Reorganized School District No. R-6 GO, Series B
250,000	4.000%, 02/01/19	266,115
	Springfield Public Utility RB, NATL (1)
250,000	5.000%, 08/01/16	255,927
710,000	4.750%, 08/01/16	725,940
		2,236,363
	New Jersey — 3.3%
	Garden State Preservation Trust RB, Series A, AGM
1,430,000	5.750%, 11/01/28	1,786,985
	State Transportation Trust Fund Authority RB, Series A, AGM
685,000	5.500%, 12/15/22	815,280
	State Transportation Trust Fund Authority RB, Series B, AMBAC
100,000	5.250%, 12/15/22	114,528
	State Turnpike Authority RB, Series A
1,000,000	5.000%, 01/01/23	1,213,900
		3,930,693
	New York — 4.7%
	Metropolitan Transportation Authority RB, Series Sub B-1
610,000	5.000%, 11/15/21	737,990
	New York City Municipal Water Finance Authority RB
1,000,000	5.375%, 06/15/43	1,173,180
	New York City Municipal Water Finance Authority RB, Series BB
465,000	5.000%, 06/15/27	524,394
	New York City Transitional Finance Authority RB
315,000	5.000%, 02/01/21	374,752
	New York City Transitional Finance Authority RB, Series Sub E
970,000	4.500%, 11/01/19	1,096,081
	New York City Transitional Finance Authority RB, Series Sub F-1
1,565,000	5.000%, 02/01/34	1,831,441
		5,737,838
	North Carolina — 1.1%
	Raleigh Combined Enterprise System RB
70,000	5.000%, 03/01/20	81,476
50,000	5.000%, 03/01/21	59,835
	Wake County GO, Series C
875,000	5.000%, 03/01/24	1,109,001
		1,250,312
	Ohio — 3.5%
	Cincinnati City School District GO, NATL
340,000	5.250%, 12/01/21	414,610
	State Turnpike Commission RB, Series A-2 (2)
1,395,000	0.000%, 02/15/41	519,916
1,680,000	0.000%, 02/15/38	731,102
2,355,000	0.000%, 02/15/37	1,075,317
2,500,000	0.000%, 02/15/36	1,196,575
	State University RB, Series D (3)
140,000	5.000%, 12/01/21	169,742
115,000	5.000%, 12/01/30	151,550
125,000	5.000%, 12/01/31	165,737
		4,424,549

Principal
Amount ($)		Value $

	Pennsylvania — 2.5%
	Hempfield School District GO (4)
3,065,000	0.836%, 08/01/25	3,066,441

	South Carolina — 1.5%
	Charleston Water & Sewer System RB
75,000	5.000%, 01/01/41	85,761
	SCAGO Educational Facilities for Pickens School District RB
1,345,000	5.000%, 12/01/25	1,648,257
		1,734,018
	Tennessee — 0.2%
	Johnson City GO
250,000	4.500%, 06/01/21	278,295
	Lincoln County GO, NATL
25,000	5.250%, 04/01/18	27,243
		305,538
	Texas — 4.2%
	Dallas Area Rapid Transit RB, Series Senior Lien, AMBAC
210,000	5.250%, 12/01/30	279,063
	Fort Bend Independent School District GO, PSF-GTD
100,000	4.750%, 08/15/34	109,144
	Frisco Independent School District GO, PSF-GTD
370,000	5.000%, 08/15/41	427,161
	Frisco Independent School District GO, Series A, PSF-GTD
125,000	5.000%, 08/15/26	133,119
	Harris County Flood Control District RB, Series A
25,000	5.000%, 10/01/20 (1)	29,497
20,000	5.000%, 10/01/24	23,670
	Harris County GO, Series B
100,000	5.000%, 10/01/18	111,250
	Harris County RB, Series C
330,000	5.000%, 08/15/40	367,162
	Houston Utility System RB, AGM
20,000	5.000%, 11/15/16	20,740
	Lower Colorado River Authority RB
460,000	5.000%, 05/15/22	532,556
	North East Independent School District GO, PSF-GTD
100,000	5.250%, 02/01/27	130,293
	North Texas Tollway Authority RB, Series A
5,000	6.100%, 01/01/28	5,729
845,000	6.000%, 01/01/28	964,787
525,000	5.000%, 01/01/24	645,036
	Permanent University Fund RB, Series B
480,000	5.250%, 07/01/28	635,602
	University of Texas System RB, Series B
705,000	5.000%, 08/15/22	869,286
		5,284,095
	Washington — 0.5%
	King County Sewer RB
290,000	5.000%, 01/01/39	319,876
	Snohomish County School District No. 15 Edmonds GO
250,000	4.000%, 12/01/16	257,527
		577,403
	TOTAL MUNICIPAL BONDS (Cost $64,492,969)	73,950,671

	U.S. TREASURY OBLIGATION — 17.6%
	United States Treasury Note (5)
21,312,000	0.625%, 07/31/17
	(Cost $21,223,852)	21,280,373

	CORPORATE OBLIGATIONS — 15.5%
	Consumer Discretionary — 2.7%
	Anheuser-Busch InBev Finance
1,230,000	2.650%, 02/01/21	1,238,369
	Ford Motor Credit MTN
1,216,000	4.389%, 01/08/26	1,227,539
	Time Warner
809,000	3.875%, 01/15/26	807,101
		3,273,009
	Consumer Staples — 0.8%
	Kraft Heinz Foods (6)
398,000	5.200%, 07/15/45	420,172
	Reynolds American
256,000	5.850%, 08/15/45	284,974
182,000	5.700%, 08/15/35	199,975
		905,121

Principal
Amount ($)		Value $

	Energy — 4.7%
	Energy Transfer Partners
791,000	5.200%, 02/01/22	709,548
	Enterprise Products Operating LLC
900,000	5.100%, 02/15/45	751,374
	Halliburton
474,000	3.800%, 11/15/25	444,867
	Kinder Morgan Energy Partners
997,000	5.800%, 03/15/35	783,895
	Marathon Petroleum
1,010,000	5.000%, 09/15/54	757,463
	Noble Energy
1,845,000	3.900%, 11/15/24	1,554,822
	Plains All American Pipeline
901,000	3.600%, 11/01/24	724,421
		5,726,390
	Financials — 5.3%
	Aflac
730,000	6.450%, 08/15/40	890,799
	American Tower REIT
774,000	3.300%, 02/15/21	778,012
	Bank of America
580,000	6.000%, 10/15/36	688,284
	Barclays
1,183,000	4.375%, 01/12/26	1,192,081
	Citigroup
1,430,000	8.125%, 07/15/39	2,079,411
8,000	6.875%, 06/01/25	10,063
	Morgan Stanley MTN
789,000	3.875%, 01/27/26	799,526
		6,438,176
	Information Technology — 0.9%
	Hewlett Packard Enterprise (6)
1,031,000	3.600%, 10/15/20	1,034,750

	Telecommunication Services — 1.1%
	AT&T
1,185,000	4.125%, 02/17/26	1,184,218
	Verizon Communications
116,000	7.350%, 04/01/39	144,232
		1,328,450
	TOTAL CORPORATE OBLIGATIONS (Cost $18,189,182)	18,705,896

	ASSET-BACKED SECURITIES (6) — 1.1%
	Cronos Containers Program I, Series 2014-2A, Class A
840,778	3.270%, 11/18/29	834,215
	Textainer Marine Containers III, Series 2014-1A, Class A
468,125	3.270%, 10/20/39	464,152
	TOTAL ASSET-BACKED SECURITIES (Cost $1,308,483)	1,298,367

	TOTAL INVESTMENTS — 95.5% (Cost $105,214,486)*	115,235,307
	OTHER ASSETS LESS LIABILITIES — 4.5%	5,388,175
	NET ASSETS — 100%	$120,623,482

(1)         Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(2)         Zero Coupon Security

(3)         Escrowed to Maturity

(4)         Variable Rate Security — Rate disclosed is as of January 31, 2016.

(5)         Security, or a portion of this security, has been pledged as collateral on open derivative positions.

(6)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2016, the value of these securities amounted to $2,753,289, representing 2.3% of the net assets of the Fund.

* At January 31, 2016, the tax basis cost of the Fund’s investments was $105,214,486, and the unrealized appreciation and depreciation were $10,394,369 and $(373,548), respectively.

The open futures contracts held by the Fund at January 31, 2016, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
U.S. 10-Year Treasury Note	(11)	Mar-2016	$(192)
U.S. Ultra Long Treasury Bond	(53)	Mar-2016	(385,675)
			$(385,867)

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

GO — General Obligation

LLC — Limited Liability Corporation

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Public School Fund Guaranteed

REIT — Real Estate Investment Trust

RB — Revenue Bond

TA — Tax Allocation

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Emerging Markets Multi-Sector Bond Fund

Schedule of Investments

January 31, 2016 (unaudited)

Principal Amount †			Value $

		FOREIGN GOVERNMENT BONDS — 49.7%
		Argentina — 1.0%
		Provincia de Buenos Aires (1)
275,000		9.375%, 09/14/18	281,188

		Brazil — 4.1%
		Brazil Notas do Tesouro Nacional Series F
BRL	210,000	10.000%, 01/01/19	46,415
BRL	795,000	10.000%, 01/01/21	163,075
BRL	1,305,000	10.000%, 01/01/23	251,832
BRL	745,000	10.000%, 01/01/25	136,726
		Brazilian Government International Bond
760,000		5.000%, 01/27/45	526,300
			1,124,348
		Cameroon — 1.7%
		Republic of Cameroon International Bond (1)
540,000		9.500%, 11/19/25	464,400

		Chile — 1.0%
		Chile Government International Bond
280,000		3.125%, 01/21/26	276,500

		Colombia — 2.7%
		Colombia Government International Bond
510,000		5.000%, 06/15/45	419,475
		Empresa de Telecomunicaciones de Bogota (1)
COP	1,298,000,000	7.000%, 01/17/23	325,554
			745,029
		Costa Rica — 0.8%
		Costa Rica Government International Bond (1)
270,000		7.000%, 04/04/44	227,812

		Ecuador — 2.6%
		Ecuador Government International Bond (1)
955,000		10.500%, 03/24/20	711,475

		El Salvador — 0.5%
		El Salvador Government International Bond (1)
155,000		6.375%, 01/18/27	124,000

		Ghana — 2.2%
		Republic of Ghana (1)
270,000		10.750%, 10/14/30	256,252
375,000		8.500%, 10/04/17	346,571
			602,823
		Hungary — 1.9%
		Hungary Government Bond
HUF	45,110,000	5.500%, 06/24/25	187,563
HUF	50,740,000	3.500%, 06/24/20	187,145
HUF	39,550,000	2.500%, 06/22/18	140,264
			514,972
		Indonesia — 2.8%
		Indonesia Treasury Bond
IDR	1,402,000,000	8.375%, 03/15/24	102,320
IDR	1,457,000,000	7.000%, 05/15/22	97,848
IDR	4,341,000,000	6.625%, 05/15/33	253,316
IDR	5,174,000,000	6.125%, 05/15/28	302,928
			756,412
		Lebanon — 1.0%
		Lebanon Government International Bond MTN (2)
280,000		5.450%, 11/28/19	275,036

		Malaysia — 3.2%
		Malaysia Government Bond
MYR	1,030,000	4.240%, 02/07/18	253,571
MYR	485,000	4.181%, 07/15/24	118,711
MYR	375,000	3.892%, 03/15/27	88,207
MYR	650,000	3.844%, 04/15/33	146,270
MYR	365,000	3.654%, 10/31/19	88,716
MYR	250,000	3.492%, 03/31/20	60,379
MYR	510,000	3.418%, 08/15/22	120,967
			876,821
		Mexico — 4.3%
		Cemex
200,000		5.875%, 03/25/19	189,840
		Mexican Bonos
MXN	4,075,000	8.000%, 12/07/23	254,664
MXN	8,475,000	7.500%, 06/03/27	514,081
		Mexico Government International Bond MTN
200,000		4.125%, 01/21/26	200,700
			1,159,285
		Mongolia — 1.0%
		Mongolia Government International Bond MTN (1)
295,000		4.125%, 01/05/18	258,863

Principal Amount †			Value $

		Namibia — 0.7%
		Namibia International Bonds (1)
200,000		5.250%, 10/29/25	186,000

		Panama — 2.4%
		Panama Government International Bond
770,000		4.300%, 04/29/53	660,275

		Peru — 1.6%
		Peru Government Bond
PEN	290,000	6.950%, 08/12/31	76,275
PEN	330,000	5.200%, 09/12/23	84,105
		Peruvian Government International Bond
255,000		5.625%, 11/18/50	263,925
			424,305
		Philippines — 0.4%
		Philippine Government International Bond
PHP	5,000,000	4.950%, 01/15/21	105,456

		Poland — 3.3%
		Poland Government Bond
PLN	810,000	5.250%, 10/25/20	225,694
PLN	985,000	4.000%, 10/25/23	261,092
PLN	690,000	3.750%, 04/25/18	177,493
PLN	880,000	3.250%, 07/25/19	225,657
			889,936
		Romania — 1.0%
		Romania Government Bond
RON	490,000	5.850%, 04/26/23	136,594
RON	490,000	5.750%, 04/29/20	133,747
			270,341
		Russia — 1.7%
		Russian Federal Bond - OFZ
RUB	22,000,000	7.400%, 04/19/17	284,317
RUB	15,010,000	6.200%, 01/31/18	185,834
			470,151
		South Africa — 2.9%
		South Africa Government Bond
ZAR	3,545,000	8.000%, 01/31/30	196,986
ZAR	2,495,000	7.750%, 02/28/23	146,682
ZAR	1,955,000	7.000%, 02/28/31	98,099
ZAR	3,945,000	6.500%, 02/28/41	172,413
ZAR	3,910,000	6.250%, 03/31/36	171,784
			785,964

		Thailand — 2.5%
		Thailand Government Bond
THB	7,000,000	3.650%, 12/17/21	214,264
THB	6,350,000	3.625%, 06/16/23	195,223
THB	3,605,000	3.580%, 12/17/27	111,535
THB	5,725,000	2.550%, 06/26/20	165,817
			686,839
		Turkey — 2.4%
		Turkey Government Bond
TRY	840,000	8.500%, 07/10/19	267,864
TRY	305,000	8.000%, 03/12/25	88,282
TRY	655,000	7.400%, 02/05/20	199,563
TRY	390,000	7.100%, 03/08/23	109,521
			665,230
		TOTAL FOREIGN GOVERNMENT BONDS (Cost $14,420,828)	13,543,461

		CORPORATE OBLIGATIONS — 41.4%
		Argentina — 2.5%
		YPF (1)
725,000		8.500%, 07/28/25	676,063

		Brazil — 5.0%
		Marfrig Holdings Europe BV (1)
350,000		6.875%, 06/24/19	315,437
		Petrobras Global Finance BV
1,365,000		3.000%, 01/15/19	1,040,813
			1,356,250
		Chile — 3.8%
		Cencosud (1)
425,000		6.625%, 02/12/45	358,723
		GNL Quintero (1)
200,000		4.634%, 07/31/29	190,956
		Nacional del Cobre de Chile (1)
510,000		4.500%, 09/16/25	489,817
			1,039,496
		China — 5.8%
		Alibaba Group Holding
225,000		3.600%, 11/28/24	217,652
		Beijing State-Owned Assets Management Hong Kong
215,000		4.125%, 05/26/25	212,029
		China Aoyuan Property Group (2)
200,000		11.250%, 01/17/19	210,960

Principal Amount †	Value $

Future Land Development Holdings (1)
200,000	10.250%, 01/31/18	210,245
Logan Property Holdings (2)
200,000	11.250%, 06/04/19	216,955
Times Property Holdings (2)
275,000	11.450%, 03/05/20	299,468
Yingde Gases Investment (1)
260,000	8.125%, 04/22/18	208,000
1,575,309
Colombia — 2.5%
Ecopetrol
605,000	5.375%, 06/26/26	485,512
Empresas Publicas de Medellin ESP (1)
COP	751,000,000	7.625%, 09/10/24	195,868
681,380
Costa Rica — 2.4%
Instituto Costarricense de Electricidad (1)
900,000	6.375%, 05/15/43	652,500

India — 0.4%
Vedanta Resources (1)
210,000	8.250%, 06/07/21	122,125

Indonesia — 0.7%
Star Energy Geothermal Wayang Windu (1)
200,000	6.125%, 03/27/20	194,000

Jamaica — 0.7%
Digicel (1)
230,000	6.750%, 03/01/23	198,950

Kazakhstan — 1.8%
Development Bank of Kazakhstan JSC (2)
575,000	4.125%, 12/10/22	497,375

Mexico — 8.2%
Alfa (1)
200,000	6.875%, 03/25/44	185,750
Axtel (1) (3)
75,000	9.000%, 01/31/20	80,280
BBVA Bancomer (1) (4)
150,000	6.500%, 03/10/21	161,973
100,000	6.008%, 05/17/22	99,240
Fermaca Enterprises S de RL (1)
440,641	6.375%, 03/30/38	400,984
Grupo Televisa MTN
MXN	6,700,000	7.250%, 05/14/43	310,678
Metalsa (1)
350,000	4.900%, 04/24/23	302,750
Petroleos Mexicanos
350,000	6.625%, 06/15/35	311,573
405,000	5.500%, 06/27/44	307,314
Servicios Corporativos Javer (1)
75,000	9.875%, 04/06/21	76,305
2,236,847
Morocco — 0.7%
OCP (1)
200,000	4.500%, 10/22/25	180,912

Peru — 2.3%
Banco Internacional del Peru SAA (1) (4)
190,000	6.625%, 03/19/29	187,150
Southern Copper
265,000	7.500%, 07/27/35	244,323
Transportadora de Gas del Peru (1)
200,000	4.250%, 04/30/28	186,000
617,473
Russia — 3.0%
Lukoil International Finance BV (1)
200,000	4.563%, 04/24/23	182,225
Mobile Telesystems Via MTS International Funding (1)
240,000	5.000%, 05/30/23	223,105
Sberbank of Russia Via SB Capital
200,000	5.717%, 06/16/21	201,352
VimpelCom Holdings BV (1)
200,000	7.504%, 03/01/22	203,500
810,182
South Africa — 0.9%
Eskom Holdings SOC (1)
285,000	7.125%, 02/11/25	246,772

Supra-National — 0.7%
Eurasian Development Bank (1)
200,000	4.767%, 09/20/22	187,067

TOTAL CORPORATE OBLIGATIONS (Cost $12,434,258)	11,272,701

Principal Amount †		Value $

	U.S. TREASURY
	OBLIGATION (5) (6) (7) — 8.1%
	United States Treasury Bill
2,200,000	0.166%, 02/04/16 (Cost $2,199,970)	2,199,967

	TOTAL INVESTMENTS — 99.2% (Cost $29,055,056)*	27,016,129
	OTHER ASSETS LESS LIABILITIES — 0.8%	214,121
	NET ASSETS — 100%	$27,230,250

†                 In U.S. Dollars unless otherwise indicated.

(1)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2016, the value of these securities amounted to $9,898,812, representing 36.4% of the net assets of the Fund.

(2)         Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2016, the value of these securities amounted to $1,499,794, representing 5.5% of the net assets of the Fund.

(3)         Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2016.

(4)         Variable Rate Security — Rate disclosed is as of January 31, 2016.

(5)         Zero Coupon Security

(6)         Rate disclosed is the effective yield at time of purchase.

(7)         Security, or a portion of this security, has been pledged as collateral on open derivative positions.

* At January 31, 2016, the tax basis cost of the Fund’s investments was $29,055,056, and the unrealized appreciation and depreciation were $248,368 and $(2,287,295), respectively.

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2016, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	2/12/16	USD	558,912	PEN	1,850,000	$(26,772)
BNP Paribas	4/22/16	MXN	3,500,000	USD	187,530	(4,335)
Citigroup Global Markets	4/8/16	USD	317,999	ZAR	5,340,000	13,709
Citigroup Global Markets	4/8/16	ZAR	3,340,000	USD	202,308	(5,165)
HSBC	2/12/16	PEN	950,000	USD	274,765	1,504
HSBC	3/15/16	TWD	18,100,000	USD	546,828	3,810
HSBC	4/22/16	USD	191,579	MXN	3,500,000	285
HSBC	4/8/16	ZAR	2,000,000	USD	124,234	(1)
JPMorgan Securities	2/12/16	PEN	1,850,000	USD	557,397	25,257
JPMorgan Securities	3/15/16	USD	536,933	TWD	18,100,000	6,085
JPMorgan Securities	4/8/16	KRW	330,000,000	USD	272,615	(2,179)
Standard Chartered	4/8/16	KRW	330,000,000	USD	274,702	(92)
UBS Securities	4/8/16	ZAR	3,500,000	USD	207,110	(10,301)
						$1,805

Credit Default Swaps — Buy Protection

							Premiums	Over the counter	Unrealized
						Notional	Paid	swap contracts, at	Appreciation
Reference Entity	Fixed Rate	Counterparty	Maturity	Rating	Currency	Amount	(Received)	value	(Depreciation)
Japan Government	1.00%	JPMorgan	06/20/18	Aa3	USD	$1,000,000	$(13,481)	$(20,545)	$(6,773)

Credit Default Swaps — Sell Protection

							Premiums	Over the counter	Unrealized
						Notional	Paid	swap contracts at	Appreciation
Reference Entity	Fixed Rate	Counterparty	Maturity	Rating	Currency	Amount	(Received)	value	(Depreciation)
Chile Government	1.00%	JPMorgan	12/20/20	Aa3	USD	$(575,000)	$(7,988)	$(8,678)	$(689)

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

	Total Maximum
	Potential Payments for
	Selling Credit
Reference Asset on which the	Protection	Amount	Reference Asset
Fund Sold Protection	(Undiscounted)	Recoverable*	Rating Range**
Chile Government	$575,000	$—	Aa3

*                 The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**          The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Moody’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

BRL — Brazilian Real

COP — Columbian Peso

HUF — Hungarian Forint

IDR — Indonesian Rupiah

KRW — South Korean Won

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

OFZ — Federal Loan Obligations

PEN — Peruvian Nuevo Sol

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian New Leu

RUB — Russian Ruble

THB — Thailand Baht

TRY — Turkish New Lira

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Global Strategic Bond Fund

Schedule of Investments

January 31, 2016 (unaudited)

Principal Amount †			Value $

		CORPORATE OBLIGATIONS — 63.5%
		Belgium — 1.6%
		Anheuser-Busch InBev MTN (1) (2)
EUR	930,000	0.249%, 03/29/18	1,006,298

		Brazil — 0.7%
		Marfrig Holdings Europe BV (2)
499,000		8.375%, 05/09/18	481,535

		Canada — 3.0%
		Bank of Montreal (1) (2)
GBP	600,000	0.779%, 01/29/18	853,363
		Bank of Nova Scotia MTN (1) (2)
GBP	750,000	0.769%, 11/02/17	1,066,270
			1,919,633
		China — 1.0%
		E-House China Holdings (3)
	100,000	2.750%, 12/15/18	97,437
		Franshion Capital
	100,000	6.800%, 10/29/49	106,500
		Qihoo 360 Technology
	210,000	1.750%, 08/15/21	201,863
		Semiconductor Manufacturing International (4)
	200,000	0.000%, 11/07/18	213,000
			618,800
		France — 8.7%
		BPCE (2)
GBP	300,000	5.250%, 04/16/29	440,377
		BPCE MTN (1)
GBP	500,000	1.374%, 03/06/17	714,266
		Caisse Centrale du Credit Immobilier de France MTN (2)
EUR	1,500,000	0.500%, 05/19/17	1,640,112
		Credit Mutuel - CIC Home Loan SFH (1) (2)
GBP	700,000	0.891%, 04/22/16	997,645
		Dexia Credit Local NY MTN (2)
	970,000	1.250%, 10/18/16	971,902
		SPCM (3)
	520,000	6.000%, 01/15/22	526,500
		TOTAL MTN (1) (2)
EUR	295,000	2.250%, 12/31/49	294,253
			5,585,055
		Germany — 3.1%
		Aareal Bank MTN (1) (2)
GBP	200,000	0.929%, 05/02/16	284,998
		Deutsche Pfandbriefbank MTN (1)
GBP	500,000	1.025%, 05/16/16	712,919
		Muenchener Hypothekenbank eG MTN (1) (2)
GBP	500,000	0.792%, 04/25/16	712,397
		Schaeffler Finance BV MTN (2)
EUR	270,000	2.750%, 05/15/19	292,826
			2,003,140
		India — 0.3%
		Larsen & Toubro
	220,000	0.675%, 10/22/19	205,700

		Ireland — 0.2%
		Allied Irish Banks MTN (1)
EUR	100,000	4.125%, 11/26/25	104,602

		Italy — 1.6%
		Enel (1) (3)
	360,000	8.750%, 09/24/73	396,900
		Intesa Sanpaolo MTN (2)
EUR	155,000	2.000%, 06/18/21	174,187
		Telecom Italia MTN
GBP	150,000	6.375%, 06/24/19	231,189
		UniCredit MTN (1) (2)
EUR	177,000	5.750%, 10/28/25	201,338
			1,003,614
		Japan (4) — 0.8%
		Japan Airport Terminal
JPY	20,000,000	0.000%, 03/04/22	175,113
		LIXIL Group
JPY	20,000,000	0.000%, 03/04/22	165,035
		Sony
JPY	25,000,000	0.000%, 09/30/22	206,759
			546,907
		Luxembourg — 0.3%
		Wind Acquisition Finance (2)
EUR	180,000	7.000%, 04/23/21	189,631

		Mexico — 2.1%
		Cemex
	499,000	5.875%, 03/25/19 (3)	473,651
	110,000	3.750%, 03/15/18	93,431
	200,000	3.720%, 03/15/20	142,000
		Petroleos Mexicanos MTN
EUR	730,000	2.750%, 04/21/27	611,174
			1,320,256
		Netherlands — 0.5%
		Koninklijke KPN MTN (1) (2)
GBP	220,000	6.875%, 03/14/73	317,006

Principal Amount †			Value $

		Singapore — 0.5%
		BW Group
200,000		1.750%, 09/10/19	179,600
		CapitaLand
SGD	250,000	2.800%, 06/08/25	166,516
			346,116
		Spain — 0.5%
		Bankia MTN (1) (2)
EUR	200,000	4.000%, 05/22/24	207,644
		NH Hotel Group
EUR	100,000	4.000%, 11/08/18	115,506
			323,150
		Supra-National — 9.8%
		Asian Development Bank MTN
EUR	2,050,000	0.375%, 04/03/17	2,239,555
		Inter-American Development Bank MTN (1)
1,800,000		0.466%, 11/26/18	1,791,185
		International Bank for Reconstruction & Development (1)
2,220,000		0.603%, 09/30/17	2,219,199
			6,249,939
		Switzerland — 2.3%
		Credit Suisse MTN (1)
EUR	800,000	0.307%, 10/16/19	865,240
		Nestle Holdings MTN
640,000		1.375%, 06/21/17	643,308
			1,508,548
		Taiwan — 0.3%
		Zhen Ding Technology Holding (4)
200,000		0.000%, 06/26/19	198,000

		United Kingdom — 4.2%
		Aviva (1)
GBP	220,000	5.902%, 07/27/49	311,264
		Aviva MTN (1) (2)
EUR	122,000	3.875%, 07/03/44	129,346
		Ensco
360,000		5.750%, 10/01/44	205,702
		Friends Life Holdings (1) (2)
499,000		7.875%, 11/08/49	546,292
		Investec Bank MTN (2)
GBP	120,000	9.625%, 02/17/22	198,263
		Lloyds Bank MTN (1) (2)
GBP	590,000	0.839%, 01/16/17	840,893
		Royal Bank of Scotland Group
EUR	300,000	5.250%, 06/29/49	321,759
		SSE (1) (2)
EUR	110,000	5.625%, 09/29/49	124,541
			2,678,060
		United States — 22.0%
		21st Century Fox America
391,000		5.400%, 10/01/43	392,792
		Apple
474,000		4.450%, 05/06/44	468,588
480,000		1.000%, 05/03/18	477,769
		AT&T
117,000		4.750%, 05/15/46	104,134
236,000		4.500%, 05/15/35	213,508
		Bank of America MTN
209,000		4.875%, 04/01/44	214,225
243,000		3.875%, 08/01/25	246,087
		Caterpillar International Finance MTN (1) (2)
EUR	900,000	0.199%, 09/27/17	975,506
		CCO Safari II LLC (3)
362,000		6.484%, 10/23/45	365,395
		Citigroup (1)
634,000		5.300%, 05/06/44	648,844
1,160,000		1.311%, 04/27/18	1,153,394
		Comcast
323,000		4.750%, 03/01/44	331,711
		ExxonMobil
1,500,000		0.921%, 03/15/17	1,497,462
		Freeport-McMoRan
113,000		5.450%, 03/15/43	45,141
213,000		5.400%, 11/14/34	85,200
		Goldman Sachs Group (1)
868,000		1.048%, 05/22/17	867,012
		Halliburton
191,000		5.000%, 11/15/45	170,686
		HSBC USA
940,000		1.700%, 03/05/18	936,475
		International Paper
459,000		4.800%, 06/15/44	395,876
		Kinder Morgan
621,000		5.550%, 06/01/45	487,577
		McGraw Hill Financial
177,000		3.300%, 08/14/20	181,565
		Medtronic
576,000		4.625%, 03/15/45	605,637
		Microsoft
742,000		4.000%, 02/12/55	659,024
		Monsanto
272,000		4.700%, 07/15/64	207,579
		Prudential Financial MTN
627,000		4.600%, 05/15/44	603,768

Principal Amount †			Value $

		Reynolds American
351,000		5.850%, 08/15/45	390,726
		Tyson Foods
437,000		5.150%, 08/15/44	458,261
		Wells Fargo MTN (1)
EUR	800,000	0.304%, 04/24/19	867,089
			14,051,031
		TOTAL CORPORATE OBLIGATIONS (Cost $43,169,816)	40,657,021

		U.S. TREASURY OBLIGATIONS (6) — 17.4%
		United States Treasury Bills (4) (5)
1,200,000		0.226%, 03/10/16	1,199,704
6,250,000		0.299%, 05/19/16	6,243,912
		United States Treasury Inflation Indexed Bond
3,713,005		0.375%, 07/15/25	3,672,006
		TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,054,389)	11,115,622

		ASSET-BACKED SECURITIES — 8.7%
		Beacon Container Finance LLC, Series 2012-1A, Class A (3)
1,147,563		3.720%, 09/20/27	1,130,808
		Cars Alliance Auto Loans France V, Series 2012-F1V, Class A (1) (2)
EUR	54,403	0.339%, 02/25/24	58,968
		ECAF I, Series 2015-1A, Class A1 (3)
1,001,213		3.473%, 06/15/40	993,704
		Element Rail Leasing II LLC, Series 2015-1A, Class A2 (3)
735,000		3.585%, 02/19/45	734,633
		Global SC Finance, Series 2014- 1A, Class A1 (3)
212,500		3.190%, 07/17/29	208,816
		OneMain Financial Issuance Trust, Series 2015-1A, Class A (3)
125,000		3.190%, 03/18/26	125,121
		OneMain Financial Issuance Trust, Series 2015-2A, Class A (3)
850,000		2.570%, 07/18/25	839,840
		Penarth Master Issuer, Series 2014-1X, Class A1 (1) (2)
GBP	300,000	0.802%, 03/18/18	427,472
		SoFi Professional Loan Program, Series 2015-B, Class A1 (1) (3)
767,744		1.472%, 04/25/35	753,578
		TAL Advantage V LLC, Series 2013-2A, Class A (3)
274,167		3.550%, 11/20/38	274,101
		TOTAL ASSET-BACKED SECURITIES (Cost $5,668,525)	5,547,041

		FOREIGN GOVERNMENT BOND — 3.4%
		France — 3.4%
		Caisse d’Amortissement de la Dette Sociale MTN
GBP	1,506,000	1.375%, 02/06/17 (Cost $2,346,032)	2,161,801

		CONVERTIBLE BONDS — 1.3%
		China — 0.6%
		SouFun Holdings
200,000		2.000%, 12/15/18	194,875
		YY
230,000		2.250%, 04/01/19	221,231
			416,106
		United Arab Emirates — 0.3%
		DP World
200,000		1.750%, 06/19/24	193,000

		United States — 0.4%
		Ctrip.com International (3)
230,000		1.990%, 07/01/25	246,819
		TOTAL CONVERTIBLE BONDS (Cost $869,092)	855,925

		COLLATERALIZED MORTGAGE
		OBLIGATIONS — 1.2%
		Motel 6 Trust, Series 2015- MTL6, Class B (3) (2)
485,000		3.298%, 02/05/30	484,661

Principal Amount †
/Notional Amount			Value $

		Residential Mortgage Securities, Series 2010-25, Class A1 (1) (2)
GBP	82,641	3.087%, 12/16/50	119,993
		RMAC, Series 2004-NS2X, Class A3 (1) (2)
GBP	109,462	0.825%, 06/12/36	141,878
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $807,784)	746,532

		EXCHANGE TRADED PURCHASED OPTION (7) — 0.0%
30		5-Year U.S. Treasury Note Future Put, Expires: 02/19/16, Strike Price: $118.75 (Cost $11,298)	469

		OTC PURCHASED OPTION (7) — 0.0%
3,020,400		MXN Call / USD Put, Expires: 04/22/16, Strike Price: $18.500 (Cost $82,170)	100,103
		TOTAL INVESTMENTS — 95.5% (Cost $64,009,106)*	61,184,514

		OTHER ASSETS LESS LIABILITIES — 4.5%	2,800,018
		NET ASSETS — 100%	$63,984,532

		EXCHANGE TRADED WRITTEN OPTION (7) — 0.0%
(30)		5-Year US Treasury Note Future Put, Expires: 02/19/16, Strike Price: $117.75 (Premiums Received $3,225)	(235)

		OTC WRITTEN OPTIONS (7) — 0.1%
(3,020,400)		MXN Call / USD Put, Expires: 04/22/16, Strike Price: $17.800	(41,417)
(3,020,400)		USD Call / MXN Put, Expires: 04/22/16, Strike Price: $19.500	(24,512)
		TOTAL OTC WRITTEN OPTIONS (Premiums Received $75,949)	(65,929)

Notional Amount
	OTC WRITTEN CALL SWAPTIONS (7) — 0.0%
	Call Rec 6-Month
(1,506,000)	EURIBOR/Pay Fixed 1.015%, Expires: 03/11/16, Strike Price: EUR 101.50	(7,670)
	Call Rec 6-Month
(966,000)	EURIBOR/Pay Fixed 1.175%, Expires: 03/10/16, Strike Price: EUR 117.50	(14,236)
	TOTAL OTC WRITTEN CALL SWAPTIONS (Premiums Received $185,962)	(21,906)

†                 In U.S. Dollars unless otherwise indicated.

(1)         Variable Rate Security — Rate disclosed is as of January 31, 2016.

(2)         Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2016, the value of these securities amounted to $14,179,595, representing 22.2% of the net assets of the Fund.

(3)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2016, the value of these securities amounted to $7,651,964, representing 12.0% of the net assets of the Fund.

(4)         Zero Coupon Security

(5)         Rate disclosed is the effective yield at time of purchase.

(6)         Security, or a portion of this security, has been pledged as collateral on open derivative positions and mortgage dollar rolls.

(7)         Denotes non-income producing security.

* At January 31, 2016, the tax basis cost of the Fund’s investments was $64,009,106, and the unrealized appreciation and depreciation were $151,522 and $(2,976,114), respectively.

The open futures contracts held by the Fund at January 31, 2016, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
Australian 3-Year Bond	18	Mar-2016	$38,325
Canadian 10-Year Bond	(20)	Mar-2016	(24,163)
Euro-Bobl	(11)	Mar-2016	(8,280)
Euro-Bund	(1)	Mar-2016	(3,396)
Long Gilt 10-Year Bond	(9)	Mar-2016	(18,995)
U.S. 10-Year Treasury Note	(6)	Mar-2016	(4,406)
U.S. 2-Year Treasury Note	3	Mar-2016	3,422
U.S. 5-Year Treasury Note	(40)	Mar-2016	(81,770)
U.S. Long Treasury Bond	(4)	Mar-2016	(2,010)
U.S. Ultra Long Treasury Bond	(1)	Mar-2016	(5,033)
			$(106,306)

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2016, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
BNP Paribas	2/18/16	USD	115,884	NOK	1,000,000	$(719)
Canadian Imperial Bank	2/18/16	AUD	898,693	JPY	71,526,000	(44,531)
Canadian Imperial Bank	2/18/16	EUR	366,005	USD	398,916	2,262
Canadian Imperial Bank	2/18/16	JPY	71,526,000	AUD	870,167	24,359
Canadian Imperial Bank	2/18/16	NOK	1,550,000	USD	175,809	(2,697)
Canadian Imperial Bank	2/18/16	USD	190,017	GBP	130,000	(4,776)
Citigroup Global Markets	2/17/16	EUR	83,731	GBP	62,636	(1,488)
Citigroup Global Markets	2/18/16	EUR	2,776,654	USD	3,016,782	7,615
Citigroup Global Markets	2/18/16	USD	2,219,938	EUR	2,033,894	(15,729)
Deutsche Bank Securities	2/18/16	EUR	279,700	GBP	209,438	(4,687)
Deutsche Bank Securities	2/18/16	JPY	72,000,000	USD	611,825	16,919
HSBC	2/17/16	USD	5,663,114	GBP	3,889,488	(120,864)
JPMorgan Securities	2/18/16	CHF	170,000	USD	168,785	2,715
JPMorgan Securities	2/18/16	EUR	4,988,913	USD	5,418,109	11,433
JPMorgan Securities	2/18/16	GBP	11,778,522	USD	16,943,944	160,354
JPMorgan Securities	2/18/16	JPY	73,165,000	USD	621,531	17,000
JPMorgan Securities	2/18/16	USD	131,076	EUR	120,000	(1,027)
JPMorgan Securities	2/18/16	USD	596,775	GBP	420,000	1,696
Royal Bank of Canada	2/18/16	EUR	1,609,337	USD	1,745,038	938
Royal Bank of Canada	2/18/16	GBP	620,000	USD	893,013	9,555
Royal Bank of Canada	2/18/16	USD	868,283	EUR	800,000	(1,293)
Royal Bank of Canada	2/18/16	USD	893,013	GBP	620,000	(9,555)
Standard Chartered	2/18/16	EUR	2,791,781	USD	3,034,052	8,491
State Street Bank	2/17/16	USD	1,100,000	GBP	776,561	6,545
State Street Bank	2/18/16	EUR	8,237,788	USD	8,938,950	11,343

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
State Street Bank	2/18/16	GBP	214,715	EUR	279,700	$(2,832)
State Street Bank	2/18/16	GBP	371,701	USD	535,185	5,536
State Street Bank	2/18/16	JPY	20,350,000	USD	168,176	33
State Street Bank	2/18/16	MXN	27,918,100	USD	1,510,458	(26,923)
State Street Bank	2/18/16	USD	1,503,600	MXN	27,918,100	33,781
UBS Securities	2/18/16	USD	167,359	CHF	167,500	(3,731)
UBS Securities	2/18/16	USD	1,007,233	EUR	928,067	(1,452)
UBS Securities	2/18/16	USD	3,783,918	NOK	33,688,664	95,852
Westpac Banking	2/18/16	JPY	45,858,750	USD	388,279	9,367
Westpac Banking	2/18/16	SGD	238,325	USD	165,316	(1,921)
						$181,569

A list of the open centrally cleared swap agreements held by the Fund at January 31, 2016 is as follows: Interest Rate Swaps

						Net Unrealized
			Termination		Notional	Appreciation
Counterparty	Fund Pays	Fund Receives	Date	Currency	Amount	(Depreciation)
Morgan Stanley	3-Month USD - LIBOR	2.23%	7/2/25	USD	1,990,000	$(78,736)
Morgan Stanley	1.91%	3-Month USD - LIBOR	3/1/26	USD	620,000	(5,206)
Morgan Stanley	3-Month USD - LIBOR	1.96%	2/26/26	USD	11,000,000	(118,140)
Morgan Stanley	6-Month EUR - LIBOR	1.70%	12/7/25	EUR	1,450,000	29,778
Morgan Stanley	1.77%	6-Month EUR - LIBOR	7/24/25	EUR	4,530,000	127,772
Morgan Stanley	6-Month GBP - LIBOR	2.64%	7/22/25	GBP	3,420,000	(97,909)
Morgan Stanley	6-Month GBP - LIBOR	2.64%	7/22/25	GBP	1,320,000	(37,606)
Morgan Stanley	1.71%	3-Month USD - LIBOR	1/7/21	USD	800,000	(17,539)
Morgan Stanley	3-Month USD - LIBOR	1.83%	8/21/20	USD	6,410,000	(167,632)
						$(365,218)

Credit Default Swaps — Buy Protection

						Premiums	Unrealized
					Notional	Paid	Appreciation
Reference Entity	Fixed Rate	Counterparty	Maturity	Currency	Amount	(Received)	(Depreciation)
Cdx.Na.Ig S25 5Year	1.00%	Morgan Stanley	12/20/20	USD	8,730,000	$(68,743)	$72,695

A list of the open OTC swap agreements held by the Fund at January 31, 2016, is as follows:

Credit Default Swaps — Buy Protection

							Over the counter	Premiums	Unrealized
						Notional	swap contracts, at	Paid	Appreciation
Reference Entity	Fixed Rate	Counterparty	Maturity	Rating	Currency	Amount	value	(Received)	(Depreciation)
Standard Chartered Bank	1.00%	Citibank	09/20/20	A2	USD	470,000	$45,190	$23,041	$22,742

AUD — Australian Dollar

Cdx.Na.Ig — Credit Derivatives Index - Investment Grade

CHF — Swiss Franc

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

GBP — British Pound

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Corporation

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

OTC — Over the Counter

SGD — Singapore Dollar

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments

January 31, 2016 (unaudited)

Principal
Amount ($)		Value $

	CORPORATE OBLIGATIONS — 73.2%
	Consumer Discretionary — 6.4%
	21st Century Fox America
263,000	4.750%, 09/15/44	249,565
	Anheuser-Busch InBev Finance
210,000	4.900%, 02/01/46	217,985
	CBS
300,000	4.600%, 01/15/45	258,032
	Comcast
450,000	4.200%, 08/15/34	443,744
	McDonald’s MTN
478,000	4.875%, 12/09/45	484,779
	Time Warner
320,000	4.850%, 07/15/45	289,513
		1,943,618
	Consumer Staples — 9.0%
	Altria Group
315,000	9.950%, 11/10/38	510,306
	CVS Health
327,000	5.125%, 07/20/45	352,720
	Kraft Foods Group
390,000	6.500%, 02/09/40	461,734
	Kraft Heinz Foods (1)
344,000	5.200%, 07/15/45	363,164
	Reynolds American
191,000	8.125%, 05/01/40 (1)	237,587
271,000	5.850%, 08/15/45	301,672
	Tyson Foods
500,000	5.150%, 08/15/44	524,327
		2,751,510
	Energy — 9.5%
	ConocoPhillips
319,000	4.300%, 11/15/44	239,458
	Devon Energy
165,000	5.000%, 06/15/45	109,553
	Energy Transfer Partners
281,000	5.150%, 03/15/45	193,059
	Ensco
324,000	5.750%, 10/01/44	185,132
	Enterprise Products Operating LLC
205,000	5.100%, 02/15/45	171,146
	Halliburton
351,000	5.000%, 11/15/45	313,668
	Kinder Morgan
401,000	5.550%, 06/01/45	314,844
	Marathon Petroleum
200,000	5.000%, 09/15/54	149,993
250,000	4.750%, 09/15/44	190,440
	Noble Energy
371,000	5.050%, 11/15/44	268,617
	Phillips 66
281,000	4.650%, 11/15/34	246,670
	Phillips 66 Partners
57,000	4.680%, 02/15/45	41,833
	Plains All American Pipeline
265,000	4.900%, 02/15/45	185,288
	TransCanada PipeLines
227,000	7.625%, 01/15/39	270,727
		2,880,428
	Financials — 22.3%
	Aflac
549,000	6.450%, 08/15/40	669,930
	American International Group
500,000	4.375%, 01/15/55	403,832
	Bank of America
504,000	6.000%, 10/15/36	598,095
	Bank of America MTN
200,000	3.950%, 04/21/25	195,369
	Barclays
600,000	5.250%, 08/17/45	617,986
	Citigroup
215,000	8.125%, 07/15/39	312,639
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN
313,000	5.250%, 05/24/41	364,429
	HSBC Bank USA
450,000	7.000%, 01/15/39	578,475
	JPMorgan Chase
839,000	4.950%, 06/01/45	842,487
	MetLife
207,000	5.875%, 02/06/41	244,463
	Morgan Stanley MTN
225,000	4.300%, 01/27/45	212,175
	Prudential Financial MTN
271,000	6.200%, 11/15/40	318,205
30,000	5.625%, 05/12/41	32,941
	Standard Chartered (1)
643,000	5.700%, 03/26/44	632,582
	Wells Fargo
691,000	5.606%, 01/15/44	759,276
		6,782,884

Principal
Amount ($)		Value $

	Healthcare — 3.6%
	AbbVie
305,000	4.700%, 05/14/45	300,420
	Actavis Funding SCS
261,000	4.850%, 06/15/44	263,229
189,000	4.550%, 03/15/35	186,788
	Medtronic
338,000	4.625%, 03/15/45	355,391
		1,105,828
	Industrials — 7.2%
	Burlington Northern Santa Fe
500,000	4.150%, 04/01/45	464,722
	GE Capital International Funding (1)
757,000	4.418%, 11/15/35	778,623
	Lockheed Martin
294,000	4.700%, 05/15/46	311,978
	Tyco International Finance
354,000	5.125%, 09/14/45	359,215
	Union Pacific
300,000	4.150%, 01/15/45	294,309
		2,208,847
	Information Technology — 2.5%
	Apple
277,000	4.375%, 05/13/45	270,715
	Microsoft
182,000	4.450%, 11/03/45	186,938
	Visa
308,000	4.300%, 12/14/45	318,691
		776,344
	Materials — 6.2%
	Barrick North America Finance LLC
312,000	5.700%, 05/30/41	209,152
	BHP Billiton Finance USA
358,000	5.000%, 09/30/43	320,543
	Dow Chemical
182,000	9.400%, 05/15/39	259,908
	Glencore Finance Canada (1)
267,000	6.000%, 11/15/41	171,311
	International Paper
95,000	8.700%, 06/15/38	123,691
250,000	4.800%, 06/15/44	215,618
	Monsanto
172,000	4.700%, 07/15/64	131,263
	Rio Tinto Finance USA
503,000	5.200%, 11/02/40	446,010
		1,877,496
	Telecommunication Services — 5.7%
	AT&T
182,000	4.500%, 05/15/35	164,655
803,000	4.350%, 06/15/45	670,598
	Verizon Communications
177,000	6.550%, 09/15/43	207,352
68,000	5.012%, 08/21/54	61,429
758,000	4.672%, 03/15/55	639,919
		1,743,953
	Utilities — 0.8%
	Sempra Energy
213,000	6.000%, 10/15/39	238,123
	TOTAL CORPORATE OBLIGATIONS (Cost $22,957,273)	22,309,031

	U.S. TREASURY OBLIGATIONS — 21.6%
	United States Treasury Bonds
2,650,000	4.500%, 02/15/36	3,549,913
1,208,000	3.000%, 05/15/45	1,266,465
1,251,000	2.875%, 08/15/45	1,278,610
470,000	2.125%, 05/15/25	478,546
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,301,585)	6,573,534

	ASSET-BACKED SECURITY — 2.6%
	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
602,000	6.150%, 06/15/39 (Cost $791,950)	802,408

	TAXABLE MUNICIPAL BOND — 1.3%
	California — 1.3%
	University of California RB, Series AD
400,000	4.858%, 05/15/12 (Cost $397,097)	397,380
	TOTAL INVESTMENTS — 98.7% (Cost $30,447,905)*	30,082,353
	OTHER ASSETS LESS LIABILITIES — 1.3%	396,841
	NET ASSETS — 100%	$30,479,194

(1)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2016, the value of these securities amounted to $2,183,267, representing 7.2% of the net assets of the Fund.

* At January 31, 2016, the tax basis cost of the Fund’s investments was $30,447,905, and the unrealized appreciation and depreciation were $1,083,380 and $(1,448,932), respectively.

LLC — Limited Liability Corporation

MTN — Medium Term Note

RB — Revenue Bond

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Short Duration Bond Fund

Schedule of Investments

January 31, 2016 (unaudited)

Principal
Amount ($)		Value $

	CORPORATE OBLIGATIONS — 65.1%
	Consumer Discretionary — 6.4%
	Anheuser-Busch InBev Finance
211,000	1.900%, 02/01/19	211,389
	CVS Health
250,000	1.900%, 07/20/18	251,171
	Ford Motor Credit LLC
200,000	2.240%, 06/15/18	197,841
300,000	1.557%, 01/09/18 (1)	296,903
	McDonald’s MTN
144,000	2.100%, 12/07/18	145,371
	Toyota Motor Credit MTN (1)
500,000	0.941%, 01/12/18	497,454
		1,600,129
	Consumer Staples — 8.4%
	Kraft Heinz Foods (2)
495,000	2.800%, 07/02/20	498,957
500,000	2.000%, 07/02/18	499,857
	Kroger
217,000	2.000%, 01/15/19	218,188
	Reynolds American
615,000	2.300%, 06/12/18	620,903
	Tyson Foods
250,000	2.650%, 08/15/19	251,911
		2,089,816
	Energy — 7.8%
	Energy Transfer Partners
88,000	2.500%, 06/15/18	80,573
	Enterprise Products Operating LLC
128,000	6.500%, 01/31/19	138,067
	EOG Resources
375,000	5.625%, 06/01/19	405,320
	Halliburton
301,000	2.700%, 11/15/20	294,007
	Kinder Morgan
250,000	3.050%, 12/01/19	231,410
	Phillips 66
365,000	2.950%, 05/01/17	370,191
	TransCanada PipeLines
435,000	1.625%, 11/09/17	427,695
		1,947,263
	Financials — 24.8%
	American Express Credit MTN
250,000	1.800%, 07/31/18	249,375
	Bank of America
745,000	1.750%, 06/05/18	743,709
	Barclays
500,000	2.000%, 03/16/18	500,062
	Capital One
500,000	2.400%, 09/05/19	500,422
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
500,000	1.700%, 03/19/18	501,605
	Discover Bank
250,000	2.600%, 11/13/18	250,517
	Goldman Sachs Group
318,000	2.750%, 09/15/20	318,120
	HSBC Bank (1) (2)
500,000	1.002%, 05/15/18	498,435
	HSBC USA
125,000	2.000%, 08/07/18	124,903
	JPMorgan Chase MTN
495,000	1.700%, 03/01/18	494,448
	Metropolitan Life Global Funding I (1) (2)
250,000	0.824%, 07/14/16	249,801
	PNC Bank (1)
500,000	0.629%, 08/01/17	498,191
	Prudential Financial MTN
125,000	2.350%, 08/15/19	126,058
	Standard Chartered (2)
629,000	2.400%, 09/08/19	627,783
	Wells Fargo MTN (1)
500,000	1.249%, 04/23/18	498,978
		6,182,407
	Healthcare — 4.5%
	AbbVie
500,000	1.800%, 05/14/18	498,820
	Actavis Funding SCS
250,000	3.000%, 03/12/20	253,057
	Medtronic
250,000	1.500%, 03/15/18	250,448
	UnitedHealth Group
125,000	1.900%, 07/16/18	125,759
		1,128,084
	Industrials — 2.5%
	General Electric Capital MTN
340,000	4.375%, 09/16/20	373,937
245,000	2.300%, 01/14/19	251,851
		625,788
	Information Technology — 3.0%
	Hewlett Packard Enterprise (2)
359,000	2.850%, 10/05/18	359,076
	Microsoft
372,000	2.000%, 11/03/20	375,870
		734,946

Principal
Amount ($)		Value $

	Materials — 2.1%
	Rio Tinto Finance USA
525,000	2.875%, 08/21/22	473,139
50,000	2.250%, 12/14/18	48,490
		521,629
	Telecommunication Services — 5.6%
	AT&T
765,000	2.450%, 06/30/20	756,502
	Verizon Communications
120,000	3.650%, 09/14/18	125,596
500,000	2.625%, 02/21/20	502,879
		1,384,977
	TOTAL CORPORATE OBLIGATIONS (Cost $16,264,219)	16,215,039

	ASSET-BACKED SECURITIES — 21.7%
	Beacon Container Finance LLC, Series 2012-1A, Class A (2)
460,360	3.720%, 09/20/27	453,638
	Cabela’s Credit Card Master Note Trust, Series 2014-2, Class A (1)
500,000	0.800%, 07/15/22	495,868
	Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3
500,000	0.960%, 09/16/19	500,224
	Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6
500,000	1.320%, 09/07/18	501,314
	CLI Funding V LLC, Series 2013-2A (2)
466,570	3.220%, 06/18/28	455,268
	Discover Card Execution Note Trust, Series 2013-A6, Class A6 (1)
500,000	0.781%, 04/15/21	500,334
	Ford Credit Auto Owner Trust, Series 2013-D, Class A3
253,695	0.670%, 04/15/18	253,363
	Harley-Davidson Motorcycle Trust, Series 2014-1, Class A3
500,000	1.100%, 09/15/19	499,429
	Nissan Auto Receivables Owner Trust, Series 2012-B, Class A4
299,341	0.660%, 12/17/18	298,972
	SoFi Professional Loan Program LLC, Series 2015-C, Class A1 (1) (2)
448,257	1.472%, 08/27/35	439,473
	Volkswagen Auto Loan Enhanced Trust, Series 2013-1, Class A4
500,000	0.780%, 07/22/19	498,557
	World Financial Network Credit Card Master Trust, Series 2015-A, Class A (1)
500,000	0.906%, 02/15/22	498,762
	TOTAL ASSET-BACKED SECURITIES (Cost $5,440,056)	5,395,202

	U.S. TREASURY OBLIGATION (3) (4) (5) — 11.9%
	United States Treasury Bill
2,960,000	0.228%, 04/28/16 (Cost $2,958,373)	2,957,750

	MUNICIPAL BOND — 0.5%
	Illinois — 0.5%
	State GO
115,000	5.877%, 03/01/19 (Cost $122,957)	124,362
	TOTAL INVESTMENTS — 99.2% (Cost $24,785,605)*	24,692,353
	OTHER ASSETS LESS LIABILITIES — 0.8%	206,470
	NET ASSETS — 100%	$24,898,823

(1)         Variable Rate Security — Rate disclosed is as of January 31, 2016.

(2)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2016, the value of these securities amounted to $4,082,288, representing 16.4% of the net assets of the Fund.

(3)         Security, or a portion of this security, has been pledged as collateral on open derivative positions and mortgage dollar rolls.

(4)         Zero Coupon Security

(5)         Rate disclosed is the effective yield at time of purchase.

* At January 31, 2016, the tax basis cost of the Fund’s investments was $24,785,605, and the unrealized appreciation and depreciation were $49,779 and $(143,031), respectively.

The open futures contracts held by the Fund at January 31, 2016, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
U.S. 5-Year Treasury Note	(6)	Mar-2016	$(10,448)

GO — General Obligation

LLC — Limited Liability Corporation

MTN — Medium Term Note

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Total Return Fixed Income Fund

Schedule of Investments

January 31, 2016 (unaudited)

Principal Amount †		Value $

	CORPORATE OBLIGATIONS — 51.5%
	Consumer Discretionary — 6.0%
	Anheuser-Busch InBev Finance
535,000	2.650%, 02/01/21	538,640
	AutoNation
362,000	4.500%, 10/01/25	371,459
	Dollar General
327,000	4.150%, 11/01/25	334,918
	Ford Motor Credit LLC
460,000	5.000%, 05/15/18	482,507
1,250,000	1.724%, 12/06/17	1,231,774
325,000	1.700%, 05/09/16	325,504
710,000	1.557%, 01/09/18 (1)	702,673
	General Motors Financial
95,000	4.750%, 08/15/17	97,707
1,270,000	3.700%, 11/24/20	1,266,200
355,000	3.500%, 07/10/19	357,550
	George Washington University
205,000	3.485%, 09/15/22	213,651
	Home Depot
1,005,000	2.625%, 06/01/22	1,017,201
	L Brands (2)
205,000	6.875%, 11/01/35	212,687
	McDonald’s MTN
680,000	3.700%, 01/30/26	688,925
	Men’s Wearhouse
354,000	7.000%, 07/01/22	254,880
	Signet UK Finance
245,000	4.700%, 06/15/24	244,951
	Sirius XM Radio (2)
175,000	5.375%, 04/15/25	176,313
	Target
245,000	6.000%, 01/15/18	267,284
	TEGNA (2)
420,000	5.500%, 09/15/24	423,150
	Tesco (2)
248,000	6.150%, 11/15/37	210,185
	VTR Finance BV (2)
400,000	6.875%, 01/15/24	374,000
		9,792,159
	Consumer Staples — 2.4%
	Altria Group
469,000	9.950%, 11/10/38	759,789
	Kraft Heinz Foods (2)
360,000	5.200%, 07/15/45	380,055
775,000	3.500%, 07/15/22	789,992
	Marfrig Holdings Europe BV (2)
215,000	6.875%, 06/24/19	193,769
	Reynolds American
110,000	7.250%, 06/15/37	137,245
225,000	5.850%, 08/15/45	250,465
329,000	5.700%, 08/15/35	361,493
	SUPERVALU
500,000	7.750%, 11/15/22	427,500
	Tyson Foods
456,000	4.875%, 08/15/34	463,864
		3,764,172
	Energy — 7.4%
	Chesapeake Energy (1)
130,000	3.872%, 04/15/19	34,775
	ConocoPhillips (1)
2,000,000	0.692%, 05/15/18	1,950,614
	Continental Resources
1,392,000	5.000%, 09/15/22	979,620
	Crestwood Midstream Partners (2)
275,000	6.250%, 04/01/23	168,437
	Devon Energy
883,000	5.000%, 06/15/45	586,276
	Ecopetrol
550,000	5.375%, 06/26/26	441,375
	Energy Transfer Partners
615,000	4.150%, 10/01/20	544,945
	Ensco
1,054,000	5.750%, 10/01/44	602,250
685,000	4.700%, 03/15/21	455,918
375,000	4.500%, 10/01/24	225,359
	Enterprise Products Operating LLC
175,000	4.950%, 10/15/54	132,975
501,000	4.850%, 03/15/44	413,236
	EOG Resources
66,000	2.625%, 03/15/23	61,145
	Kinder Morgan
860,000	4.300%, 06/01/25	748,089
	Kinder Morgan Energy Partners
390,000	4.250%, 09/01/24	332,860
	Marathon Petroleum
625,000	5.000%, 09/15/54	468,727
	Noble Energy
95,000	6.000%, 03/01/41	73,973
1,545,000	4.150%, 12/15/21	1,398,443

Principal Amount †		Value $

	Petroleos Mexicanos MTN (2)
170,000	4.500%, 01/23/26	146,625
	Phillips 66
250,000	4.650%, 11/15/34	219,457
	Phillips 66 Partners
235,000	3.605%, 02/15/25	202,817
	Plains All American Pipeline
70,000	4.700%, 06/15/44	47,488
	Sabine Pass Liquefaction LLC
435,000	5.625%, 03/01/25	375,731
	Seventy Seven Operating LLC
255,000	6.625%, 11/15/19	54,187
	Suncor Energy
330,000	6.500%, 06/15/38	316,619
	Targa Resources Partners
285,000	6.750%, 03/15/24 (2)	235,838
245,000	5.000%, 01/15/18	229,994
	TransCanada PipeLines (1)
98,000	1.283%, 06/30/16	97,789
	Williams Partners
375,000	5.400%, 03/04/44	246,585
		11,792,147
	Financials — 21.1%
	ABN AMRO Bank (1) (2)
505,000	0.862%, 06/06/16	504,991
	Aflac
240,000	2.400%, 03/16/20	243,772
	Ally Financial
175,000	3.500%, 07/18/16	175,980
220,000	3.250%, 09/29/17	217,800
	American Express
34,000	8.125%, 05/20/19	40,470
	American Tower REIT
1,525,000	2.800%, 06/01/20	1,512,227
	Bank of America MTN
85,000	7.625%, 06/01/19	98,687
275,000	5.625%, 07/01/20	304,438
766,000	4.000%, 01/22/25	749,991
415,000	3.950%, 04/21/25	405,390
855,000	3.300%, 01/11/23	843,471
835,000	1.482%, 04/01/19 (1)	825,417
	Barclays
205,000	3.650%, 03/16/25	196,907
	Barclays Bank (2)
1,170,000	10.179%, 06/12/21	1,558,381
	BBVA Banco Continental (2)
240,000	3.250%, 04/08/18	240,636
	Bear Stearns LLC MTN (1)
200,000	0.768%, 11/21/16	199,700
	Capital One
250,000	2.950%, 07/23/21	249,355
	Capital One Bank USA
1,500,000	3.375%, 02/15/23	1,467,679
	Citigroup
416,000	8.125%, 07/15/39	604,920
45,000	6.875%, 06/01/25	56,603
1,000,000	4.300%, 11/20/26	990,834
895,000	3.875%, 03/26/25	862,966
600,000	1.311%, 04/27/18 (1)	596,583
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,145,000	3.950%, 11/09/22	1,173,885
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN
267,000	3.875%, 02/08/22	283,443
	Credit Suisse NY
1,375,000	1.700%, 04/27/18	1,369,915
	Discover Financial Services
455,000	3.750%, 03/04/25	439,560
	Fidelity & Guaranty Life Holdings (2)
410,000	6.375%, 04/01/21	422,300
	FMS Wertmanagement AoeR
825,000	1.625%, 11/20/18	835,358
	Goldman Sachs Group
1,010,000	2.600%, 04/23/20	1,006,262
910,000	1.048%, 05/22/17 (1)	908,964
	Goldman Sachs Group MTN (1)
720,000	2.012%, 11/29/23	724,713
	HSBC Bank USA
700,000	4.875%, 08/24/20	759,579
	HSBC Holdings
790,000	4.250%, 08/18/25	780,625
490,000	4.000%, 03/30/22	518,602
	JPMorgan Chase
475,000	6.000%, 10/01/17	505,958
640,000	3.875%, 09/10/24	637,345
	Manufacturers & Traders Trust
355,000	6.625%, 12/04/17	385,545
	McGraw Hill Financial
443,000	4.000%, 06/15/25	447,820
	MetLife
169,000	7.717%, 02/15/19	197,245
	Moody’s
136,000	5.500%, 09/01/20	151,722

Principal Amount †		Value $

	Morgan Stanley
560,000	3.750%, 02/25/23	573,947
	Morgan Stanley MTN
610,000	4.350%, 09/08/26	613,766
1,175,000	2.125%, 04/25/18	1,176,376
	Norddeutsche Landesbank Girozentrale (2)
400,000	2.000%, 02/05/19	403,587
	Prudential Financial MTN
37,000	7.375%, 06/15/19	43,039
47,000	6.000%, 12/01/17	50,678
	Regions Bank
420,000	2.250%, 09/14/18	420,768
	Royal Bank of Scotland
30,000	4.375%, 03/16/16	30,125
	Royal Bank of Scotland Group MTN
122,000	6.400%, 10/21/19	136,257
	Sabra Health Care REIT
125,000	5.375%, 06/01/23	125,938
	Sparebank 1 Boligkreditt (2)
1,000,000	1.750%, 11/15/19	1,000,332
	Standard Chartered (2)
510,000	5.200%, 01/26/24	518,997
570,000	3.950%, 01/11/23	539,846
	Standard Chartered MTN (2)
975,000	1.700%, 04/17/18	969,324
	UBS (2)
440,000	2.250%, 03/30/17	445,639
	UBS MTN
590,000	1.375%, 06/01/17	589,699
	Wells Fargo MTN
742,000	4.100%, 06/03/26	753,488
	Wells Fargo Capital X
405,000	5.950%, 12/15/36	413,141
		33,300,986
	Healthcare — 5.2%
	AbbVie
960,000	3.600%, 05/14/25	962,470
100,000	3.200%, 11/06/22	100,173
	Acadia Healthcare
410,000	5.625%, 02/15/23	388,475
	Actavis Funding SCS
356,000	3.800%, 03/15/25	361,881
1,474,000	3.450%, 03/15/22	1,497,745
	Anthem
465,000	4.650%, 01/15/43	444,135
	Boston Scientific
320,000	2.650%, 10/01/18	324,356
	EMD Finance LLC (2)
1,425,000	2.400%, 03/19/20	1,405,590
	Endo Finance LLC (2)
400,000	5.750%, 01/15/22	400,000
	HCA
520,000	4.750%, 05/01/23	522,600
	HealthSouth (2)
434,000	5.750%, 09/15/25	423,063
	Merck
865,000	2.350%, 02/10/22	863,959
	Valeant Pharmaceuticals International (2)
145,000	6.125%, 04/15/25	130,681
175,000	5.875%, 05/15/23	157,500
		7,982,628
	Industrials — 2.8%
	AerCap Ireland Capital
310,000	4.625%, 10/30/20	306,125
	Aircastle
240,000	6.750%, 04/15/17	249,900
	Barrick North America Finance LLC
117,000	4.400%, 05/30/21	106,922
	Building Materials Corp. of America (2)
454,000	6.000%, 10/15/25	465,350
	Fly Leasing
430,000	6.375%, 10/15/21	417,638
	GE Capital International Funding (2)
277,000	4.418%, 11/15/35	284,912
	General Electric Capital MTN
79,000	6.875%, 01/10/39	108,869
	Lockheed Martin
870,000	2.500%, 11/23/20	877,889
	Meritor
530,000	6.250%, 02/15/24	417,706
	Tyco International Finance
450,000	3.900%, 02/14/26	458,081
	United Rentals North America
295,000	5.500%, 07/15/25	264,394
		3,957,786
	Information Technology — 0.1%
	CommScope (2)
160,000	4.375%, 06/15/20	163,200

	Materials — 1.5%
	Barrick
276,000	4.100%, 05/01/23	237,614

Principal Amount †		Value $

	BHP Billiton Finance USA (1) (2)
260,000	6.250%, 10/19/75	248,300
	Eastman Chemical
790,000	4.650%, 10/15/44	655,281
	International Paper
250,000	7.300%, 11/15/39	289,417
	LYB International Finance BV
445,000	4.875%, 03/15/44	383,961
	Monsanto
480,000	4.700%, 07/15/64	366,315
51,000	4.400%, 07/15/44	41,354
	Rio Tinto Finance USA
365,000	6.500%, 07/15/18	392,488
		2,614,730
	Telecommunication Services — 4.2%
	AT&T
905,000	4.750%, 05/15/46	805,483
425,000	4.500%, 05/15/35	384,495
840,000	3.900%, 03/11/24	864,690
1,220,000	2.400%, 08/15/16	1,228,369
	Inmarsat Finance (2)
275,000	4.875%, 05/15/22	272,594
	Telecom Italia (2)
435,000	5.303%, 05/30/24	425,756
	T-Mobile USA
450,000	6.500%, 01/15/26	452,250
	Verizon Communications
653,000	5.012%, 08/21/54	589,901
500,000	4.862%, 08/21/46	465,459
1,000,000	4.672%, 03/15/55	844,220
150,000	3.650%, 09/14/18	157,093
		6,490,310
	Utilities — 0.8%
	Berkshire Hathaway Energy
185,000	5.750%, 04/01/18	200,448
	Dynegy
130,000	7.625%, 11/01/24	115,050
70,000	7.375%, 11/01/22	62,300
85,000	6.750%, 11/01/19	82,450
	Fermaca Enterprises S de RL (2)
313,345	6.375%, 03/30/38	285,144
	Mexico Generadora de Energia (2)
193,648	5.500%, 12/06/32	160,244
	Suburban Propane Partners
395,000	5.750%, 03/01/25	331,800
		1,237,436
	TOTAL CORPORATE OBLIGATIONS (Cost $85,684,596)	81,095,554

	ASSET-BACKED SECURITIES — 19.5%
	AmeriCredit Automobile Receivables Trust, Series 2013-1, Class C
105,000	1.570%, 01/08/19	105,032
	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class C
680,000	2.290%, 11/08/19	684,396
	AmeriCredit Automobile Receivables Trust, Series 2014-1, Class C
505,000	2.150%, 03/09/20	506,949
	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class C
415,000	2.180%, 06/08/20	418,001
	ARL Second LLC, Series 2014-1A, Class A2 (2)
775,000	3.970%, 06/15/44	783,520
	BA Credit Card Trust, Series 2007-A11, Class A11 (1)
100,000	0.496%, 12/15/19	99,701
	BA Credit Card Trust, Series 2014-A1, Class A (1)
170,000	0.710%, 06/15/21	169,849
	Barclays Dryrock Issuance Trust, Series 2014-1, Class A (1)
220,000	0.691%, 12/16/19	219,925
	Barclays Dryrock Issuance Trust, Series 2014-2, Class A (1)
660,000	0.671%, 03/16/20	659,551
	Barclays Dryrock Issuance Trust, Series 2014-3, Class A
151,000	2.410%, 07/15/22	153,652
	Cabela’s Credit Card Master Note Trust, Series 2014-2, Class A (1)
106,000	0.800%, 07/15/22	105,124

Principal Amount †		Value $

	Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7
320,000	5.750%, 07/15/20	343,258
	CarFinance Capital Auto Trust, Series 2015-1A, Class A (2)
249,180	1.750%, 06/15/21	247,474
	Chase Issuance Trust, Series 2013-A9, Class A (1)
200,000	0.845%, 11/16/20	200,189
	Citi Held For Asset Issuance, Series 2015-PM1, Class A (2)
308,933	1.850%, 12/15/21	309,115
	CLI Funding V LLC, Series 2013-1A (2)
161,250	2.830%, 03/18/28	155,887
	CLI Funding V LLC, Series 2013-2A (2)
190,217	3.220%, 06/18/28	185,609
	CLI Funding V LLC, Series 2014-1A, Class A (2)
375,047	3.290%, 06/18/29	368,906
	CLI Funding V LLC, Series 2014-2A, Class A (2)
389,250	3.380%, 10/18/29	380,182
	Consumer Credit Origination Loan Trust, Series 2015-1, Class A (2)
120,427	2.820%, 03/15/21	120,521
	CPS Auto Receivables Trust, Series 2014-C, Class A (2)
339,509	1.310%, 02/15/19	337,326
	Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class AF1
19,158	5.000%, 03/25/31	18,643
	Cronos Containers Program, Series 2013-1A, Class A (2)
181,250	3.080%, 04/18/28	179,333
	Discover Card Execution Note Trust, Series 2007-A1, Class A1
200,000	5.650%, 03/16/20	214,412
	DT Auto Owner Trust, Series 2014-1A, Class C (2)
413,332	2.640%, 10/15/19	413,227
	DT Auto Owner Trust, Series 2014-2A, Class C (2)
460,000	2.460%, 01/15/20	459,807
	ECAF I, Series 2015-1A, Class A1 (2)
1,330,183	3.473%, 06/15/40	1,320,207
	Element Rail Leasing II LLC, Series 2015-1A, Class A2 (2)
1,085,000	3.585%, 02/19/45	1,084,458
	Exeter Automobile Receivables Trust, Series 2014-1A, Class A (2)
39,593	1.290%, 05/15/18	39,573
	Exeter Automobile Receivables Trust, Series 2014-2A, Class A (2)
16,850	1.060%, 08/15/18	16,814
	Flagship Credit Auto Trust, Series 2013-1, Class A (2)
36,175	1.320%, 04/16/18	36,147
	Flagship Credit Auto Trust, Series 2013-2, Class A (2)
75,017	1.940%, 01/15/19	74,985
	Flagship Credit Auto Trust, Series 2014-1, Class B (2)
160,000	2.550%, 02/18/20	159,943
	Flagship Credit Auto Trust, Series 2015-2, Class A (2)
1,074,020	1.980%, 10/15/20	1,072,358
	Ford Credit Auto Owner Trust, Series 2015-1, Class A (2)
490,000	2.120%, 07/15/26	492,916
	Global SC Finance, Series 2013-1A, Class A (2)
464,000	2.980%, 04/17/28	452,628
	Global SC Finance, Series 2014-1A, Class A1 (2)
310,250	3.190%, 07/17/29	304,872
	Harley-Davidson Motorcycle Trust, Series 2014-1, Class A3
227,000	1.100%, 09/15/19	226,795
	Nissan Master Owner Trust Receivables, Series 2013-A, Class A (1)
795,000	0.631%, 02/15/18	795,008
	OnDeck Asset Securitization Trust, Series 2014-1A, Class A (2)
520,000	3.150%, 05/17/18	520,080

Principal Amount †		Value $

	OneMain Financial Issuance Trust, Series 2014-1A, Class A (2)
865,000	2.430%, 06/18/24	864,307
	OneMain Financial Issuance Trust, Series 2014-2A, Class A (2)
435,000	2.470%, 09/18/24	433,097
	OneMain Financial Issuance Trust, Series 2015-1A, Class A (2)
520,000	3.190%, 03/18/26	520,504
	OneMain Financial Issuance Trust, Series 2015-2A, Class A (2)
1,140,000	2.570%, 07/18/25	1,126,374
	Prestige Auto Receivables Trust, Series 2014-1A, Class B (2)
310,000	1.910%, 04/15/20	306,507
	Santander Drive Auto Receivables Trust, Series 2013-3, Class C
225,000	1.810%, 04/15/19	225,353
	Santander Drive Auto Receivables Trust, Series 2013-4, Class C
925,000	3.250%, 01/15/20	937,664
	Santander Drive Auto Receivables Trust, Series 2013-5, Class C
825,000	2.250%, 06/17/19	829,599
	Santander Drive Auto Receivables Trust, Series 2014-1, Class C
815,000	2.360%, 04/15/20	818,736
	Santander Drive Auto Receivables Trust, Series 2014-2, Class C
505,000	2.330%, 11/15/19	508,156
	SpringCastle America Funding LLC, Series 2014-AA, Class A (2)
210,536	2.700%, 05/25/23	210,524
	SpringCastle America Funding LLC, Series 2014-AA, Class B (2)
1,010,000	4.610%, 10/25/27	1,011,656
	Springleaf Funding Trust, Series 2015-AA, Class A (2)
850,000	3.160%, 11/15/24	843,829
	Store Master Funding I LLC, Series 2015-1A, Class A1 (2)
632,619	3.750%, 04/20/45	621,339
	Synchrony Credit Card Master Note Trust, Series 2012-2, Class A
200,000	2.220%, 01/15/22	203,135
	Synchrony Credit Card Master Note Trust, Series 2012-3, Class A (1)
100,000	0.875%, 03/15/20	99,864
	Synchrony Credit Card Master Note Trust, Series 2014-1, Class A
1,020,000	1.610%, 11/15/20	1,023,894
	TAL Advantage V LLC, Series 2013-2A, Class A (2)
587,500	3.550%, 11/20/38	587,358
	TAL Advantage V LLC, Series 2014-1A, Class A (2)
589,275	3.510%, 02/22/39	590,423
	TAL Advantage V LLC, Series 2014-2A, Class A2 (2)
442,018	3.330%, 05/20/39	438,357
	Textainer Marine Containers III, Series 2013-1A, Class A (2)
647,833	3.900%, 09/20/38	655,040
	Textainer Marine Containers III, Series 2014-1A, Class A (2)
288,750	3.270%, 10/20/39	286,300
	Trinity Rail Leasing LLC, Series 2013-1A, Class A (2)
277,221	3.898%, 07/15/43	280,630
	United Auto Credit Securitization Trust, Series 2015-1, Class C (2)
270,000	2.250%, 06/17/19	268,613
	Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A3
225,000	0.910%, 10/22/18	223,985
	Westlake Automobile Receivables Trust, Series 2014-1A, Class B (2)
213,992	1.240%, 11/15/19	213,888

Principal Amount †		Value $

	Westlake Automobile Receivables Trust, Series 2014-1A, Class C (2)
440,000	1.700%, 11/15/19	438,820
	World Financial Network Credit Card Master Trust, Series 2014-A, Class A (1)
805,000	0.806%, 12/15/19	805,053
	World Financial Network Credit Card Master Trust, Series 2015-A, Class A (1)
635,000	0.906%, 02/15/22	633,427
	World Omni Auto Receivables Trust, Series 2014-A, Class A3
162,627	0.940%, 04/15/19	162,540
	TOTAL ASSET-BACKED SECURITIES (Cost $30,738,336)	30,605,345

	U.S. TREASURY OBLIGATIONS (3) — 7.7%
	United States Treasury Bond
1,781,000	2.875%, 08/15/45	1,820,306
	United States Treasury Inflation Indexed Bond
2,868,426	0.750%, 02/15/45	2,585,112
	United States Treasury Notes
5,510,000	2.250%, 11/15/25	5,667,553
950,000	1.750%, 12/31/20	968,778
1,070,000	1.625%, 11/30/20	1,085,590
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,882,151)	12,127,339

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 6.1%
	Federal Home Loan Mortgage Corporation — 0.9%
	FHLMC
965,274	3.000%, 10/15/42	1,005,368
	FHLMC Gold
126,922	4.500%, 10/01/24	132,007
191,503	3.000%, 01/01/43	196,419
	FHLMC IO
633,501	3.000%, 01/15/33	93,010
	FHLMC IO REMIC
3	1147.246%, 01/15/22 (1)	62
		1,426,866
	Federal National Mortgage Corporation — 3.1%
	FNMA
926	6.000%, 12/01/28	1,059
17,316	6.000%, 10/01/29	19,692
73,672	5.000%, 10/01/29	81,338
417,802	4.000%, 07/25/25	455,462
1,036,853	3.500%, 08/25/43	1,108,608
226,216	3.216%, 06/01/42 (1)	237,139
407,111	3.000%, 04/01/43	416,407
118,101	3.000%, 05/01/43	120,935
405,444	3.000%, 06/01/43	415,164
143,313	3.000%, 07/01/43	146,573
707,648	3.000%, 08/01/43	724,107
430,103	2.500%, 10/25/41	380,966
282,311	0.444%, 05/25/18 (1)	280,481
	FNMA IO
196,231	5.000%, 07/25/18	8,136
8,546,961	0.510%, 09/25/22 (1)	216,830
7,926,964	0.429%, 06/25/24 (1)	224,777
	FNMA IO REMIC
82,577	5.500%, 01/25/19	2,980
76,829	5.500%, 12/25/26	2,653
		4,843,307
	Government National Mortgage Corporation — 2.1%
	GNMA
13,539	7.000%, 09/15/23	15,363
1,416,521	5.698%, 02/20/44 (1)	240,251
79,848	5.500%, 02/20/34	89,428
83,546	5.000%, 12/20/43	92,576
441,138	2.588%, 04/16/54 (1)	456,600
2,677,776	1.344%, 08/16/55 (1)	228,215
2,641,360	1.211%, 02/16/48 (1)	170,326
4,918,868	0.972%, 10/16/44 (1)	215,891
10,925,670	0.857%, 08/16/54 (1)	585,765
2,559,920	0.840%, 07/16/54 (1)	162,434
3,519,825	0.685%, 06/16/52 (1)	170,895
2,054,224	0.669%, 05/16/54 (1)	102,842
	GNMA IO (1)
429,553	1.078%, 06/16/54	24,393
2,535,715	0.846%, 12/16/51	159,023
2,334,469	0.756%, 01/16/54	137,597
4,131,076	0.688%, 01/16/53	211,838
1,907,475	0.656%, 08/16/52	76,568

Principal Amount †			Value $

3,769,218		0.592%, 12/16/53	182,268
			3,322,273
		TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $9,726,840)	9,592,446

		COLLATERALIZED MORTGAGE OBLIGATIONS — 4.2%
		Credit Suisse First Boston Mortgage Securities, Series 2004-AR3, Class 3A1 (1)
17,500		2.202%, 04/25/34	17,492
		E-MAC Program, Series 2007-NL3A, Class A1 (1) (2)
682,216		0.694%, 07/25/47	668,688
		Eurosail, Series 2006-3X, Class A3A (1) (4)
EUR	42,265	0.054%, 09/10/44	44,734
		FHLMC Multifamily Structured Pass-Through Certificates, Series K038 (1)
4,769,691		1.195%, 03/25/24	361,240
		FHLMC Multifamily Structured Pass-Through Certificates, Series KGRP, Class A (1)
426,236		0.802%, 04/25/20	425,144
		FHLMC Structured Pass-Through Securities, Series 1999-15 (1)
8,317		0.822%, 11/25/28	8,301
		FREMF 2015-K50 Mortgage Trust, Series K50, Class B (1) (2)
850,000		3.779%, 08/25/25	733,947
		FREMF Mortgage Trust, Series K38, Class B (1) (2)
300,000		4.223%, 06/25/47	309,415
		FREMF Mortgage Trust, Series K702, Class B (1) (2)
90,000		4.766%, 04/25/44	94,329
		FREMF Mortgage Trust, Series K706, Class B (1) (2)
495,000		4.027%, 11/25/44	513,470
		FREMF Mortgage Trust, Series K711, Class B (1) (2)
350,000		3.562%, 08/25/45	359,747
		FREMF Mortgage Trust, Series K712, Class B (1) (2)
415,000		3.371%, 05/25/45	424,142
		FREMF Mortgage Trust, Series KF01, Class B (1) (2)
1,470,000		3.022%, 10/25/44	1,478,052
		FREMF Mortgage Trust, Series KF02, Class B (1) (2)
261,003		3.422%, 12/25/45	268,463
		Impac Secured Assets Trust, Series 2006-1, Class 2A2 (1)
130,841		0.832%, 05/25/36	119,934
		Impac Secured Assets Trust, Series 2006-2, Class 2M1 (1)
130,000		0.922%, 08/25/36	119,356
		Mansard Mortgages, Series 2006-1X, Class A2 (1) (4)
GBP	6,635	0.779%, 10/15/48	8,621
		Marble Arch Residential Securitisation No. 4, Series 2006-4X, Class A3C (1) (4)
GBP	28,056	0.765%, 03/20/40	39,313
		Preferred Residential Securities, Series 2004-8X, Class A1A2 (1) (4)
GBP	60,306	0.823%, 12/15/42	83,542
		Residential Mortgage Securities, Series 2006-22X, Class A3A (1) (4)
GBP	66,700	0.933%, 11/14/39	87,690
		RMAC, Series 2003-NS3X, Class A3 (1) (4)
GBP	104,254	1.485%, 12/12/35	141,093
		Thornburg Mortgage Securities Trust, Series 2005-1, Class A3 (1)
243,767		2.269%, 04/25/45	241,434
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,550,735)	6,548,147

Principal Amount †			Value $

		COMMERCIAL MORTGAGE-BACKED OBLIGATIONS — 2.7%
		BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A (1) (2)
360,000		1.131%, 06/15/28	358,609
		Citigroup Commercial Mortgage Trust, Series 2014-388G, Class C (1) (2)
290,000		1.730%, 06/15/33	281,780
		Commercial Mortgage Trust, Series 2014-TWC, Class A (1) (2)
355,000		1.167%, 02/13/32	349,026
		Credit Suisse Mortgage Trust, Series 2014-ICE, Class B (1) (2)
210,000		1.597%, 04/15/27	208,147
		Credit Suisse Mortgage Trust, Series 2014-ICE, Class C (1) (2)
155,000		1.880%, 04/15/27	153,649
		GP Portfolio Trust, Series 2014-GPP, Class A (1) (2)
531,493		1.280%, 02/15/27	520,894
		Hilton USA Trust, Series 2013-HLF, Class AFL (1) (2)
276,548		1.269%, 11/05/30	276,341
		JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FBLU, Class A (1) (2)
675,000		1.280%, 12/15/28	674,927
		LSTAR Commercial Mortgage Trust, Series 2014-2, Class B (1) (2)
205,000		4.205%, 01/20/41 206,547
		Motel 6 Trust, Series 2015-MTL6, Class B (2)
715,000		3.298%, 02/05/30	714,499
		SCG Trust, Series 2013-SRP1, Class A (1) (2)
220,000		1.730%, 11/15/26	220,443
		WaMu Commercial Mortgage Securities Trust, Series 2007-SL3, Class A1A (1) (2)
222,244		5.449%, 03/23/45	224,897
		TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (Cost $4,222,628)	4,189,759

		SOVEREIGN GOVERNMENTS — 1.3%
		Brazil Notas do Tesouro Nacional Serie F
BRL	1,830,000	10.000%, 01/01/17	441,720
		Brazilian Government International Bond
235,000		5.000%, 01/27/45	162,737
		Costa Rica Government International Bond (2)
259,000		7.158%, 03/12/45	218,531
		Mexican Bonos
MXN	17,315,000	8.000%, 06/11/20	1,060,021
		Province of Manitoba Canada
185,000		9.625%, 12/01/18	224,508
		TOTAL SOVEREIGN GOVERNMENTS (Cost $2,833,776)	2,107,517

		MUNICIPAL BONDS — 1.0%
		Florida — 0.8%
		Hurricane Catastrophe Fund Finance RB, Series A
1,130,000		2.995%, 07/01/20	1,168,906

		Ohio — 0.0%
		American Municipal Power RB, Series B
40,000		8.084%, 02/15/50	59,866

		Pennsylvania — 0.2%
		Philadelphia Authority for Industrial Development RB
350,000		3.964%, 04/15/26	359,453
		TOTAL MUNICIPAL BONDS (Cost $1,542,050)	1,588,225

Notional Amount		Value $

	EXCHANGE TRADED PURCHASED OPTION (5) — 0.0%
325	90-Day Euro Dollar Future Put Option, Expires: 06/13/16, Strike Price: $98.50 (Cost $38,896)	2,031
	TOTAL INVESTMENTS — 94.0% (Cost $153,220,008)*	147,856,363
	OTHER ASSETS LESS LIABILITIES — 6.0%	9,438,431
	NET ASSETS — 100%	$157,294,794

†                 In U.S. Dollars unless otherwise indicated.

(1)         Variable Rate Security — Rate disclosed is as of January 31, 2016.

(2)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2016, the value of these securities amounted to $43,209,415, representing 27.5% of the net assets of the Fund.

(3)         Security, or a portion of this security, has been pledged as collateral on open derivative positions and mortgage dollar rolls.

(4)         Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2016, the value of these securities amounted to $404,993, representing 0.3% of the net assets of the Fund.

(5)         Denotes non-income producing security.

* At January 31, 2016, the tax basis cost of the Fund’s investments was $153,220,008, and the unrealized appreciation and depreciation were $1,251,870 and $(6,615,515), respectively.

The open futures contracts held by the Fund at January 31, 2016, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
90-Day Euro$	359	Dec-2016	$309,643
90-Day Euro$	(359)	Dec-2017	(461,050)
U.S. 10-Year Treasury Note	5	Mar-2016	6,458
U.S. 2-Year Treasury Note	8	Mar-2016	8,487
U.S. 5-Year Treasury Note	88	Mar-2016	188,237
U.S. Long Treasury Bond	20	Mar-2016	91,965
U.S. Ultra Long Treasury Bond	(10)	Mar-2016	(77,830)
			$65,910

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2016, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Citigroup Global Markets	4/15/16	BRL	915,000	USD	220,854	$(2,663)
Goldman Sachs	4/15/16	MXN	21,600,000	USD	1,198,325	13,693
HSBC	2/17/16	GBP	746,219	USD	1,086,499	23,189
JPMorgan Securities	2/17/16	EUR	235,424	USD	256,658	1,527
JPMorgan Securities	2/17/16	USD	40,878	EUR	37,503	(236)
JPMorgan Securities	2/17/16	USD	309,425	GBP	214,650	(3,564)
						$31,946

A list of the open centrally cleared swap agreements held by the Fund at January 31, 2016 is as follows: Credit Default Swaps — Buy Protection

						Premiums	Unrealized
					Notional	Paid	Appreciation
Reference Entity	Fixed Rate	Counterparty	Maturity	Currency	Amount	(Received)	(Depreciation)
Cdx-Na.Hy S25V1-5 Year	5.00%	Credit Suisse	12/20/20	USD	4,000,000	$39,435	$(34,495)
Cdx-Na.Ig S25V1-5 Year	1.00%	Morgan Stanley	12/20/20	USD	6,845,000	1,785	1,314
						$41,220	$(33,181)

BRL — Brazilian Real

Cdx.Na.Hy — Credit Derivatives Index - High Yield

Cdx.Na.Ig — Credit Derivatives Index - Investment Grade

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

IO — Interest Only

LLC — Limited Liability Corporation

MTN — Medium Term Note

MXN — Mexican Peso

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

REIT — Real Estate Investment Trust

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Global Multi-Asset Income Fund

Schedule of Investments January

31, 2016 (unaudited)

Principal Amount †			Value $
		CORPORATE OBLIGATIONS — 37.4%
		Canada — 0.3%
		Valeant Pharmaceuticals International (1)
	75,000	6.125%, 04/15/25	67,594

		Colombia — 0.1%
		Empresas Publicas de Medellin ESP
COP	42,000,000	7.625%, 09/10/24 (1)	10,972
COP	56,000,000	7.625%, 09/10/24 (2)	14,630
			25,602
		Costa Rica — 0.6%
		Instituto Costarricense de Electricidad (2)
	200,000	6.375%, 05/15/43	145,000

		Denmark — 0.2%
		DONG Energy MTN (3)
EUR	50,000	4.875%, 07/08/3013	54,773

		France — 2.1%
		BPCE MTN (1)
	200,000	5.700%, 10/22/23	208,812
		Electricite de France MTN (2) (3)
GBP	100,000	6.000%, 12/29/49	127,230
		La Mondiale SAM (2) (3)
	200,000	7.625%, 04/29/49	211,841
			547,883
		Germany — 0.7%
		EnBW Energie Baden- Wuerttemberg MTN (3)
EUR	50,000	3.625%, 04/02/76	48,731
		RWE (2) (3)
GBP	100,000	7.000%, 03/29/49	134,974
			183,705
		Indonesia — 0.6%
		Pertamina Persero MTN (2)
	200,000	5.625%, 05/20/43	156,837

		Ireland — 0.4%
		Bank of Ireland MTN
EUR	100,000	1.250%, 04/09/20	109,214

		Italy — 1.6%
		Enel (2) (3)
GBP	100,000	7.750%, 09/10/75	149,232
		Telecom Italia MTN
GBP	50,000	6.375%, 06/24/19	77,063
		Wind Acquisition Finance (1)
	200,000	7.375%, 04/23/21	191,124
			417,419
		Luxembourg — 0.9%
		Altice (1)
	200,000	7.750%, 05/15/22	187,500
		ArcelorMittal
	55,000	6.125%, 06/01/25	40,150
			227,650
		Mexico — 0.5%
		Petroleos Mexicanos (1)
MXN	430,000	7.650%, 11/24/21	23,352
	100,000	6.625%, 06/15/35	89,021
	25,000	5.500%, 06/27/44	18,970
			131,343
		Netherlands — 1.1%
		Koninklijke KPN (1) (3)
	200,000	7.000%, 03/28/73	204,500
		Koninklijke KPN MTN
GBP	50,000	5.750%, 09/17/29	82,113
			286,613
		United Kingdom — 3.0%
		Barclays Bank MTN
GBP	30,000	5.750%, 09/14/26	47,443
		Ensco
	50,000	5.750%, 10/01/44	28,570
		ITV
EUR	100,000	2.125%, 09/21/22	110,907
		Old Mutual MTN (2)
GBP	100,000	8.000%, 06/03/21	145,372
		RL Finance Bonds No. 2 (2) (3)
GBP	100,000	6.125%, 11/30/43	145,906
		Sky MTN
GBP	50,000	6.000%, 05/21/27	85,420
		Tesco MTN
EUR	100,000	5.125%, 04/10/47	94,860
		Yorkshire Building Society MTN
EUR	100,000	1.250%, 03/17/22	106,979
			765,457
		United States — 25.3%
		Acadia Healthcare
	60,000	5.625%, 02/15/23	56,850
		Actavis Funding SCS
	100,000	4.750%, 03/15/45	100,387
		Ahern Rentals (1)
	160,000	7.375%, 05/15/23	117,600

Principal Amount †		Value $
	Alliance One International
23,000	9.875%, 07/15/21	18,314
	Anheuser-Busch InBev Finance
10,000	4.900%, 02/01/46	10,380
	Apple
100,000	3.850%, 05/04/43	89,989
	Argos Merger Sub (1)
20,000	7.125%, 03/15/23	20,200
	AT&T
100,000	4.350%, 06/15/45	83,512
	Bank of America (3)
150,000	5.200%, 12/29/49	140,437
	BlueLine Rental Finance (1)
56,000	7.000%, 02/01/19	44,240
	Boyd Gaming
80,000	6.875%, 05/15/23	81,600
	BreitBurn Energy Partners
70,000	7.875%, 04/15/22	11,725
	Building Materials Corp. of America (1)
32,000	6.000%, 10/15/25	32,800
	BWAY Holding (1)
110,000	9.125%, 08/15/21	91,300
	CCO Holdings LLC (1)
75,000	5.125%, 05/01/23	75,187
	CCO Safari II LLC (1)
25,000	6.484%, 10/23/45	25,234
	Chesapeake Energy
100,000	5.375%, 06/15/21	26,500
	Cisco Systems
200,000	5.500%, 01/15/40	235,384
	Cleveland Clinic Foundation
250,000	4.858%, 01/01/2114	257,690
	CommScope Technologies Finance LLC (1)
100,000	6.000%, 06/15/25	97,500
	Crestwood Midstream Partners (1)
40,000	6.250%, 04/01/23	24,500
	DaVita HealthCare Partners
100,000	5.125%, 07/15/24	100,750
	Devon Energy
50,000	5.000%, 06/15/45	33,198
	DISH DBS
100,000	5.875%, 11/15/24	89,375
	Dollar Tree (1)
30,000	5.750%, 03/01/23	31,762
	Dynegy
30,000	7.625%, 11/01/24	26,550
	Eastman Chemical
100,000	4.650%, 10/15/44	82,947
	Endeavor Energy Resources (1)
25,000	8.125%, 09/15/23	21,937
20,000	7.000%, 08/15/21	17,100
	Energy Transfer Equity
100,000	5.875%, 01/15/24	78,500
	Energy Transfer Partners
100,000	5.150%, 02/01/43	69,306
	EV Energy Partners
100,000	8.000%, 04/15/19	33,500
	Express Scripts Holding
100,000	6.125%, 11/15/41	109,789
	Ferrellgas
100,000	6.750%, 01/15/22	79,250
	First Data (1)
40,000	7.000%, 12/01/23	40,400
50,000	5.375%, 08/15/23	51,125
	GCI
50,000	6.875%, 04/15/25	49,250
	General Electric Capital, Series A MTN
20,000	6.750%, 03/15/32	26,276
	Gilead Sciences
100,000	4.500%, 02/01/45	98,730
	Goldman Sachs Group
100,000	6.750%, 10/01/37	115,793
	Halcon Resources (1)
19,000	12.000%, 02/15/22	11,210
	Halliburton
10,000	5.000%, 11/15/45	8,936
	HCA
153,000	5.250%, 04/15/25	157,207
	HealthSouth
50,000	5.125%, 03/15/23	48,750
	Infor US (1)
50,000	6.500%, 05/15/22	43,750
	JC Penney
75,000	6.375%, 10/15/36	48,188
	Jones Energy Holdings LLC
75,000	6.750%, 04/01/22	31,125
	JPMorgan Chase (3)
85,000	6.750%, 08/29/49	92,119
114,000	5.300%, 12/29/49	113,601
	Kinder Morgan
100,000	5.550%, 06/01/45	78,515
	Linn Energy LLC
100,000	6.500%, 09/15/21	11,752
	McDonald’s MTN
20,000	4.875%, 12/09/45	20,284
	Men’s Wearhouse
100,000	7.000%, 07/01/22	72,000

Principal Amount †			Value $
		Meritor
150,000		6.250%, 02/15/24	118,219
		MetLife
100,000		6.400%, 12/15/36	105,250
		MGM Resorts International
100,000		6.000%, 03/15/23	99,938
		Midstates Petroleum
75,000		9.250%, 06/01/21	3,750
		Milacron LLC (1)
50,000		7.750%, 02/15/21	44,500
		MPG Holdco I
100,000		7.375%, 10/15/22	96,813
		Mustang Merger (1)
12,000		8.500%, 08/15/21	12,180
		Navient LLC MTN
75,000		6.125%, 03/25/24	61,875
		NCI Building Systems (1)
75,000		8.250%, 01/15/23	78,375
		NES Rentals Holdings (1)
50,000		7.875%, 05/01/18	38,750
		Novelis
47,000		8.375%, 12/15/17	45,355
		Oasis Petroleum
100,000		6.875%, 03/15/22	58,500
		Oracle
100,000		4.125%, 05/15/45	91,719
		Pfizer
100,000		4.400%, 05/15/44	103,888
		Pinnacle Entertainment
150,000		7.500%, 04/15/21	156,750
		Post Holdings
100,000		7.375%, 02/15/22	105,750
		Prologis International Funding II MTN
EUR	125,000	1.876%, 04/17/25	128,056
		Qualitytech
150,000		5.875%, 08/01/22	152,813
		Sabine Pass Liquefaction LLC
100,000		5.750%, 05/15/24	88,250
		Select Medical
50,000		6.375%, 06/01/21	43,188
		Sensata Technologies BV (1)
20,000		5.000%, 10/01/25	19,300
		Sirius XM Radio (1)
100,000		6.000%, 07/15/24	105,000
55,000		5.375%, 04/15/25	55,413
		Sprint
100,000		7.250%, 09/15/21	72,500
		Suburban Propane Partners
100,000		5.500%, 06/01/24	84,250

Principal Amount † /Shares
		SUPERVALU
100,000		7.750%, 11/15/22	85,500
		Targa Resources Partners (1)
50,000		6.750%, 03/15/24	41,375
		T-Mobile USA
75,000		6.375%, 03/01/25	75,469
		Tyco International Finance
4,000		5.125%, 09/14/45	4,059
		United Rentals North America
100,000		5.750%, 11/15/24	92,750
		Valeant Pharmaceuticals International (1)
50,000		5.500%, 03/01/23	44,375
		Vander Intermediate Holding II (1)
50,000		9.750%, 02/01/19	24,375
		Verizon Communications
14,000		6.550%, 09/15/43	16,401
130,000		4.672%, 03/15/55	109,749
		Viking Cruises (1)
117,000		8.500%, 10/15/22	109,103
		Wal-Mart Stores
GBP	50,000	5.625%, 03/27/34	92,041
		WaveDivision Escrow LLC (1)
150,000		8.125%, 09/01/20	144,000
		West (1)
100,000		5.375%, 07/15/22	84,625
		ZF North America Capital (1)
150,000		4.750%, 04/29/25	141,188
			6,569,696
		TOTAL CORPORATE OBLIGATIONS (Cost $11,327,483)	9,688,786

		COMMON STOCK — 30.8%

		Australia (4) — 0.8%
14,664		AusNet Services
		Class Miscellaneous	15,357
511		Caltex Australia	13,665
863		CS	64,284
481		Flight Centre	13,442
26,255		Telstra	105,790
			212,538
		Brazil — 0.0%
1,317		Tractebel Energia	11,142

		Canada — 1.4%
141		Agrium	12,312

Shares		Value $
221	Bank of Montreal	11,866
1,793	BCE	72,224
1,445	Canadian Imperial Bank of Commerce	94,112
1,054	Cenovus Energy	12,986
163	George Weston	12,567
460	Power Financial	10,616
234	Royal Bank of Canada	12,119
3,209	TransCanada	111,441
		350,243
	China (4) — 1.8%
247,000	Agricultural Bank of China Class H	88,169
269,000	Bank of China Class H	105,333
20,000	China Citic Bank Class H	11,712
205,000	China Construction Bank Class H	125,151
214,000	Industrial & Commercial Bank of China Class H	111,374
41,800	Yangzijiang Shipbuilding Holdings	27,541
		469,280
	Denmark (4) — 0.1%
326	Novo Nordisk Class B	18,213

	Finland (4) — 0.2%
334	Elisa	12,097
450	Neste Oil	14,098
277	Sampo Class A	13,414
699	UPM-Kymmene	11,391
		51,000
	France (4) — 0.7%
599	AXA	14,803
131	Cie Generale des Etablissements Michelin	11,952
1,861	Eutelsat Communications	60,146
846	Groupe Danone	58,268
73	L’Oreal	12,477
374	SCOR	13,037
		170,683
	Germany (4) — 1.5%
912	Allianz	147,594
1,152	BASF	76,784
680	Bayer	76,531
400	Evonik Industries	12,349
143	Hannover Rueck	15,050
134	Henkel & KGaA	12,356
133	Merck KGaA	11,581
64	Muenchener Rueckversicherungs	12,331
148	Siemens	14,186
		378,762
	Hong Kong (4) — 0.4%
37,000	China Everbright Bank Class H	17,430
6,000	China Resources Power Holdings	10,206
80,000	Huaneng Power International Class H	65,820
		93,456
	Ireland — 0.0%
217	Eaton	10,961

	Italy (4) — 0.2%
3,374	Assicurazioni Generali	50,660
2,510	Snam Rete Gas	14,083
		64,743
	Japan (4) — 0.9%
1,000	Astellas Pharma	13,847
300	FamilyMart	14,039
300	Fuji Heavy Industries	12,277
300	Hoya	11,581
1,000	ITOCHU	11,753
300	Japan Airlines	11,260
300	Japan Tobacco	11,749
900	Kirin Holdings	12,781
800	Komatsu	11,961
300	Miraca Holdings	12,381
700	Nippon Steel	12,547
300	Otsuka Holdings	10,092
1,000	Sumitomo Rubber Industries	12,692
1,400	Toyota Motor	84,321
		243,281
	Malaysia (4) — 0.0%
10,700	DiGi.com	12,595

	Netherlands — 0.8%
3,934	Koninklijke Ahold (4)	88,985
314	Koninklijke Boskalis Westminster (4)	12,370
1,418	LyondellBasell Industries Class A	110,561
		211,916
	Norway (4) — 0.4%
5,594	Telenor	91,251
296	Yara International	11,221
		102,472

Shares		Value $
	Poland (4) — 0.1%
1,008	Eurocash	13,646
801	Polski Koncern Naftowy Orlen	12,284
		25,930
	Portugal (4) — 0.1%
9,547	EDP - Energias de Portugal	33,339

	Singapore (4) — 0.2%
1,100	DBS Group Holdings	10,935
2,100	Oversea-Chinese Banking	11,752
4,800	Singapore Telecommunications	11,902
1,000	United Overseas Bank	12,713
		47,302
	South Africa (4) — 0.9%
4,161	FirstRand	11,804
1,486	Liberty Holdings	10,472
1,169	Pioneer Foods Group	9,756
3,287	RMB Holdings	11,741
2,503	Sasol	65,845
1,331	Shoprite Holdings	12,290
1,983	Spar Group	22,931
8,466	Vodacom Group	77,675
		222,514
	South Korea (4) — 0.0%
137	KT&G	11,865

	Spain (4) — 0.2%
440	Enagas	12,798
629	Gas Natural SDG	12,356
351	Industria de Diseno Textil	11,551
171	Red Electrica	13,845
		50,550
	Sweden (4) — 0.6%
512	Atlas Copco Class A	10,960
1,317	ICA Gruppen	46,579
19,751	TeliaSonera	93,284
		150,823
	Switzerland (4) — 2.2%
621	Actelion	81,835
505	Baloise Holding	61,905
2	Chocoladefabriken Lindt & Spruengli	11,719
568	Coca-Cola HBC	11,631
2,858	Nestle	210,556
510	Sonova Holding	61,260
189	Swatch Group	12,543
195	Swisscom	96,998
658	UBS Group	10,874
		559,321
	Taiwan (4) — 1.7%
3,000	Casetek Holdings	15,566
48,000	Hon Hai Precision Industry	112,925
19,000	Mega Financial Holding	12,114
54,000	Siliconware Precision Industries	83,625
4,000	Taiwan Mobile	12,035
42,000	Taiwan Semiconductor Manufacturing	180,849
8,000	Uni-President Enterprises	13,378
5,000	Zhen Ding Technology Holding	10,629
		441,121
	Thailand (4) — 0.3%
14,500	Advanced Info Service NVDR	69,025

	Turkey (4) — 0.1%
2,575	TAV Havalimanlari Holding	15,281

	United Kingdom (4) — 3.1%
4,404	Barratt Developments	37,777
703	Burberry Group	12,047
786	Compass Group	13,527
3,085	Diageo	83,053
3,270	easyJet	72,486
27,119	HSBC Holdings	191,259
9,700	National Grid	136,661
918	Reckitt Benckiser Group	81,648
196	Shire	10,994
5,004	Sky	77,426
27,147	Taylor Wimpey	74,854
2,268	William Hill	12,626
589	WPP	12,809
		817,167
	United States — 12.1%
85	3M	12,835
209	Alliant Energy	13,656
372	Ameren	16,710
253	American Electric Power	15,426
526	Amgen	80,336
628	Anthem	81,948
761	Apple	74,076
124	Brown-Forman Class B	12,132
1,666	Campbell Soup	93,979
2,391	Chevron	206,750
149	Church & Dwight	12,516
3,001	Cisco Systems	71,394
351	CMS Energy	13,647
217	Comcast Class A	12,089
1,095	Consolidated Edison	75,982

Shares		Value $
1,136	Cummins	102,115
869	CVS Caremark	83,937
195	Dominion Resources	14,073
397	Dr. Pepper Snapple Group	37,254
191	DTE Energy	16,237
397	Eaton Vance	11,378
209	Edison International	12,916
2,493	Emerson Electric	114,628
143	Estee Lauder Class A	12,191
2,823	ExxonMobil	219,770
2,886	GameStop Class A	75,642
156	Genuine Parts	13,443
838	Gilead Sciences	69,554
159	Hormel Foods	12,785
6,002	Intel	186,182
103	JM Smucker	13,217
197	JPMorgan Chase	11,722
276	Kohl’s	13,731
287	Linear Technology	12,263
127	MasterCard Class A	11,307
147	McCormick	12,932
108	McDonald’s	13,368
4,006	Merck	202,984
442	Mosaic	10,652
2,605	National Oilwell Varco	84,766
194	Nike Class B	12,030
355	Oceaneering International	12,017
499	OGE Energy	13,089
199	Omnicom Group	14,597
327	Oracle	11,873
235	Paccar	11,531
205	Packaging Corp. of America	10,420
162	Phillips 66	12,984
200	Pinnacle West Capital	13,262
133	Polaris Industries	9,821
3,133	PPL	109,843
410	Public Service Enterprise Group	16,933
264	QUALCOMM	11,970
714	Quest Diagnostics	46,888
287	Republic Services Class A	12,542
232	ResMed	13,155
123	Rockwell Automation	11,755
1,255	Schlumberger	90,699
2,650	Southern	129,638
1,392	St. Jude Medical	73,581
211	Starbucks	12,823
469	Target	33,965
219	Texas Instruments	11,592
335	Thomson Reuters	12,530
177	TJX	12,610

Shares/
Principal Amount †
728		UnitedHealth Group	83,836
264		Valero Energy	17,918
1,406		Wal-Mart Stores	93,302
236		Waste Management	12,496
228		Wells Fargo	11,452
441		Xcel Energy	16,855
424		Yum! Brands	30,685
			3,151,215
		TOTAL COMMON STOCK (Cost $8,552,713)	7,996,738

		FOREIGN GOVERNMENT BONDS — 12.1%
		Brazil — 0.9%
		Banco Nacional de Desenvolvimento Economico e Social (2)
200,000		5.750%, 09/26/23	171,300
		Brazil Notas do Tesouro Nacional Serie F
BRL	20,000	10.000%, 01/01/19	4,420
BRL	85,000	10.000%, 01/01/21	17,436
BRL	155,000	10.000%, 01/01/23	29,911
BRL	80,000	10.000%, 01/01/25	14,682
			237,749
		Canada — 0.2%
		Canadian Government Bond
CAD	38,000	5.750%, 06/01/29	40,466
CAD	9,000	2.750%, 12/01/48	7,489
			47,955
		Colombia — 0.1%
		Colombia Government
		International Bond
COP	30,000,000	7.750%, 04/14/21	9,226
COP	11,000,000	4.375%, 03/21/23	2,755
		Empresa de Telecomunicaciones de Bogota (2)
COP	68,000,000	7.000%, 01/17/23	17,055
			29,036
		Dominican Republic — 0.4%
		Dominican Republic International Bond (2)
110,000		7.450%, 04/30/44	106,700

Principal Amount †			Value $
		El Salvador — 0.5%
		El Salvador Government International Bond
100,000		7.375%, 12/01/19 (2)	97,125
20,000		5.875%, 01/30/25	16,000
			113,125
		France — 0.5%
		France Government Bond OAT
EUR	14,339	4.000%, 04/25/55	25,154
EUR	85,895	2.500%, 05/25/30	109,980
			135,134
		Germany — 0.7%
		Bundesrepublik Deutschland
EUR	19,126	4.750%, 07/04/34	34,567
EUR	23,930	3.250%, 07/04/42	39,432
		Deutsche Bahn Finance BV MTN
EUR	100,000	1.625%, 11/06/30	111,337
			185,336
		Guernsey — 0.4%
		Credit Suisse Group Funding Guernsey MTN
EUR	100,000	1.250%, 04/14/22	106,257

		Hungary — 0.2%
		Hungary Government Bond
HUF	4,910,000	5.500%, 06/24/25	20,415
HUF	5,490,000	3.500%, 06/24/20	20,249
HUF	4,240,000	2.500%, 06/22/18	15,037
			55,701
		Indonesia — 0.3%
		Indonesia Treasury Bond
IDR	183,000,000	8.375%, 03/15/24	13,356
IDR	187,000,000	7.000%, 05/15/22	12,558
IDR	345,000,000	6.625%, 05/15/33	20,132
IDR	665,000,000	6.125%, 05/15/28	38,935
			84,981
		Italy — 1.2%
		Italy Buoni Poliennali Del Tesoro (1)
EUR	124,000	5.500%, 09/01/22	174,302
EUR	43,000	5.000%, 08/01/34	66,754
EUR	14,000	4.750%, 09/01/44	21,921
EUR	38,000	2.500%, 12/01/24	45,397
			308,374
		Malaysia — 0.4%
		Malaysia Government Bond
MYR	100,000	4.240%, 02/07/18	24,618
MYR	60,000	4.181%, 07/15/24	14,686
MYR	40,000	3.892%, 03/15/27	9,409
MYR	85,000	3.844%, 04/15/33	19,128
MYR	40,000	3.654%, 10/31/19	9,725
MYR	5,000	3.492%, 03/31/20	1,208
MYR	65,000	3.418%, 08/15/22	15,417
			94,191
		Mexico — 0.3%
		Mexican Bonos
MXN	125,000	8.000%, 12/07/23	7,812
MXN	1,060,000	7.500%, 06/03/27	64,298
			72,110
		Peru — 0.2%
		Peru Government Bond
PEN	50,000	6.950%, 08/12/31	13,151
PEN	20,000	5.200%, 09/12/23	5,097
		Peruvian Government International Bond
40,000		5.625%, 11/18/50	41,400
			59,648
		Poland — 0.4%
		Poland Government Bond
PLN	85,000	5.250%, 10/25/20	23,684
PLN	110,000	4.000%, 10/25/23	29,157
PLN	75,000	3.750%, 04/25/18	19,293
PLN	95,000	3.250%, 07/25/19	24,361
			96,495
		Romania — 0.1%
		Romania Government Bond
RON	50,000	5.850%, 04/26/23	13,938
RON	50,000	5.750%, 04/29/20	13,648
			27,586
		Russia — 0.2%
		Russian Federal Bond - OFZ
RUB	2,570,000	7.400%, 04/19/17	33,214
RUB	1,535,000	6.200%, 01/31/18	19,004
			52,218
		South Africa — 0.6%
		South Africa Government Bond
ZAR	1,255,000	6.500%, 02/28/41	54,848
ZAR	155,000	6.250%, 03/31/36	6,810
		South Africa Government International Bond
100,000		4.665%, 01/17/24	97,618
			159,276
		Thailand — 0.3%
		Thailand Government Bond
THB	2,100,000	3.625%, 06/16/23	64,562
THB	540,000	3.580%, 12/17/27	16,707
THB	165,000	2.800%, 10/10/17	4,718
			85,987

Principal Amount †			Value $
		Turkey — 0.3%
		Turkey Government Bond
TRY	110,000	8.500%, 07/10/19	35,077
TRY	35,000	8.000%, 03/12/25	10,131
TRY	80,000	7.400%, 02/05/20	24,374
TRY	45,000	7.100%, 03/08/23	12,637
			82,219
		United Kingdom — 3.9%
		Abbey National Treasury Services MTN
GBP	100,000	5.125%, 04/14/21	165,728
		Great Rolling Stock MTN
GBP	50,000	6.250%, 07/27/20	82,195
		Lloyds Bank MTN
GBP	50,000	7.625%, 04/22/25	90,297
		United Kingdom Gilt
GBP	80,997	4.750%, 12/07/30	157,438
GBP	130,975	4.500%, 03/07/19	209,384
GBP	9,586	4.500%, 09/07/34	18,551
GBP	4,000	4.250%, 12/07/40	7,774
GBP	33,425	4.250%, 12/07/46	68,014
GBP	28,619	4.250%, 12/07/55	62,820
GBP	100,553	2.000%, 07/22/20	150,186
			1,012,387
		TOTAL FOREIGN GOVERNMENT BONDS (Cost $3,256,368)	3,152,465

		U.S. TREASURY
		OBLIGATIONS (5) — 9.9%
		United States Treasury Bonds
76,400		5.250%, 02/15/29	103,352
49,100		4.500%, 02/15/36	65,774
190,500		3.125%, 08/15/44	205,026
		United States Treasury Notes
186,200		3.500%, 02/15/18	196,263
181,500		2.375%, 12/31/20	190,284
167,200		2.125%, 08/15/21	173,186
152,400		2.125%, 05/15/25	155,171
181,400		2.000%, 11/15/21	186,360
185,600		1.750%, 09/30/19	189,678
143,300		1.625%, 11/15/22	143,143
164,600		1.500%, 08/31/18	167,143
191,100		1.375%, 09/30/18	193,380
153,400		1.250%, 02/29/20	153,586
217,900		1.000%, 09/15/17	218,743
140,000		0.875%, 04/15/17	140,339

Principal Amount †
/Shares
79,000	0.625%, 11/30/17	78,775
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,541,265)	2,560,203

	CLOSED-END FUNDS — 2.4%
	Guernsey (4) — 0.7%
41,700	HSBC Infrastructure	89,994
44,000	International Public Partnerships	88,192
		178,186
	United Kingdom — 1.7%
24,246	3i Infrastructure	59,078
49,000	BBGI SICAV (4)	90,625
52,757	GCP Infrastructure Investments Class Preference	86,450
56,900	Starwood European Real Estate Finance	86,347
100,000	UK Commercial Property Trust (4)	118,568
		441,068
	TOTAL CLOSED-END FUNDS (Cost $691,837)	619,254

	PREFERRED STOCK — 0.3%
	Brazil — 0.3%
1,700	Itau Unibanco Holding	10,604
44,070	Itausa-Investimentos Itau	75,804
	TOTAL PREFERRED STOCK (Cost $98,558)	86,408

	MUNICIPAL BOND — 0.3%
	New York — 0.3%
	Port Authority of New York & New Jersey RB
75,000	4.458%, 10/01/62
	(Cost $79,037)	74,606
	TOTAL INVESTMENTS — 93.2% (Cost $26,547,261)*	24,178,460

	OTHER ASSETS LESS LIABILITIES — 6.8%	1,762,920

	NET ASSETS — 100%	$25,941,380

†                 In U.S. Dollars unless otherwise indicated.

(1)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2016, the value of these securities amounted to $2,998,623, representing 11.6% of the net assets of the Fund.

(2)         Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2016, the value of these securities amounted to $1,623,202, representing 6.3% of the net assets of the Fund.

(3)         Variable Rate Security — Rate disclosed is as of January 31, 2016.

(4)         Security is fair valued.

(5)         Security, or a portion of this security, has been pledged as collateral on open derivative positions.

* At January 31, 2016, the tax basis cost of the Fund’s investments was $26,547,261, and the unrealized appreciation and depreciation were $194,163 and $(2,562,964), respectively.

The open futures contracts held by the Fund at January 31, 2016, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
DJ Euro Stoxx 50 Index	8	Mar-2016	$5,638
Euro-Bobl	1	Mar-2016	357
Euro-Bund	1	Mar-2016	1,673
FTSE 100 Index	(7)	Mar-2016	933
Long Gilt 10-Year Bond	(3)	Mar-2016	(2,993)
S&P 500 Index EMINI	(2)	Mar-2016	9,501
SPI 200 Index	(4)	Mar-2016	(5,323)
Topix Index	4	Mar-2016	32,835
U.S. 10-Year Treasury Note	(6)	Mar-2016	(19,557)
U.S. 5-Year Treasury Note	(3)	Mar-2016	(6,013)
			$17,051

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2016, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	2/18/16	GBP	319,000	USD	476,063	$21,510
Barclays Capital	2/18/16	MXN	4,290,000	USD	241,888	5,648
Barclays Capital	2/18/16	SEK	1,290,000	USD	150,627	268
Barclays Capital	2/18/16	TWD	13,200,000	USD	400,972	5,007
Barclays Capital	2/18/16	USD	157,916	GBP	109,333	(2,124)
Barclays Capital	2/18/16	USD	511,014	JPY	59,724,000	(17,539)
Barclays Capital	2/18/16	USD	199,903	ZAR	3,300,000	7,152
BNP Paribas	2/18/16	AUD	909,000	USD	647,730	4,921
BNP Paribas	2/18/16	GBP	1,642,000	USD	2,497,493	157,756
BNP Paribas	2/18/16	MYR	628,000	USD	143,052	(7,898)
BNP Paribas	2/18/16	USD	273,772	CLP	194,000,000	(2,336)
BNP Paribas	2/18/16	USD	689,175	KRW	792,000,000	(28,867)
BNP Paribas	2/18/16	USD	363,249	ZAR	5,220,000	(35,726)
BNP Paribas	2/25/16	EUR	101,050	USD	109,291	(238)
BNP Paribas	2/25/16	USD	790,824	EUR	731,190	1,721
Canadian Imperial Bank	2/25/16	EUR	220,848	USD	239,908	529
Canadian Imperial Bank	2/25/16	USD	28,496	GBP	20,000	3
Citigroup Global Markets	2/18/16	CLP	65,000,000	USD	90,221	(724)
Citigroup Global Markets	2/18/16	COP	730,348,000	USD	218,621	(3,511)
Citigroup Global Markets	2/18/16	MXN	3,990,000	USD	219,583	(137)
Citigroup Global Markets	2/18/16	TWD	30,900,000	USD	942,964	16,047
Citigroup Global Markets	2/18/16	USD	173,811	EUR	161,000	671
Citigroup Global Markets	2/18/16	USD	506,114	MXN	9,330,000	7,667
Credit Suisse First Boston	2/18/16	JPY	29,649,693	USD	250,713	5,730
Credit Suisse First Boston	2/18/16	USD	339,427	CHF	338,000	(9,241)
Credit Suisse First Boston	2/18/16	USD	269,677	JPY	32,044,000	(4,911)
Deutsche Bank	2/18/16	HUF	7,800,000	USD	26,946	(189)
Deutsche Bank	2/18/16	JPY	29,301,307	USD	247,772	5,668
Deutsche Bank	2/18/16	KRW	322,000,000	USD	274,183	5,724
Deutsche Bank	2/18/16	NOK	600,000	USD	68,997	(102)
Deutsche Bank	2/18/16	SEK	1,340,000	USD	155,438	(748)
Deutsche Bank	2/18/16	TRY	395,000	USD	134,152	1,164
Deutsche Bank	2/18/16	TWD	17,000,000	USD	516,435	6,480
Deutsche Bank	2/18/16	USD	158,203	GBP	109,334	(2,410)
Deutsche Bank	2/25/16	USD	21,765	EUR	20,000	(87)
Deutsche Bank	3/3/16	EUR	476,318	USD	515,313	(1,066)
Goldman Sachs	2/18/16	AUD	222,000	USD	152,623	(4,367)
HSBC	2/18/16	KRW	1,291,000,000	USD	1,110,519	34,183
HSBC	2/18/16	MXN	3,200,000	USD	183,593	7,376
HSBC	2/18/16	USD	40,965	JPY	4,968,000	84
HSBC	2/18/16	USD	222,001	MXN	3,740,000	(16,048)
HSBC	2/18/16-3/3/16	USD	169,021	GBP	116,969	(2,349)

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
JPMorgan Securities	2/18/16	CLP	129,000,000	USD	179,030	$(1,461)
JPMorgan Securities	2/18/16	USD	165,149	COP	506,924,000	(10,970)
JPMorgan Securities	2/18/16	USD	288,725	TRY	875,000	5,868
JPMorgan Securities	2/18/16	ZAR	3,810,000	USD	256,380	17,325
JPMorgan Securities	2/18/16-2/25/16	EUR	926,093	USD	1,002,355	(1,374)
JPMorgan Securities	2/25/16	USD	769,092	GBP	537,615	(3,022)
JPMorgan Securities	2/25/16-3/3/16	GBP	2,054,679	USD	2,979,584	51,780
JPMorgan Securities	3/3/16	USD	18,256	CAD	25,647	52
Royal Bank of Canada	2/18/16	NOK	1,480,000	USD	165,716	(4,729)
Royal Bank of Canada	2/18/16-2/25/16	EUR	379,462	USD	413,013	1,724
Royal Bank of Canada	2/25/16-3/3/16	USD	106,106	EUR	97,844	(51)
Royal Bank of Canada	3/3/16	CAD	92,366	USD	65,830	(103)
Royal Bank of Scotland	2/18/16	SGD	1,179,000	USD	827,549	224
Royal Bank of Scotland	2/18/16	USD	206,467	CAD	275,000	(10,165)
Royal Bank of Scotland	2/18/16	USD	138,408	NOK	1,210,000	942
Royal Bank of Scotland	2/3/16-2/25/16	EUR	686,976	USD	744,799	436
State Street Bank	2/18/16	HKD	5,692,000	USD	734,734	3,166
State Street Bank	2/18/16	SGD	227,000	USD	159,488	198
State Street Bank	2/18/16	USD	542,914	GBP	379,000	(2,865)
State Street Bank	2/25/16	EUR	504,094	USD	542,040	(4,353)
State Street Bank	2/25/16	USD	121,352	EUR	111,512	(483)
State Street Bank	2/3/16-2/18/16	GBP	636,004	USD	915,891	9,638
Standard Chartered	2/18/16	CAD	798,075	GBP	394,000	(8,264)
Standard Chartered	2/18/16	CHF	454,000	USD	455,432	11,928
Standard Chartered	2/18/16	EUR	209,000	USD	227,336	835
Standard Chartered	2/18/16	IDR	3,457,000,000	USD	246,488	(3,639)
Standard Chartered	2/18/16	JPY	4,968,000	USD	40,535	(513)
Standard Chartered	2/18/16	KRW	775,000,000	USD	642,202	(3,933)
Standard Chartered	2/18/16	THB	3,246,000	USD	89,916	(880)
Standard Chartered	2/18/16	USD	272,162	CZK	6,800,000	542
Standard Chartered	2/18/16	USD	235,899	RUB	18,695,000	10,592
Standard Chartered	2/18/16	USD	886,313	SGD	1,276,000	9,079
Standard Chartered	2/18/16	ZAR	5,220,000	USD	359,247	31,724
Standard Chartered	2/3/16	CAD	92,366	USD	65,226	(708)
UBS Securities	2/18/16	BRL	474,000	USD	120,568	2,674
UBS Securities	2/18/16	MXN	3,420,000	USD	199,823	11,492
UBS Securities	2/18/16	RUB	12,472,000	USD	174,972	10,531
UBS Securities	2/18/16	USD	348,434	BRL	1,446,000	11,216
UBS Securities	2/18/16	USD	249,567	IDR	3,457,000,000	561
UBS Securities	2/18/16	USD	105,780	RUB	7,229,000	(10,467)
UBS Securities	2/18/16	USD	158,744	SEK	1,340,000	(2,558)
UBS Securities	2/18/16-2/25/16	USD	862,800	EUR	787,017	(9,865)
						$266,815

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

COP — Columbian Peso

CZK — Czech Koruna

DJ — Dow Jones

EUR — Euro

FTSE — Financial Times Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IDR — Indonesian Rupiah

JPY — Japanese Yen

KRW — South Korean Won

LLC — Limited Liability Corporation

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NVDR — Non Voting Depository Receipt

OFZ — Federal Loan Obligations

PEN — Peruvian Nuevo Sol

PLN — Polish Zloty

RB — Revenue Bond

RON — Romanian New Leu

RUB — Russian Ruble

S&P — Standard & Poor’s

SEK — Swedish Krona

SGD — Singapore Dollar

SPI — Share Price Index

THB — Thailand Baht

TRY — Turkish New Lira

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Absolute Return EMD and Currency Fund

Schedule of Investments

January 31, 2016 (unaudited)

Principal Amount †			Value $
		FOREIGN GOVERNMENT BONDS — 62.8%
		Brazil — 5.9%
		Brazil Notas do Tesouro Nacional Serie B
BRL	580,000	6.000%, 08/15/50	338,345
		Brazil Notas do Tesouro Nacional Serie F
BRL	1,500,000	10.000%, 01/01/21	307,688
BRL	3,875,000	10.000%, 01/01/23	747,777
BRL	9,950,000	10.000%, 01/01/25	1,826,067
		Brazilian Government International Bond
1,000,000		5.000%, 01/27/45	687,500
			3,907,377
		Colombia — 1.1%
		Colombia Government International Bond
750,000		4.000%, 02/26/24	706,875

		Czech Republic — 8.8%
		Czech Republic Government Bond (1)
CZK	68,220,000	4.000%, 04/11/17	2,869,818
CZK	72,780,000	0.850%, 03/17/18	2,978,012
			5,847,830
		Ecuador — 0.7%
		Ecuador Government International Bond (1)
700,000		7.950%, 06/20/24	488,250

		Hungary — 4.7%
		Hungary Government Bond
HUF	670,000,000	6.750%, 11/24/17	2,545,795
HUF	165,000,000	5.500%, 02/12/16	574,893
			3,120,688
		Indonesia — 4.6%
		Indonesia Treasury Bond
IDR	9,000,000,000	8.750%, 05/15/31	666,938
IDR	5,600,000,000	8.375%, 03/15/24	408,696
IDR	16,800,000,000	8.375%, 09/15/26	1,224,302
IDR	3,050,000,000	8.375%, 03/15/34	214,399
IDR	4,500,000,000	8.250%, 05/15/36	316,420
IDR	3,300,000,000	7.875%, 04/15/19	237,612
			3,068,367
		Mexico — 16.4%
		Mexican Bonos
MXN	21,000,000	10.000%, 12/05/24	1,482,772
		Mexico Cetes (2) (3)
MXN	1,030,000,000	3.660%, 08/18/16	5,569,050
MXN	355,000,000	3.604%, 05/26/16	1,935,832
MXN	250,000,000	3.322%, 02/04/16	1,377,624
		Mexico Government International Bond
600,000		3.600%, 01/30/25	584,250
			10,949,528
		Poland — 4.4%
		Poland Government Bond
PLN	11,690,000	4.750%, 10/25/16	2,937,067

		Russia — 6.5%
		Russian Federal Bond - OFZ
RUB	90,100,000	8.150%, 02/03/27	1,057,792
RUB	12,000,000	7.600%, 07/20/22	141,081
RUB	113,904,000	7.050%, 01/19/28	1,215,635
RUB	43,250,000	7.000%, 08/16/23	485,275
		Russian Foreign Bond - Eurobond
200,000		5.625%, 04/04/42	191,825
1,000,000		4.875%, 09/16/23	1,019,950
200,000		4.500%, 04/04/22	201,900
			4,313,458
		Singapore — 4.5%
		Singapore Government Bond
SGD	4,200,000	2.375%, 04/01/17	2,997,726

		South Africa — 5.2%
		South Africa Government Bond
ZAR	30,625,000	10.500%, 12/21/26	2,098,122
ZAR	11,000,000	8.500%, 01/31/37	611,863
ZAR	2,400,000	6.500%, 02/28/41	104,890
		South Africa Government International Bond
750,000		5.375%, 07/24/44	686,265
			3,501,140
		TOTAL FOREIGN GOVERNMENT BONDS (Cost $44,519,803)	41,838,306
		U.S. TREASURY OBLIGATIONS (4) — 19.5%
		United States Treasury Bills (2) (3)
1,500,000		0.056%, 03/31/16	1,499,289
3,500,000		0.411%, 06/16/16	3,495,310
		United States Treasury Bond
3,880,000		2.875%, 08/15/45	3,965,631

Principal Amount †			Value $
		United States Treasury Notes
520,000		2.250%, 11/15/25	534,869
3,470,000		1.750%, 12/31/20	3,538,588
		TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,883,699)	13,033,687

		CORPORATE OBLIGATIONS — 3.2%
		Argentina — 0.3%
		YPF
180,000		8.500%, 07/28/25	168,413

		Brazil — 0.5%
		Petrobras Global Finance BV
500,000		4.375%, 05/20/23	329,345

		Supra-National — 2.4%
		International Finance
INR	28,500,000	8.250%, 06/10/21	448,551
		International Finance MTN
INR	36,000,000	7.800%, 06/03/19	548,357
INR	42,000,000	6.450%, 10/30/18	617,292
			1,614,200
		TOTAL CORPORATE OBLIGATIONS (Cost $2,229,142)	2,111,958
		TOTAL INVESTMENTS — 85.5%
		(Cost $59,632,644)*	56,983,951
		OTHER ASSETS LESS LIABILITIES — 14.5%	9,654,778
		NET ASSETS — 100%	$66,638,729

†                 In U.S. Dollars unless otherwise indicated.

(1)         Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2016, the value of these securities amounted to $6,336,080, representing 9.5% of the net assets of the Fund.

(2)         Zero Coupon Security

(3)         Rate disclosed is the effective yield at time of purchase.

(4)         Security, or a portion of this security, has been pledged as collateral on open derivative positions.

* At January 31, 2016, the tax basis cost of the Fund’s investments was $59,632,644, and the unrealized appreciation and depreciation were $379,561 and $(3,028,254), respectively.

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2016, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	02/02/16	USD	921,435	HUF	265,000,000	$803
Barclays Capital	2/17/16-4/19/16	USD	1,530,590	ZAR	25,280,000	46,550
Barclays Capital	02/29/16	CZK	8,729,050	USD	344,894	(5,259)
Barclays Capital	2/8/16-2/29/16	USD	2,139,983	CZK	53,000,000	(14,499)
Barclays Capital	02/09/16	IDR	3,200,000,000	USD	228,558	(3,362)
Barclays Capital	03/14/16	INR	12,415,523	USD	181,787	205
BNP Paribas	02/29/16	RUB	143,300,000	USD	2,534,688	650,743
BNP Paribas	02/29/16	USD	1,356,023	RUB	94,650,411	(111,667)
BNP Paribas	03/03/16	MXN	101,646,000	USD	6,101,251	509,176
BNP Paribas	03/03/16	USD	2,032,657	MXN	37,200,000	13,909
Canadian Imperial Bank	2/8/16-2/16/16	USD	551,955	RUB	42,950,000	14,913
Citigroup Global Markets	02/02/16	HUF	397,000,000	USD	1,394,798	13,180
Citigroup Global Markets	02/05/16	COP	1,500,000,000	USD	449,344	(7,417)
Citigroup Global Markets	02/05/16	INR	69,000,000	USD	1,031,082	15,371
Citigroup Global Markets	02/08/16	RUB	18,700,000	USD	287,030	39,828
Citigroup Global Markets	2/8/16-2/29/16	CZK	16,255,819	USD	642,679	(9,209)
Citigroup Global Markets	03/10/16	PLN	1,000,000	USD	253,541	8,608
Citigroup Global Markets	03/11/16	MXN	7,600,000	USD	437,000	19,137
Citigroup Global Markets	03/03/16	USD	941,751	MXN	17,300,000	10,012
Citigroup Global Markets	04/26/16	USD	680,939	CLP	493,000,000	3,779
Citigroup Global Markets	05/03/16	USD	348,558	MYR	1,450,000	(1,835)
Credit Suisse First Boston	2/8/16-2/16/16	RUB	151,000,000	USD	2,249,738	255,509
Credit Suisse First Boston	2/8/16-2/29/16	USD	1,736,232	RUB	128,449,589	(41,736)
Credit Suisse First Boston	04/26/16	USD	335,533	CLP	241,500,000	(119)
Credit Suisse First Boston	04/26/16	USD	684,147	COP	2,270,000,000	76
Credit Suisse First Boston	04/05/16	CLP	348,000,000	USD	471,609	(12,866)
Deutsche Bank Securities	02/17/16	ZAR	9,694,377	USD	665,776	57,400
Deutsche Bank Securities	02/02/16	HUF	278,000,000	USD	960,498	(6,982)
Deutsche Bank Securities	02/02/16	USD	1,127,946	IDR	16,750,000,000	88,025
Deutsche Bank Securities	02/08/16	CZK	18,000,000	USD	726,645	4,943
Deutsche Bank Securities	03/14/16	USD	206,386	BRL	850,000	3,375
Deutsche Bank Securities	03/03/16	USD	673,382	MXN	12,300,000	3,305
Deutsche Bank Securities	04/19/16	PLN	3,670,000	USD	888,905	(9,467)
Deutsche Bank Securities	04/27/16	USD	690,148	MYR	2,900,000	3,547
Deutsche Bank Securities	05/02/16	USD	1,030,303	COP	3,400,000,000	(6,345)
Goldman Sachs	02/16/16	USD	979,571	BRL	4,000,000	15,885
Goldman Sachs	2/16/16-3/14/16	BRL	9,100,000	USD	2,311,564	57,544
Goldman Sachs	02/29/16	CZK	10,015,131	USD	395,680	(6,061)
Goldman Sachs	02/05/16	COP	1,500,000,000	USD	452,489	(4,272)
Goldman Sachs	2/5/16-4/19/16	PLN	6,150,000	USD	1,547,011	40,742
Goldman Sachs	2/9/16-4/27/16	IDR	9,500,000,000	USD	675,700	(6,356)
Goldman Sachs	03/11/16	MXN	4,955,418	USD	289,938	17,479
Goldman Sachs	03/08/16	EUR	650,000	USD	699,773	(5,010)
Goldman Sachs	03/08/16	USD	927,825	EUR	850,000	(6,186)
Goldman Sachs	04/12/16	USD	1,334,659	JPY	155,000,000	(51,882)
HSBC	02/02/16	USD	1,113,445	IDR	15,900,000,000	40,820

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
HSBC	2/2/16-3/11/16	IDR	13,998,689,956	USD	979,408	$(33,228)
HSBC	02/05/16	USD	1,053,519	COP	3,000,000,000	(139,998)
HSBC	2/5/16-3/14/16	USD	1,686,135	INR	114,500,000	(4,967)
HSBC	3/11/16-4/12/16	MXN	25,994,582	USD	1,419,619	(6,759)
HSBC	3/14/16-4/29/16	INR	58,084,477	USD	843,186	(678)
HSBC	03/04/16	USD	2,660,029	SGD	3,800,000	5,701
HSBC	03/08/16	EUR	200,000	USD	218,804	1,948
HSBC	04/21/16	CZK	105,300,000	USD	4,229,086	(1,233)
HSBC	04/05/16	USD	829,313	MYR	3,610,000	35,408
JP Morgan	02/17/16	USD	213,565	ZAR	3,320,000	(5,217)
JP Morgan	03/11/16	USD	681,470	MXN	12,650,000	14,052
JP Morgan	04/12/16	USD	1,432,386	JPY	168,000,000	(42,021)
JP Morgan	04/19/16	MXN	69,600,000	USD	3,861,254	45,123
JP Morgan	04/05/16	MYR	2,150,000	USD	482,604	(32,396)
JP Morgan	04/08/16	ZAR	11,000,000	USD	676,673	(6,620)
Royal Bank of Canada	03/03/16	HUF	63,500,000	USD	220,618	(232)
State Street Bank	03/10/16	PLN	910,000	USD	229,577	6,688
State Street Bank	03/17/16	MXN	10,700,000	USD	620,994	32,953
State Street Bank	03/03/16	HUF	233,000,000	USD	792,943	(17,419)
State Street Bank	04/19/16	USD	1,389,344	EUR	1,270,000	(10,537)
State Street Bank	04/27/16	CZK	13,600,000	USD	546,042	(422)
State Street Bank	04/27/16	SGD	6,850,000	USD	4,779,598	(19,338)
State Street Bank	04/27/16	USD	2,031,612	SGD	2,900,000	54
Standard Chartered	02/17/16	ZAR	4,905,623	USD	336,784	28,930
Standard Chartered	02/02/16	USD	833,366	HUF	240,000,000	1,869
Standard Chartered	2/2/16-2/17/16	IDR	46,551,310,044	USD	3,191,090	(183,452)
Standard Chartered	2/24/16-1/30/17	USD	1,676,943	RUB	143,500,000	84,021
Standard Chartered	2/9/16-2/17/16	USD	940,754	IDR	13,100,000,000	8,026
Standard Chartered	03/11/16	CZK	27,100,000	USD	1,107,418	20,011
Standard Chartered	03/14/16	INR	30,000,000	USD	442,022	3,259
Standard Chartered	03/04/16	SGD	3,985,000	USD	2,841,675	46,166
Standard Chartered	04/26/16	USD	341,957	COP	1,150,000,000	4,676
Standard Chartered	04/27/16	USD	676,582	MYR	2,900,000	17,113
Standard Chartered	04/05/16	USD	480,411	CLP	348,000,000	4,064
UBS Securities	05/02/16	HUF	170,000,000	USD	588,372	(2,531)
						$1,477,348

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro

HUF — Hungarian Forint

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

OFZ — Federal Loan Obligations

PLN — Polish Zloty

RUB — Russian Ruble

SGD — Singapore Dollar

USD — United States Dollar

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements

January 31, 2016 (unaudited)

The following is a summary of the inputs used as of January 31, 2016, in valuing the Schroder Funds’ investments carried at value:

Schroder U.S. Small and Mid Cap Opportunities Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$48,863,641	$—	$—	$48,863,641
Investment Company	2,078,895	—	—	2,078,895
Total Investments in Securities	$50,942,536	$—	$—	$50,942,536

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Depreciation	$(29,750)	$—	$—	$(29,750)
Total Other Financial Instruments	$(29,750)	$—	$—	$(29,750)

Schroder Emerging Market Equity Fund

Investments in Securities (3)	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$39,734,779	$—	$—	$39,734,779
Chile	14,468,409	—	—	14,468,409
China	51,571,761	236,805,840	—	288,377,601
Egypt	3,901,300	1,210,498	—	5,111,798
Greece	—	8,508,938	—	8,508,938
Hong Kong	—	29,812,081	—	29,812,081
Hungary	—	17,136,506	—	17,136,506
India	—	99,531,889	—	99,531,889
Kuwait	—	5,508,690	—	5,508,690
Mexico	33,131,530	—	—	33,131,530
Philippines	—	10,032,164	—	10,032,164
Poland	—	14,153,554	—	14,153,554
Russia	47,935,926	15,652,504	—	63,588,430
South Africa	—	36,329,576	—	36,329,576
South Korea	—	227,636,932	—	227,636,932
Taiwan	—	144,641,338	—	144,641,338
Thailand	—	24,513,535	—	24,513,535
Turkey	—	19,037,756	—	19,037,756
United Arab Emirates	—	10,783,544	—	10,783,544
Total Common Stock	190,743,705	901,295,345	—	1,092,039,050

Preferred Stock
Brazil	22,852,679	—	—	22,852,679
South Korea	—	1,699,633	—	1,699,633
Total Preferred Stock	22,852,679	1,699,633	—	24,552,312

Investment Company	12,057,923	—	—	12,057,923
Total Investment Company	12,057,923	—	—	12,057,923

Rights
Taiwan	49,416	—	—	49,416
Total Rights	49,416	—	—	49,416

Total Investments in Securities	$225,703,723	$902,994,978	$—	$1,128,698,701

The following is a summary of the inputs used as of January 31, 2016, in valuing the Schroder Funds’ investments carried at value:

Schroder International Multi-Cap Value Fund

Investments in Securities (4)	Level 1	Level 2	Level 3 (7)	Total
Common Stock
Australia	$223,769	$13,083,995	$—	$13,307,764
Austria	—	759,586	—	759,586
Belgium	215,948	3,317,677	—	3,533,625
Brazil	2,934,329	—	—	2,934,329
Cambodia	—	103,817	—	103,817
Canada	5,867,460	—	—	5,867,460
Chile	450,378	—	—	450,378
China	236,555	4,091,348	1,093	4,328,996
Colombia	197,064	—	—	197,064
Denmark	—	776,946	—	776,946
Finland	273,927	4,791,935	—	5,065,862
France	365,592	12,077,833	—	12,443,425
Gabon	39,628	—	—	39,628
Germany	829,759	6,036,478	—	6,866,237
Greece	—	398,062	—	398,062
Guernsey	227,563	—	—	227,563
Hong Kong	12,203	11,496,799	—	11,509,002
Hungary	—	514,298	—	514,298
India	329,840	—	—	329,840
Indonesia	—	1,869,873	—	1,869,873
Ireland	430,523	1,238,113	—	1,668,636
Israel	1,350,824	2,266,316	—	3,617,140
Italy	54,644	979,922	—	1,034,566
Japan	—	43,149,278	—	43,149,278
Kazakhstan	62,865	—	—	62,865
Luxembourg	—	736,092	—	736,092
Malaysia	51,059	1,020,767	—	1,071,826
Malta	—	—	1,376	1,376
Mexico	468,021	—	—	468,021
Netherlands	—	2,795,514	—	2,795,514
New Zealand	—	553,029	—	553,029
Norway	—	6,652,137	—	6,652,137
Philippines	117,300	286,805	—	404,105
Poland	—	1,403,040	—	1,403,040
Portugal	—	378,139	—	378,139
Russia	2,512,933	685,047	—	3,197,980
Singapore	32,851	5,188,136	—	5,220,987
South Africa	218,563	6,686,818	—	6,905,381
South Korea	—	6,407,971	—	6,407,971
Spain	89,505	1,100,588	—	1,190,093
Sweden	—	8,444,632	—	8,444,632
Switzerland	641,539	10,624,947	—	11,266,486
Taiwan	1,703,070	8,438,772	—	10,141,842
Thailand	—	4,085,691	—	4,085,691
Turkey	—	2,371,890	—	2,371,890
United Kingdom	1,155,694	36,088,408	—	37,244,102
Total Common Stock	21,093,406	210,900,699	2,469	231,996,574

Preferred Stock
Brazil	669,056	—	—	669,056
Germany	—	395,469	—	395,469
Total Preferred Stock	669,056	395,469	—	1,064,525

Investments in Securities (concluded)	Level 1	Level 2	Level 3 (7)	Total
Investment Companies
Guernsey	$—	$351,792	$—	$351,792
Switzerland	—	260,711	—	260,711
Total Investment Companies	—	612,503	—	612,503

Rights
Hong Kong	—	—	—	—
Total Rights	—	—	—	—

Total Investments in Securities	$21,762,462	$211,908,671	$2,469	$233,673,602

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$65,328	$—	$—	$65,328
Forwards — Unrealized Appreciation	—	225,785	—	225,785
Forwards — Unrealized Depreciation	—	(182,144)	—	(182,144)
Total Other Financial Instruments	$65,328	$43,641	$—	$108,969

The following is a summary of the inputs used as of January 31, 2016, in valuing the Schroder Funds’ investments carried at value:

Schroder Emerging Markets Multi-Cap Equity Fund

Investments in Securities (5)	Level 1	Level 2	Level 3 (7)	Total
Common Stock
Bermuda	$38,272	$—	$—	$38,272
Brazil	952,445	—	—	952,445
Chile	180,906	—	—	180,906
China	487,908	2,009,346	—	2,497,254
Colombia	80,913	—	—	80,913
Czech Republic	—	68,765	—	68,765
Egypt	189,829	71,305	—	261,134
Greece	—	96,474	—	96,474
Hong Kong	—	1,646,951	1,170	1,648,121
Hungary	—	181,844	—	181,844
India	380,648	—	—	380,648
Indonesia	—	1,221,851	—	1,221,851
Kazakhstan	12,455	—	—	12,455
Malaysia	14,302	549,052	—	563,354
Mexico	279,506	—	—	279,506
Morocco	22,110	194,373	—	216,483
Peru	15,200	—	—	15,200
Philippines	93,840	69,284	—	163,124
Poland	—	380,532	—	380,532
Qatar	—	79,501	—	79,501
Russia	614,191	270,262	—	884,453
South Africa	22,551	2,655,821	—	2,678,372
South Korea	—	2,171,168	—	2,171,168
Taiwan	214,560	3,077,406	—	3,291,966
Thailand	—	1,321,961	—	1,321,961
Turkey	—	549,961	—	549,961
United Arab Emirates	—	34,411	—	34,411
United Kingdom	—	31,747	—	31,747
Total Common Stock	3,599,636	16,682,015	1,170	20,282,821

Preferred Stock
Brazil	300,463	—	—	300,463
South Korea	—	63,070	—	63,070
Total Preferred Stock	300,463	63,070	—	363,533

Warrants
Malaysia	1,205	—	—	1,205
Total Warrants	1,205	—	—	1,205

U.S. Treasury Obligation	—	513,599	—	513,599

Total Investments in Securities	$3,901,304	$17,258,684	$1,170	$21,161,158

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$14,776	$—	$—	$14,776
Forwards — Unrealized Appreciation	—	40,538	—	40,538
Forwards — Unrealized Depreciation	—	(83,233)	—	(83,233)
Total Other Financial Instruments	$14,776	$(42,695)	$—	$(27,919)

The following is a summary of the inputs used as of January 31, 2016, in valuing the Schroder Funds’ investments carried at value:

Schroder Emerging Markets Small Cap Fund

Investments in Securities (6)	Level 1	Level 2	Level 3 (7)	Total
Common Stock
Brazil	$484,207	$—	$—	$484,207
China	600,963	1,361,331	—	1,962,294
Colombia	79,954	—	—	79,954
Georgia	93,040	121,200	—	214,240
Hong Kong	—	246,613	—	246,613
India	—	1,345,592	—	1,345,592
Indonesia	—	263,095	—	263,095
Malaysia	—	176,303	—	176,303
Mexico	586,223	—	—	586,223
Philippines	—	190,850	—	190,850
Poland	—	459,642	—	459,642
Russia	161,118	—	—	161,118
Singapore	—	232,807	—	232,807
South Korea	—	1,539,145	—	1,539,145
Sri Lanka	—	187,950	—	187,950
Taiwan	—	2,444,840	—	2,444,840
Thailand	—	547,601	—	547,601
Turkey	—	194,567	—	194,567
United Arab Emirates	—	291,335	—	291,335
Total Common Stock	2,005,505	9,602,871	—	11,608,376

Preferred Stock
Brazil	117,726	—	—	117,726
Total Preferred Stock	117,726	—	—	117,726

Rights
Taiwan	1,254	—	—	1,254
Total Rights	1,254	—	—	1,254

Total Investments in Securities	$2,124,485	$9,602,871	$—	$11,727,356

(1)              There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)              All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

(3)              Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of January 31, 2016, the Fund had securities with a total value of $900,024,660 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange. Additionally, the Fund had securities with a total value of $2,970,318 transfer from Level 1 to Level 2 due to a halt in trading of these securities.

(4)              Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of January 31, 2016, the Fund had securities with a total value of $211,908,671 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange. Additionally, the Fund had securities with a total value of $2,469 transfer from Level 1 to Level 3 due to a halt in trading of these securities.

(5)              Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of January 31, 2016, the Fund had securities with a total value of $16,745,085 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange. Additionally, the Fund had a security with a total value of $1,170 transfer from Level 1 to Level 3 due to a halt in trading of this security.

(6)              Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of January 31, 2016, the Fund had securities with a total value of $9,602,871 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange.

(7)              A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

The following is a summary of the inputs used as of January 31, 2016, in valuing the Schroder Funds’ investments carried at value:

Schroder Broad Tax-Aware Value Fund(1)

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$73,950,671	$—	$73,950,671
U.S. Treasury Obligation	—	21,280,373	—	21,280,373
Corporate Obligations	—	18,705,896	—	18,705,896
Asset-Backed Securities	—	1,298,367	—	1,298,367
Total Investments in Securities	$—	$115,235,307	$—	$115,235,307

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Depreciation	$(385,867)	$—	$—	$(385,867)
Total Other Financial Instruments	$(385,867)	$—	$—	$(385,867)

Schroder Emerging Markets Multi-Sector Bond Fund(1)

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$13,543,461	$—	$13,543,461
Corporate Obligations	—	11,272,701	—	11,272,701
U.S. Treasury Obligation	—	2,199,967	—	2,199,967
Total Investments in Securities	$—	$27,016,129	$—	$27,016,129

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards — Unrealized Appreciation	$—	$50,650	$—	$50,650
Forwards — Unrealized Depreciation	—	(48,845)	—	(48,845)
Credit Default Swaps — Unrealized Depreciation	—	(7,462)	—	(7,462)
Total Other Financial Instruments	$—	$(5,657)	$—	$(5,657)

Schroder Global Strategic Bond Fund(1)

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$40,657,021	$—	$40,657,021
U.S. Treasury Obligations	—	11,115,622	—	11,115,622
Asset-Backed Securities	—	5,547,041	—	5,547,041
Foreign Government Bond	—	2,161,801	—	2,161,801
Convertible Bonds	—	855,925	—	855,925
Collateralized Mortgage Obligations	—	746,532	—	746,532
Exchange Traded Purchased Options	469	—	—	469
OTC Purchased Options	—	100,103	—	100,103
Total Investments in Securities	$469	$61,184,045	$—	$61,184,514

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Exchange Traded Written Options	$(235)	$—	$—	$(235)
OTC Written Options	—	(65,929)	—	(65,929)
OTC Written Call Swaptions	—	(21,906)	—	(21,906)
Futures — Unrealized Appreciation	41,747	—	—	41,747
Futures — Unrealized Depreciation	(148,053)	—	—	(148,053)
Forwards — Unrealized Appreciation	—	425,794	—	425,794
Forwards — Unrealized Depreciation	—	(244,225)	—	(244,225)
Interest Rate Swaps — Unrealized Appreciation	157,550	—	—	157,550
Interest Rate Swaps — Unrealized Depreciation	(381,883)	(140,885)	—	(522,768)
Credit Default Swaps — Unrealized Appreciation	—	95,437	—	95,437
Total Other Financial Instruments	$(330,874)	$48,286	$—	$(282,588)

Schroder Long Duration Investment-Grade Bond Fund(1)

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$22,309,031	$—	$22,309,031
U.S. Treasury Obligations	—	6,573,534	—	6,573,534
Asset-Backed Security	—	802,408	—	802,408
Taxable Municipal Bond	—	397,380	—	397,380
Total Investments in Securities	$—	$30,082,353	$—	$30,082,353

Schroder Short Duration Bond Fund(1)

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$16,215,039	$—	$16,215,039
Asset-Backed Securities	—	5,395,202	—	5,395,202
U.S. Treasury Obligation	—	2,957,750	—	2,957,750
Municipal Bond	—	124,362	—	124,362
Total Investments in Securities	$—	$24,692,353	$—	$24,692,353

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Depreciation	$(10,448)	$—	$—	$(10,448)
Total Other Financial Instruments	$(10,448)	$—	$—	$(10,448)

Schroder Total Return Fixed Income Fund(1)

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$81,095,554	$—	$81,095,554
Asset-Backed Securities	—	30,605,345	—	30,605,345
U.S. Treasury Obligations	—	12,127,339	—	12,127,339
U.S. Government Mortgage-Backed Obligations	—	9,592,446	—	9,592,446
Collateralized Mortgage Obligations	—	6,548,147	—	6,548,147
Commercial Mortgage-Backed Obligations	—	4,189,759	—	4,189,759
Sovereign Governments	—	2,107,517	—	2,107,517
Municipal Bonds	—	1,588,225	—	1,588,225
Exchange Traded Purchased Option	2,031	—	—	2,031
Total Investments in Securities	$2,031	$147,854,332	$—	$147,856,363

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$604,790	$—	$—	$604,790
Futures — Unrealized Depreciation	(538,880)	—	—	(538,880)
Forwards — Unrealized Appreciation	—	38,409	—	38,409
Forwards — Unrealized Appreciation	—	(6,463)	—	(6,463)
Credit Default Swaps — Unrealized Appreciation	—	1,314	—	1,314
Credit Default Swaps — Unrealized Depreciation	—	(34,495)	—	(34,495)
Total Other Financial Instruments	$65,910	$(1,235)	$—	$64,675

Schroder Global Multi-Asset Income Fund(1)

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$9,688,786	$—	$9,688,786
Common Stock	3,634,122	4,362,616	—	7,996,738
Foreign Government Bonds	—	3,152,465	—	3,152,465
U.S. Treasury Obligations	—	2,560,203	—	2,560,203
Closed-End Funds	231,875	387,379	—	619,254
Preferred Stock	86,408	—	—	86,408
Municipal Bond	—	74,606	—	74,606
Total Investments in Securities	$3,952,405	$20,226,055	$—	$24,178,460

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$50,937	$—	$—	$50,937
Futures — Unrealized Depreciation	(33,886)	—	—	(33,886)
Forwards — Unrealized Appreciation	—	487,836	—	487,836
Forwards — Unrealized Depreciation	—	(221,021)	—	(221,021)
Total Other Financial Instruments	$17,051	$266,815	$—	$283,866

Schroder Absolute Return EMD and Currency Fund(1)

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$41,838,306	$—	$41,838,306
U.S. Treasury Obligations	—	13,033,687	—	13,033,687
Corporate Obligations	—	2,111,958	—	2,111,958
Total Investments in Securities	$—	$56,983,951	$—	$56,983,951

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards — Unrealized Appreciation	$—	$2,294,926	$—	2,294,926
Forwards — Unrealized Depreciation	—	(817,578)	—	(817,578)
Total Other Financial Instruments	$—	$1,477,348	$—	$1,477,348

(1)                  There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

Item 2.         Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from November 1, 2015 through January 31, 2016 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Series Trust

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 29, 2016

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: March 29, 2016

*                 Print the name and title of each signing officer under his or her signature.